SPARTAN(registered trademark)


(registered trademark)
FLORIDA
MUNICIPAL
FUNDS


ANNUAL REPORT
NOVEMBER 30, 1995
CONTENTS



PRESIDENT'S MESSAGE                                           3     Ned Johnson on investing
                                                                    strategies.

SPARTAN FLORIDA MUNICIPAL INCOME FUND
(FORMERLY SPARTAN FLORIDA MUNICIPAL INCOME PORTFOLIO)

 PERFORMANCE                                                  4     How the fund has done over time.

 FUND TALK                                                    7     The manager's review of fund
                                                                    performance, strategy and outlook.

 INVESTMENT CHANGES                                           10    A summary of major shifts in the
                                                                    fund's investments over the past six
                                                                    months
                                                                    and one year.

 INVESTMENTS                                                  11    A complete list of the fund's
                                                                    investments with their market
                                                                    values.

 FINANCIAL STATEMENTS                                         19    Statements of assets and liabilities,
                                                                    operations, and changes in net
                                                                    assets,
                                                                    as well as financial highlights.

SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND
(FORMERLY SPARTAN FLORIDA MUNICIPAL MONEY MARKET PORTFOLIO)

 PERFORMANCE                                                  23    How the fund has done over time.

 FUND TALK                                                    25    The manager's review of fund
                                                                    performance, strategy and outlook.

 INVESTMENT CHANGES                                           27    A summary of major shifts in the
                                                                    fund's investments over the past six
                                                                    months
                                                                    and one year.

 INVESTMENTS                                                  28    A complete list of the fund's
                                                                    investments with their market
                                                                    values.

 FINANCIAL STATEMENTS                                         32    Statements of assets and liabilities,
                                                                    operations, and changes in net
                                                                    assets,
                                                                    as well as financial highlights.

NOTES                                                         36    Notes to the financial statements.

REPORT OF INDEPENDENT
ACCOUNTANTS                                                   38    The auditors' opinion.



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR
THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR
ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
SPARTAN FLORIDA MUNICIPAL INCOME FUND
(FORMERLY SPARTAN FLORIDA MUNICIPAL INCOME PORTFOLIO)

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each figure includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value), and the effect of the $5 account closeout fee. You can also look at the fund's income. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns, dividends and yields would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995                     PAST 1   LIFE OF
                                                    YEAR     FUND

Spartan Florida Municipal Income Fund               21.08%   40.24%

Lehman Brothers Municipal Bond                      18.90%   n/a
Index

Average  Florida Tax-exempt
Municipal Bond Fund                                 20.21%   n/a

Consumer Price Index                                2.47%    10.27%

CUMULATIVE TOTAL RETURNS show the fund's performance over a set period - in this case, one year or since the fund started on March 16, 1992. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond index - a broad gauge of the municipal bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the average Florida municipal bond fund, which reflects the performance of 76
Florida tax-exempt municipal bond funds with similar objectives tracked by
Lipper Analytical Services over the past twelve-months. Both benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation.(The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995                     PAST 1   LIFE OF
                                                    YEAR     FUND

Spartan Florida Municipal Income Fund               21.08%   9.54%

Lehman Brothers Municipal Bond                      18.90%   n/a
Index

Average  Florida Tax-exempt
Municipal Bond Fund                                 20.21%   n/a

Consumer Price Index                                2.47%    2.70%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND

$13,962
$13,439
$10,000 OVER LIFE OF FUND:  Let's say you invested $10,000 in Spartan
Florida Municipal Income Fund on March 31, 1992, shortly after the fund started. As the chart shows, by November 30, 1995, the value of your investment would have grown to $13,962 - a 39.62% increase on your initial investment. This assumes you still own the fund on November 30, 1995, and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond index did over the same period. With dividends reinvested, the same $10,000 would have grown to $13,439 - a 34.39% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
                                                     MARCH 16, 1992
                                                     (COMMENCEME
                                                     NT
            YEARS ENDED NOVEMBER 30,                 OF OPERATIONS)
                                                     TO
                                                     NOVEMBER 30,

            1995                       1994   1993   1992

Dividend returns  6.30% 5.01% 6.10% 4.74%

Capital appreciation
 returns  14.78% -12.21% 7.41% 5.19%

Total returns  21.08% -7.20% 13.51% 9.93%
DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee.
DIVIDENDS AND YIELD

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
PERIODS ENDED NOVEMBER 30, 1995          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.53(cents)   27.92(cents)   57.26(cents)

Annualized dividend rate                 4.97%         5.11%          5.37%

30-day annualized yield                  4.81%         -              -

30-day annualized tax-equivalent yield   7.52%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.08 over the past month, $10.90 over the past six months and $10.67 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield if you're in the 36% 1995 federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
SPARTAN FLORIDA MUNICIPAL INCOME FUND
(FORMERLY SPARTAN FLORIDA MUNICIPAL INCOME PORTFOLIO)

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
In sharp contrast to much of
1994, the municipal bond market
posted strong returns for the 12
months ended November 30,
1995. For the period, the
Lehman Brothers Municipal
Bond Index - a broad measure
of the tax-free market - had a
total return of 18.90%. By
comparison, the Lehman
Brothers Aggregate Bond Index
- a proxy for investment-grade
taxable bonds - had a total
return of 17.64%. While the
bankruptcy of Orange County,
California, in December 1994
caused some concern among
investors, tax-free bonds
managed to surge ahead of
their taxable counterparts in the
first quarter of 1995 on signs of
a slowing economy and tamer
inflation expectations. By spring,
however, the muni bond market
began to underperform U.S.
Treasury securities when
Congress began consideration
of tax-code changes, some of
which threatened the tax-exempt
status of municipal securities. This
threat of tax reform dampened
enthusiasm in the municipal
bond market, stalling the rally and
helping shorter maturity bonds
to outperform their longer
counterparts throughout the
spring and summer months. By
early fall, historically attractive
valuations relative to
Treasuries, weakening new
issuance, and stronger demand
from insurance companies and
retail buyers helped tax-free
bonds rebound.
An interview with Maureen Newman, Portfolio Manager of Spartan
Florida Municipal Income Fund
Q. HOW DID THE FUND PERFORM, MAUREEN?
A. For the 12-month period ended November 30, 1995, the fund returned 21.08%. This beat the average Florida municipal bond fund which returned 20.21% for the same period, as tracked by Lipper Analytical Services.
Q. WHAT ARE SOME MAJOR CHANGES YOU HAVE MADE SINCE TAKING OVER THE FUND IN OCTOBER?
A. I made some changes to the portfolio's maturity structure. First, I swapped some long maturity bonds for shorter maturity bonds in order to take advantage of the flatter yield curve, or the graphical representation of the yields of various bond maturities. In other words, I was not giving up a great amount of yield to acquire the less volatile shorter-term bonds. I have also taken advantage of some inefficiencies in the market valuation of bonds with different coupons and call dates to improve the portfolio's performance.
Q. BECAUSE OF ITS LARGE ELDERLY POPULATION, FLORIDA HAS A LARGE NUMBER OF MEDICARE RECIPIENTS RELATIVE TO THE REST OF THE COUNTRY. DO YOU THINK THIS WILL HAVE AN IMPACT ON THE STATE'S HOSPITALS GIVEN THE MEDICARE/MEDICAID REFORM DEBATE IN WASHINGTON?
A. Absolutely. There is a great amount of long-term uncertainty with Florida hospitals because they depend so heavily on Medicare. In addition to Medicare cutbacks, Florida hospitals are contending with an increasingly competitive HMO environment which is putting pressure on hospital revenues. I believe that because Florida hospitals have been able to adapt to significant Medicare changes in the past, they may adapt well to the changes that are ahead. We carefully assess cost-cutting efforts, competitive position and management expertise for each of our health care holdings to determine their ability to thrive in the changing health care environment.
Q. SO THE FUND'S HEALTH CARE ALLOCATION IS BASICALLY THE SAME AS SIX MONTHS
AGO?
A. Not really. Since I took over as manager, I have taken advantage of some profitable situations. For example, I sold some tax-exempt bonds issued for Beverly Enterprises - a corporate entity that operates nursing homes - at a profit for the fund. However, the fund still has about 17% of its assets in health care, about half of which is insured by a municipal bond insurance company.
Q. WERE THERE ANY DISAPPOINTING AREAS THIS YEAR IN THE FLORIDA MUNICIPAL BOND MARKET?
A. Florida's housing bonds did not perform very well. Historically, these bonds have lagged in declining interest-rate environments because of prepayment fears. Like mortgage-backed securities in the taxable bond market, investors fear that the mortgages underlying housing bonds will be refinanced - resulting in early calls of the bond and thus forcing the housing bond investors to reinvest at lower rates. At the end of the period, the fund had 3% of its assets in housing bonds.
Q. DO YOU THINK THE POSSIBLE DEREGULATION OF UTILITIES ACROSS THE COUNTRY WILL AFFECT FLORIDA'S UTILITIES?
A. The competition caused by possible deregulation of utility monopolies nationwide obviously has a negative side because of their loss of pricing power. On the other hand, it creates many opportunities for those companies that are prepared to compete. I believe tax-exempt electric utilities in Florida will be competitive. I intend to target organizations with low costs, efficient operations and strong managements such as Jacksonville Electric and Orlando Utilities Commission. I believe their strong utilities are likely to provide good return opportunities for the fund.
Q. THE FUND HAS A 46% POSITION IN BONDS BACKED BY MUNICIPAL INSURANCE ORGANIZATIONS. WHY DOES THE FUND HAVE SO MANY INSURED BONDS?
A. Bond insurance involves the promise of an insurer such as AMBAC or MBIA to pay interest and principal on a block of bonds should the issuer experience payment problems. While bond insurance affords a bond a AAA rating from the municipal rating agencies, it does not protect against declines in their market value. That said, the large presence of insured bonds in the Florida market has to do with supply and demand. On the supply side, there are many high-quality issuers in Florida that qualify for bond insurance. Also, many individuals in Florida buy bonds directly and prefer bond insurance. Issuers, therefore, have been insuring their bonds to meet that demand.
Q. WHAT'S YOUR OUTLOOK?
A. I expect tax-reform discussions to cause further volatility in the market as we head into the presidential election year. I also expect the supply of municipal bonds to continue to be light. With the budget situation in Washington still a question mark and yields at historically low levels, I don't think investors can expect the same price appreciation municipal bonds enjoyed in 1995.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide high current
tax-free income and
exemption from the Florida
intangible tax by investing
mainly in longer-term,
investment-grade municipal
securities whose interest is
free from federal income tax
START DATE: March 16, 1992
SIZE: as of November 30,
1995, more than $395 million
MANAGER: Maureen Newman,
since October 1, 1995;
manager, Spartan New
Jersey Municipal Income
Fund, since October 1995;
manager, Michigan Tax-Free
High Yield Portfolio, Spartan
Connecticut Municipal
Income Fund, since 1994;
Spartan Aggressive Municipal
Income Portfolio, Spartan
Arizona Municipal Fund,
1994 to 1995; bond analyst,
1985 to 1994; joined Fidelity
in 1985
(checkmark)


MAUREEN NEWMAN ON HER
INVESTMENT STYLE:
"I have a bottom-up approach
to investing. I start with
fundamental research to
understand each issuer in the
portfolio and to gauge the
likelihood of outperformance.
I then work with our
quantitative research analysts
and bond traders to uncover
bonds that offer strong
relative value. Our
quantitative research group
has developed a variety of
computer models that assist
in evaluating trading
opportunities and in achieving
a better understanding of the
total return characteristics of
the portfolios. I plan to keep
the fund's duration - or its
price sensitivity to changes in
interest rates - similar to that
of the Florida municipal bond
market as represented by the
Lehman Brothers Florida
index. Therefore, I will be able
to focus on adding value on a
issuer-by-issuer basis."
(solid bullet)  On October 1, 1995,
Maureen Newman took over
management of the fund from
Anne Punzak.
SPARTAN FLORIDA MUNICIPAL INCOME FUND
(FORMERLY SPARTAN FLORIDA MUNICIPAL INCOME PORTFOLIO)

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF NOVEMBER 30, 1995
                       % OF FUND'S    % OF FUND'S INVESTMENT
                       INVESTMENTS    S
                                      IN THESE SECTORS
                                      6 MONTHS AGO

Health Care            17.8           18.3

Transporation          16.3           13.1

Electric Revenue       14.4           15.6

Water & Sewer          10.5           9.5

Escrowed/Prerefunded   10.0           6.1

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1995
               6 MONTHS AGO

Years   15.3   17.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1995
              6 MONTHS AGO

Years   7.9   8.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THE ABOVE EXAMPLE. QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1995 AS OF MAY 31, 1995
Aaa 55.6%
Aa, A 17.1%
Baa 18.9%
Ba, B 0.0%
Non-rated 3.6%
Short-term
investments 4.8%
Aaa 43.3%
Aa, A 21.1%
Baa 23.4%
Ba, B 0.0%
Non-rated 6.9%
Short-term
investments 5.3%
Row: 1, Col: 1, Value: 55.6
Row: 1, Col: 2, Value: 17.1
Row: 1, Col: 3, Value: 18.9
Row: 1, Col: 4, Value: 3.6
Row: 1, Col: 5, Value: 4.8
Row: 1, Col: 6, Value: 1.0
Row: 1, Col: 1, Value: 43.3
Row: 1, Col: 2, Value: 21.1
Row: 1, Col: 3, Value: 23.4
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 6.9
Row: 1, Col: 6, Value: 5.3
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW ACCOUNT FOR 0.0% AND 3.1% OF THE FUND'S INVESTMENTS AT NOVEMBER 30, 1995 AND MAY 31, 1995, RESPECTIVELY.
SPARTAN FLORIDA MUNICIPAL INCOME FUND
(FORMERLY SPARTAN FLORIDA MUNICIPAL INCOME PORTFOLIO)

INVESTMENTS NOVEMBER 30, 1995
Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 95.2%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
FLORIDA - 90.0%
Alachua County Health Facs. Auth. Health Facs.
Rev. (Santa Fe Health Care Facs. Proj.):
  Rfdg. 6% 11/15/09  Baa1 $ 2,950,000 $ 2,972,125
  Rfdg. 6.05% 11/15/16  Baa1  5,590,000  5,583,013
  7.60% 11/15/13  Baa1  1,000,000  1,090,000
Bay County Ind. Dev. Correctional Facs. Rev.
(Corrections Corp. America Proj.)
Series A, 8.875% 11/1/05 (b)  -  2,385,000  2,493,756
Brevard County Sales Tax Rev. Rfdg. & Impt.
5.25% 12/1/13 (FGIC Insured)  Aaa  1,100,000  1,083,500
Brevard County Util. Rev. Rfdg. 5.25% 3/1/14
(AMBAC Insured)   Aaa  2,500,000  2,450,000
Broward County Hsg. & Fin. Auth. Single-Family
Mtg. Rev. 6.65% 8/1/21
(GNMA/FNMA Coll.)  Aaa  2,000,000  2,062,500
Broward County Resources Recovery Rev. (SES
Broward Co. LP South Proj.) 7.95% 12/1/08  A  11,080,000  12,409,600
Broward County Special Oblig.:
 5.50% 1/1/04 (AMBAC Insured)  Aaa  2,320,000  2,444,700
 5.50% 1/1/05 (AMBAC Insured)  Aaa  2,585,000  2,727,174
 5% 1/1/10 (AMBAC Insured)  Aaa  1,500,000  1,470,000
Broward County Wtr. & Swr. Util. Rev. Rfdg.
5.125% 10/1/15 (AMBAC Insured)  Aaa  2,500,000  2,409,375
Cocoa Wtr. & Swr. Rev. Impt. Series B, 5.125%
10/1/13 (AMBAC Insured)  Aaa  1,245,000  1,209,205
Dade County Aviation Rev. Rfdg. Series E, 6%
10/1/09 (AMBAC Insured)  Aaa  3,000,000  3,288,750
Dade County Gtd. Entitlement Rev. Rfdg.
Series B, 0% 2/1/02 (MBIA Insured)  Aaa  1,810,000  1,357,500
Dade County Pub. Facs. Rev. Rfdg.
(Jackson Mem. Hosp.) Series A, 4.75%
6/1/10 (MBIA Insured)  Aaa  3,540,000  3,327,600
Dade County Rev. 5.125% 4/1/09
(MBIA Insured)  Aaa  1,475,000  1,476,843
Dade County Seaport Rev.:
 6.20% 10/1/09 (MBIA Insured)  Aaa  1,845,000  2,020,275
 6.20% 10/1/10 (MBIA Insured)  Aaa  1,325,000  1,450,875
 5.75% 10/1/15 (MBIA Insured)  Aaa  5,100,000  5,221,124
Dade County Wtr. & Swr. Sys. Rev.:
 6.25% 10/1/06 (FGIC Insured)  Aaa  1,500,000  1,676,250
 6.25% 10/1/08 (FGIC Insured)  Aaa  1,100,000  1,225,124
 5.50% 10/1/18 (FGIC Insured)  Aaa  1,000,000  998,750
 5.50% 10/1/25 (FGIC Insured)  Aaa  5,000,000  4,962,500
Dunedin Hosp. Rev. (Mease Health Care)
5.25% 11/15/06 (MBIA Insured)  Aaa  1,400,000  1,445,500
Dunedin Util Sys. Rev. Rfdg. 6.25% 10/1/11
(FGIC Insured)  Aaa  1,360,000  1,513,000
Duval County Hsg. Fin. Auth. Single Family Mtg. Rev.:
 Series C, 7.70% 9/1/24 (FGIC Insured)
 (GNMA Coll.)  Aaa  725,000  779,375
 5.80% 12/1/19 (GNMA Coll.) (b)  Aaa  1,000,000  988,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Escambia County Health Facs. Auth. Rev.:
 Rfdg. (Baptist Hosp. Inc.) Series B, 6% 10/1/1  BBB+ $ 2,825,000 $
2,775,563
 (Baptist Hosp. & Baptist Manor) 6.75%
 10/1/14  BBB+  3,250,000  3,408,438
Escambia County Poll. Cont. Rev.:
 Rfdg. (Gulf Pwr. Co. Proj.) 6.75% 3/1/22  A1  2,000,000  2,067,500
 (Champion Int'l. Corp. Proj.) 6.90%
 8/1/22 (b)  Baa1  5,000,000  5,350,000
Escambia County Utils. Auth. Util. Sys. Rev.
Series B, 6.25% (FGIC Insured)  Aaa  1,500,000  1,655,625
Florida Board of Ed. Admin.  Cap. 5.40%
6/1/06  Aa  2,500,000  2,609,375
Florida Board Ed. Admin. Cap. Outlay
 Rfdg. (Pub. Ed.):
  Series A:
    5% 6/1/24  Aa  5,000,000  4,637,500
   5% 6/1/09  Aa  1,000,000  982,500
 Unltd. Tax (Pub. Ed.) Series D, 5% 6/1/15  Aa  1,250,000  1,189,063
Florida Div. Board Fin Dept. Gen. Svcs. Rev.
(Dept. of Natural Resources):
  Series 2000 A:
   6.75% 7/1/08 (AMBAC Insured)  Aaa  1,350,000  1,517,063
   5.70% 7/1/09 (AMBAC Insured)  Aaa  3,000,000  3,150,000
Florida Gen. Oblig. (Jacksonville Trans.)
6.40% 7/1/22  Aa  1,100,000  1,175,625
Florida Hsg. Fin. Agcy. Single-Family Mtg. Rfdg.:
 Series A:
  6.35% 7/1/14  Aa1  1,450,000  1,518,875
  6.55% 7/1/14  Aa1  2,000,000  2,110,000
 Series B, 6.55% 7/1/17 (b)  Aa1  1,455,000  1,525,931
 5.10% 4/1/13  A+  2,500,000  2,500,000
Florida Mid-Bay Bridge Auth. Rev.:
 Series A:
  7.50% 10/1/17 (f)  -  1,700,000  1,893,375
  6.875% 10/1/22 (e)  -  3,000,000  3,525,000
Florida Muni. Pwr. Agcy. Rev.:
 Rfdg. (All Requirement Pwr. Supply) 6.25%
 10/1/19 (AMBAC Insured) (e)  Aaa  2,340,000  2,609,100
 (Stanton II Proj.) 6.50% 10/1/20
 (AMBAC Insured)  (Pre-Refunded
  to 10/1/02 @ 102) (e)  Aaa  1,000,000  1,137,500
Florida State Tpk. Auth. Rev. (Dept. Transn.)
Series A, 5.50% 7/1/06 (AMBAC Insured)  Aaa  3,000,000  3,142,500
Florida State Tpk. Auth. Tpk. Rev.:
 Series A:
  5.50% 7/1/05 (AMBAC Insured)  Aaa  3,250,000  3,428,750
  6.25% 7/1/09 (FGIC Insured)  Aaa  2,325,000  2,490,656
  7.20% 7/1/11 (AMBAC Insured)
  (Pre-Refunded to 7/1/01 @ 102) (e)  Aaa  1,500,000  1,736,250
  6.35% 7/1/22 (FGIC Insured) (e)  Aaa  4,255,000  4,754,963
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Florida State Tpk. Auth. Tpk. Rev. - continued
 Rfdg. Series A:
  5.25% 7/1/11 (FGIC Insured)  Aaa $ 4,750,000 $ 4,744,063
  5% 7/1/16 (FGIC Insured)  Aaa  4,000,000  3,795,000
  5% 7/1/19 (FGIC Insured)  Aaa  4,000,000  3,780,000
Greater Orlando Aviation Auth. Aprt. Facs. Rev.
Series A, 6.50% 10/1/05 (FGIC Insured) (b)  Aaa  3,550,000  3,944,938
Hillsborough County Aviation Auth. Rev. Rfdg.
(Tampa Int'l. Aprt.) Series A, 6.90%
10/1/11 (FGIC Insured)  Aaa  4,250,000  4,616,563
Hillsborough County Port. Auth. Dist. Rev. Spl.
Rfdg. Rev. (Tampa Port Auth.):
 6.50% 6/1/03 (FSA Insured)  Aaa  2,000,000  2,227,500
 6.50% 6/1/05 (FSA Insured)  Aaa  2,000,000  2,242,500
Hillsborough County Util. Rev. Rfdg.
(Cap. Appreciation) Series A:
  0% 8/1/05 (MBIA Insured)  Aaa  8,000,000  5,000,000
  0% 8/1/06  Aaa  10,000,000  5,887,500
  0% 8/1/07  Aaa  7,000,000  3,885,000
Indian River County Wtr. & Swr. Rev. Rfdg.
Series A, 5.50% 9/1/11 (FGIC Insured)  Aaa  2,000,000  2,055,000
Jacksonville Cap. Impt. Rev. Ctfs. (Gator Bowl Proj.):
 5.50% 10/1/14 (AMBAC Insured)  Aaa  2,000,000  2,015,000
 5.50% 10/1/19 (AMBAC Insured)  Aaa  2,000,000  2,000,000
Jacksonville Elec. Auth. Rev.:
 Rfdg. (Bulk Pwr.-Scherer 4 Proj. A)
 5.20% 10/1/11  Aa1  4,000,000  3,920,000
 (Bulk Pwr. Supply-Scherer) 6.75% 10/1/21
 (Pre-Refunded to 10/1/00 @ 101.5) (e)  Aaa  1,000,000  1,122,500
 (St. Johns River Pwr.) Series 5, 7%
 10/1/09  Aa1  2,490,000  2,751,450
Jacksonville Excise Tax Rev.:
 Rfdg. 6.25% 10/1/05 (AMBAC Insured)  Aaa  2,000,000  2,205,000
 Series A, 6.50% 10/1/11 (AMBAC Insured)  Aaa  1,200,000  1,284,000
Jacksonville Health Facs. Auth. Hosp. Rev.
(Baptist Med. Ctr.) Series A, 7.30%
6/1/19 (MBIA Insured)  Aaa  500,000  547,500
Jacksonville Health Facs. Auth. Indl. Dev. Rev.:
 (Cypress Village Proj.) (Nat'l. Benevolent Assoc.):
  Rfdg. 7% 12/1/22  Baa1  2,000,000  2,075,000
  7% 12/1/14  Baa1  1,000,000  1,046,250
  6.25% 12/1/23  Baa1  2,710,000  2,584,663
  8% 12/1/24  Baa1  2,740,000  3,061,950
Jacksonville Ind. Dev. Rev. Rfdg.
(Cargill, Inc. Proj.) 6.40% 3/1/11  AA-  1,250,000  1,337,500
Jacksonville Sales Tax Rev.
(River City Rennaissance Proj.):
  6% 10/1/04 (FGIC Insured)  Aaa  3,430,000  3,794,438
  6.50% 10/1/14 (FGIC Insured)  Aaa  1,900,000  1,935,625
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Jacksonville Wtr. & Swr. Gen. Waterwks Dev. Rev.
(Jacksonville Suburban Utils.) 6.75%
6/1/22 (b)  A2 $ 1,915,000 $ 2,075,381
Key West Util. Board Elec. Rev. Rfdg. 0%
10/1/14 (AMBAC Insured)  Aaa  6,755,000  2,414,913
Lakeland Elec. & Wtr. Rev.:
 0% 10/1/09 (FGIC Insured)  Aaa  2,840,000  1,352,550
 Rfdg. (Jr. Sub. Lien) (d):
  6.25% 10/1/02 (FGIC Insured)  Aaa  5,180,000  5,626,775
  6.50% 10/1/06 (FGIC Insured)  Aaa  1,000,000  1,111,250
  6.50% 10/1/07 (FGIC Insured)  Aaa  4,095,000  4,545,450
Leesburg Hosp. Rev. Rfdg.
 (Leesburg Regl. Med. Ctr. Proj.):
  Series B:
   5.625% 7/1/13  Baa1  2,795,000  2,658,744
   5.70% 7/1/18  Baa1  3,140,000  2,979,075
Leon County Rev. Rfdg.
5.50% 10/1/07 (MBIA Insured)  Aaa  1,000,000  1,065,000
Martin County Ind. Dev. Auth. Rev. Rfdg.
(Indiantown Cogeneration Proj.):
  Series A, 7.875% 12/15/25  Baa3  8,000,000  9,140,000
  Series B, 8.05% 12/15/25 (b)  Baa3  2,500,000  2,884,375
Melbourne Arpt. Rev. Rfdg. (d):
 5.75% 10/1/97 (MBIA Insured)  Aaa  190,000  194,275
 5.75% 10/1/98 (MBIA Insured)  Aaa  205,000  211,663
 5.75% 10/1/99 (MBIA Insured)  Aaa  215,000  223,869
 6.25% 10/1/00 (MBIA Insured)  Aaa  230,000  246,100
 6.25% 10/1/01 (MBIA Insured)  Aaa  240,000  258,600
 6.255 10/1/02 (MBIA Insured)  Aaa  260,000  281,775
 6.25% 10/1/03 (MBIA Insured)  Aaa  270,000  293,625
 6.50% 10/1/04 (MBIA Insured)  Aaa  290,000  320,813
 6.50% 10/1/05 (MBIA Insured)  Aaa  310,000  343,325
 6.50% 10/1/06 (MBIA Insured)  Aaa  325,000  359,938
 6.75% 10/1/07 (MBIA Insured)  Aaa  350,000  394,625
 6.75% 10/1/08 (MBIA Insured)  Aaa  375,000  421,875
 6.75% 10/1/09 (MBIA Insured)  Aaa  400,000  448,500
 6.75% 10/1/10 (MBIA Insured)  Aaa  425,000  477,063
Naples Hosp. Rev. Rfdg. (Community Hosp. Proj. Inc.):
 5.10% 10/1/07 (MBIA Insured)  Aaa  1,500,000  1,513,125
 5% 10/1/19 (MBIA Insured)  Aaa  1,000,000  935,000
Nassau County Poll. Cont. Rev. Rfdg.
(ITT Rayonier Proj.):
  7.65% 6/1/06  Baa2  1,415,000  1,540,581
  6.25% 6/1/10  Baa2  2,500,000  2,581,250
North Broward Hosp. Dist. Rev. Rfdg. 6.40%
1/1/06 (MBIA Insured)  Aaa  950,000  1,046,188
North Miami Edl. Facs. Rev. (Johnson & Wales
Univ. Proj.) Series A, 6.125% 4/1/20  -  6,605,000  6,596,744
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Orange County Health Facs. Auth. Hosp. Rev.
(Adventist Health Sys.) 5.75% 11/15/05
(AMBAC Insured)  Aaa $ 2,000,000 $ 2,167,500
Orange County Hsg. Fin. Auth. Mtg. Rev.
Series A, 7.875% 9/1/10 (GNMA Coll.) (b)  AAA  145,000  151,887
Orange County Hsg. Fin. Auth. Single-Family
Mtg. Rev. (Mtg. Bkd. Secs. Proj.) 6.40%
10/1/14 (GNMA/FNMA Coll.)  AAA  2,000,000  2,062,500
Orange County Sales Tax Rev. Series B,
5.375% 1/1/24  A1  1,000,000  978,750
Orange County Tourist Dev. Tax Rev. Rfdg.:
 Series A:
  5.75% 10/1/07 (MBIA Insured)  Aaa  3,620,000  3,923,174
  5.85% 10/1/08 (MBIA Insured)  Aaa  1,795,000  1,952,062
  5.90% 10/1/09 (MBIA Insured)  Aaa  1,250,000  1,359,374
  5.90% 10/1/10 (MBIA Insured)  Aaa  1,000,000  1,081,249
Orlando & Orange County Expwy. Auth.
Expwy. Rev.:
  Rfdg. Sr. Lien 5.25% 7/1/14
  (AMBAC Insured)  Aaa  4,000,000  3,915,000
  7.50% 7/1/16 (e)  Aaa  2,155,000  2,244,950
  7.25% 7/1/14 (e)  Aaa  13,250,000  13,784,372
Orlando Util. Commission Wtr. & Elec. Rev.:
 Rfdg. 6% 10/1/10  Aa1  1,405,000  1,526,180
 Rfdg. Sub-Series D, 6.75% 10/1/17  Aa  7,000,000  8,242,500
 Sub-Series A, 6.50% 10/1/20 (Pre-Refunded to
 10/1/10 @ 102) (e)  Aaa  6,055,000  6,827,012
 5% 10/1/23  Aa1  2,000,000  1,855,000
Orlando Wtr. & Elec. Rev. 5.538% 10/31/13  Aa  9,400,000  9,447,000
Osceola County School Board Ctfs. of Partnership
Series A, 5.25% 6/1/15 (AMBAC Insured)  Aaa  3,750,000  3,684,374
Palm Beach County Solid Waste Auth. Rev.
8.625% 7/1/04  A  1,500,000  1,635,000
Palm Beach County Wtr. & Swr. Rev. 5.50%
10/1/06 (MBIA Insured)  Aaa  1,500,000  1,580,625
Pinellas Park Pub. Impt. Rev. Rfdg. Series A,
5% 10/1/13 (FGIC Insured)  Aaa  1,000,000  960,000
Plantation Health Facs. Auth. Rev.
(Covenant Retirement Communities Inc.),
7.75% 12/1/22  BBB+  2,500,000  2,706,250
Polk County Ind. Dev. Auth. Ind. Dev. Rev.
(Winter Haven Hosp.) Series 2, 6.25%
9/1/15, (MBIA Insured)  Aaa  1,500,000  1,591,875
Reedy Creek Util. Rev. 6.50% 10/1/16
 (Pre-Refunded to 10/1/01 @101)
(MBIA Insured) (e)  Aaa  1,350,000  1,512,000
St. Johns County Ind. Dev. Auth. Hosp. Rev.
(Flagler Hosp. Proj.) 6% 8/1/22  A  2,000,000  1,995,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
FLORIDA - CONTINUED
St. Lucie County Solid Waste Disp. Rev.
(Florida Pwr. & Lt. Co. Proj.) 6.70%
5/1/27 (b)  A1 $ 1,050,000 $ 1,124,813
Sarasota Wtr. & Swr. Util. Rev. Rfdg. (d):
 5.25% 10/1/00 (FGIC Insured)  Aaa  1,150,000  1,183,063
 6.25% 10/1/04 (FGIC Insured)  Aaa  1,450,000  1,585,938
 6.25% 10/1/07 (FGIC Insured)  Aaa  1,735,000  1,895,488
Seminole County Wtr. & Swr. Rev. Rfdg. & Impt.:
 6% 10/1/12 (MBIA Insured)  Aaa  1,500,000  1,623,750
 6% 10/1/09 (MBIA Insured)  Aaa  1,500,000  1,636,875
South Miami Health Facs. Auth. Hosp. Rev.
5.50% 10/1/05 (MBIA Insured)  Aaa  1,980,000  2,054,250
Sumter County School Dist. Rev.
(Multi-Dist. Loan Prog.) 7.15% 11/1/15,
(Cap. Guaranty Insured)  Aaa  1,000,000  1,221,250
Sunshine St. Governmental Fing. Commn. Rev.
Series A, 5.50% 10/1/05
(FGIC Insured)  Aaa  1,000,000  1,056,250
Tampa Rev. (Allegheny Health Sys. - St. Joseph):
 6.70% 12/1/07 (MBIA Insured)  Aaa  2,535,000  2,820,188
 6.75% 12/1/17 (MBIA Insured)  Aaa  150,000  165,375
Tampa Wtr. & Swr. Rev. Rfdg:
 Series A, 5% 10/1/14 (FGIC Insured)  Aaa  1,830,000  1,738,500
 Series B, 5% 10/1/14 (FGIC Insured)  Aaa  1,000,000  950,000
Tarpon Springs Health Facs. Auth. Hosp. Rev.
(Helen Ellis Mem. Hosp. Proj.):
  7.50% 5/1/11  BBB-  1,225,000  1,284,719
  7.625% 5/1/21  BBB-  4,245,000  4,457,250
   365,411,046
PUERTO RICO - 3.1%
Puerto Rico Commonwealth Aqueduct & Swr.
Auth. Rev. Series A, 7.875% 7/1/17  Baa  2,500,000  2,771,875
Puerto Rico Commonwealth Hwy. & Trans. Auth.
Rev. Series T, 6.625% 7/1/18  Baa1  4,000,000  4,280,000
Puerto Rico Commonwealth Infrastructuring Fing.
Auth. Spl. Series A, 7.50% 7/1/09  Baa1  1,000,000  1,090,000
Puerto Rico Elec. Pwr. Auth. Rev. Rfdg. Series W,
6.50% 7/1/05 (MBIA Insured)  Aaa  3,000,000  3,390,000
Puerto Rico Pub. Bldgs. Auth. Guaranteed Pub.
Ed. & Health Facs. Series L, 6.875%
7/1/21 (Pre-Refunded to 7/1/02 @
101.5) (e)  Aaa  1,000,000  1,157,500
   12,689,375
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
GUAM - 2.1%
Guam Arpt. Auth. Gen. Rev.:
 Series A, 6.60% 10/1/10 (b)  BBB $ 1,500,000 $ 1,518,750
 Series B, 6.40% 10/1/05 (b)  BBB  3,750,000  3,810,938
Guam Pwr. Auth. Rev. Series A:
 5.25% 10/1/13  BBB  1,250,000  1,134,375
 6.30% 10/1/22  BBB  1,900,000  1,916,625
   8,380,688
TOTAL MUNICIPAL BONDS
(Cost $368,400,750)   386,481,109
MUNICIPAL NOTES (A) - 4.8%

FLORIDA - 4.8%
Dade County Health Facs. Auth. Hosp. Rev.
(Miami Children's Hosp. Proj.) Series 1990,
4%, LOC Barnett Bank, VRDN  VMIG 1  7,900,000  7,900,000
Dade County Ind. Dev. Auth. Ind. Dev. Rev.
(Dolphins Stadium Proj.) Series 1985 B, 4%,
LOC Hong Kong & Shanghai Banking Corp.,
VRDN   VMIG 1  3,700,000  3,700,000
Hialeah Hosp. Rev. Rfdg. Class B,
(Hialeah Hosp. Inc. Proj.) 3.90% 2/1/14,
LOC Bank Of Montreal,
VRDN   VMIG 1  3,790,000  3,790,000
Miami TAN 4.50%  MIG 1  2,000,000  2,016,840
Pinellas County Health Facs. Auth.
(Pooled Hosp. Loan Prog.)) 3.80%,
LOC Chemical Bank, VRDN  VMIG 1  2,200,000  2,200,000
TOTAL MUNICIPAL NOTES
(Cost $19,606,840)   19,606,840
TOTAL INVESTMENTS - 100%
(Cost $388,007,590)  $ 406,087,949
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASE
25 U.S. Treasury Bond Futures   December 1995 $ 2,985,156 $ 32,586
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.7%


SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $556,875.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 71.2% AAA, AA, A 69.8%
Baa 13.2% BBB  15.5%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by either S&P or Moody's amounted to 3.6%. FMR has determined that unrated debt securities that are lower quality account for 0.0% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Health Care   17.8%
Transporation    16.3
Electric Revenue    14.4
Water and Sewer    10.5
Escrowed/Prerefunded   10.0
Others
 (individually less than 10%)   31.0
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1995, the aggregate cost of investment securities for income tax purposes was $388,007,590. Net unrealized appreciation aggregated $18,080,359, of which $18,543,813 related to appreciated investment securities and $463,454 related to depreciated investment securities.
At November 30, 1995, the fund had a capital loss carryforward of approximately $3,910,000 of which $1,972,000 and $1,938,000 will expire on November 30, 2002 and 2003, respectively.
At November 30, 1995, the fund was required to defer $310,225 of losses on futures contracts.
SPARTAN FLORIDA MUNICIPAL INCOME FUND
(FORMERLY SPARTAN FLORIDA MUNICIPAL INCOME PORTFOLIO)

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 NOVEMBER 30, 1995

1.ASSETS        2.            3.

4.Invest        5.            $ 406,087,949
ment in
securiti
es, at
value
(cost
$388,0
07,590)
-
See
accom
panyin
g
schedu
le

6.Receiv        7.             5,580,474
able for
invest
ments
sold

8.Interes       9.             6,049,551
t
receiva
ble

10.Recei        11.            22,656
vable
for
daily
variatio
n on
futures
contrac
ts

12. 13.T        14.            417,740,630
OTAL
ASSETS

15.LIABIL       16.           17.
ITIES

18.Paya         $ 11,043      19.
ble to
custodi
an
bank

Payable for      1,457,367
investme
nts
purchas
ed
Regular
delivery

 Delayed         19,501,104
delivery

20.Paya          27,629       21.
ble for
fund
shares
redeem
ed

22.Distri        576,916      23.
butions
payabl
e

24.Accru         175,960      25.
ed
manag
ement
fee

26. 27.T        28.            21,750,019
OTAL
LIABILITI
ES

29.30.N         31.           $ 395,990,611
ET
ASSETS

32.Net          33.           34.
Assets
consist
of:

35.Paid         36.           $ 382,138,489
in
capital

37.Accu         38.            (4,260,823)
mulate
d
undistri
buted
net
realize
d gain
(loss)
on
invest
ments

39.Net          40.            18,112,945
unreali
zed
appreci
ation
(depre
ciation)

on
invest
ments

41.42.N         43.           $ 395,990,611
ET
ASSETS
, for
35,423,
977
shares
outstan
ding

44.45.N         46.            $11.18
ET
ASSET
VALUE,
offering
price
and
redemp
tion
price
per
share
($395,9
90,611
(divided by)
35,423,
977
shares)


STATEMENT OF OPERATIONS
 YEAR ENDED NOVEMBER 30, 1995

47.48.IN    49.            $ 21,748,264
TEREST
INCOME


50.EXPE     51.            52.
NSES

53.Mana     $ 2,019,366    54.
gement
fee

55.Non-i     1,608         56.
nterest
ed
trustee
s'
compe
nsation

57. 58.T    59.             2,020,974
OTAL
EXPEN
SES

60.61.N     62.             19,727,290
ET
INTERES
T
INCOM
E

63.REALI    65.            66.
ZED AND
UNREALIZ
ED GAIN
(LOSS)
64.Net
realize
d gain
(loss)
on:

67. Inves    (1,119,436)   68.
tment
securiti
es

69. Futur    (1,023,381)    (2,142,817)
es
contrac
ts

70.Chan     71.            72.
ge in
net
unreali
zed
appreci
ation
(depre
ciation)
on:

73. Inves    51,347,687    74.
tment
securiti
es

75. Futur    71,397         51,419,084
es
contrac
ts

76.77.N     78.             49,276,267
ET GAIN
(LOSS)

79.80.N     81.            $ 69,003,557
ET
INCREA
SE
(DECRE
ASE) IN
NET
ASSETS
RESULTI
NG
FROM
OPERATI
ONS

STATEMENT OF CHANGES IN NET ASSETS
      YEARS ENDED NOVEMBER 30,

             1995            1994

82.INCRE
ASE
(DECREAS
E) IN NET
ASSETS

83.Oper      $ 19,727,290    $ 22,142,396
ations
Net
interest
income

84. Net       (2,142,817)     (1,846,988)
realize
d gain
(loss)

85. Chan      51,419,084      (49,908,428)
ge in
net
unrealiz
ed
appreci
ation
(deprec
iation)

86.           69,003,557      (29,613,020)
87.N
ET
INCRE
ASE
(DECR
EASE
) IN
NET
ASSE
TS
RESUL
TING
FROM
OPER
ATION
S

88.Distri     (19,727,290)    (22,142,396)
butions
to
shareh
olders
From
net
interest
income

89. From      -               (7,685,399)
net
realize
d gain

90. 91.T      (19,727,290)    (29,827,795)
OTAL
DISTRIB
UTIONS

92.Share      78,744,845      113,687,492
transac
tions
Net
procee
ds from
sales
of
shares

93. Rein      12,331,494      19,685,122
vestme
nt of
distribu
tions

94. Cost      (79,953,207)    (166,831,473)
of
shares
redeem
ed

95. Rede      40,228          83,694
mption
fees

96.97.        11,163,360      (33,375,165)
NET
INCRE
ASE
(DECR
EASE
) IN
NET
ASSE
TS
RESUL
TING
FROM
SHAR
E
TRANS
ACTIO
NS

98.           60,439,627      (92,815,980)
99.TOT
AL
INCREA
SE
(DECRE
ASE) IN
NET
ASSETS

100.NET      101.            102.
ASSETS

103. Be       335,550,984     428,366,964
ginning
of
period

104. En      $ 395,990,611   $ 335,550,984
d of
period

105.OTH      107.            108.
ER
INFORMATI
ON
106.Sha
res

109. Sol      7,475,522       10,546,906
d

110. Iss      1,152,868       1,829,088
ued in
reinves
tment
of
distribu
tions

111. Re       (7,660,480)     (15,871,258)
deeme
d

112. Ne       967,910         (3,495,264)
t
increas
e
(decre
ase)

FINANCIAL HIGHLIGHTS
      YEARS ENDED NOVEMBER 30,               MARCH 16, 1992
                                             (COMMENCEME
                                             NT
                                             OF OPERATIONS) T
                                             O
                                             NOVEMBER 30,

            1995        1994 D      1993        1992

113.SELE
CTED
PER-SH
ARE
DATA

114.Net     $ 9.740     $ 11.290    $ 10.520    $ 10.000
asset
value,
beginni
ng of
period

115.Inco     .573        .587        .615        .459
me
from
Invest
ment
Operati
ons
Net
interest
income

116. Ne      1.439       (1.352)     .777        .514
t
realize
d and
unreali
zed
gain
(loss)

117. Tot     2.012       (.765)      1.392       .973
al from
invest
ment
operati
ons

118.Les      (.573)      (.587)      (.615)      (.459)
s
Distrib
utions
From
net
interest
income

119. Fro     -           (.200)      (.010)      -
m net
realize
d gain

120. Tot     (.573)      (.787)      (.625)      (.459)
al
distribu
tions

121.Red      .001        .002        .003        .006
emptio
n fees
added
to paid
in
capital

122.Net     $ 11.180    $ 9.740     $ 11.290    $ 10.520
asset
value,
end of
period

123.TOT      21.09       (7.19)      13.52%      9.94%
AL          %           %
RETURN
 B

124.RATI
OS AND
SUPPLE
MENTAL
DATA

125.Net     $ 395,991   $ 335,551   $ 428,367   $ 237,109
assets,
end of
period
(000
omitted
)

126.Rati     .55         .54%        .25%        .03%A
o of        %           C           C           C
expens
es to
averag
e
net
assets

127.Rati     5.37        5.49%       5.52%       6.25%A
o of net    %
interest
income
to
averag
e net
assets

128.Port     65          49%         50%         38%A
folio       %
turnove
r rate

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND
(FORMERLY SPARTAN FLORIDA MUNICIPAL MONEY MARKET PORTFOLIO)

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period, reinvestment of its dividends (or income), and the effect of the fund's $5 account closeout fee. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed the fund for certain expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995               PAST 1   LIFE OF
                                              YEAR     FUND

Spartan Florida Municipal
Money Market Fund                             3.57%    9.64%

Average All Tax-Free
Money Market Fund                             3.38%    8.43%

Consumer Price Index                          2.47%    9.01%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on August 24,1992. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the average all tax-free money market fund, which reflects the performance of 396 average all tax-free money market funds with similar objectives tracked by IBC/Donoghue over the past twelve months. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The periods covered by the CPI and IBC/Donoghue numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995               PAST 1   LIFE OF
                                              YEAR     FUND

Spartan Florida Municipal
Money Market Fund                             3.57%    2.85%

Average All Tax-Free
Money Market Fund                             3.38%    2.52%

Consumer Price Index                          2.47%    2.69%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                            11/28/94   2/27/95   5/29/95   8/28/95   11/27/95



Spartan Florida Municipal   3.30%      3.80%     3.78%     3.38%     3.39%
Money Market Fund



Average All Tax-Free        3.10%      3.48%     3.61%     3.21%     3.30%
Money Market Fund



Spartan Florida Municipal   5.16%      5.94%     5.91%     5.28%     5.30%
Money Market Fund -
Tax-equivalent


YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the average all tax-free money market fund as tracked by IBC/Donoghue. Or you can look at the fund's tax-equivalent yield, which is based on an effective 1995 federal tax rate of 36%. A portion of the fund's income may be subject to the alternative minimum tax. A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND
(FORMERLY SPARTAN FLORIDA MUNICIPAL MONEY MARKET PORTFOLIO)

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jan Bradburn, Portfolio Manager of Spartan Florida Municipal Money Market Fund
Q. JAN, WHAT KIND OF INVESTMENT CLIMATE HAVE YOU BEEN OPERATING IN FOR THE PAST YEAR?
A. Slower growth and declining interest rates defined the investment climate in 1995. When the period began, the Federal Reserve was still doing its best to temper the economic growth rate and prevent an outbreak of inflation. Since the beginning of 1995, growth has slowed dramatically and inflationary pressures have been dormant. In July 1995, fearful that the economy might be in danger of slipping into a recession, the Fed offered a dose of fiscal stimulus with a one-quarter percentage point cut in the federal funds rate. Most market participants have assumed since then that another rate cut was imminent, and the price of most short-term securities reflect that assumption.
Q. WHAT WAS YOUR STRATEGY DURING THE YEAR?
A. Normally it makes sense to shorten the fund's average maturity when rates are rising and lengthen when rates are falling. In Florida, however, technical factors play a determinant role, especially the state's intangible tax, levied annually on January 1. The fund's average maturity when the period began was 27 days. Being so short then made sense for two reasons: because rates were rising and because, knowing that many of the new assets flooding the fund in December would disappear in January, it was important to preserve liquidity. As the economy slowed during the spring and interest rates fell, lack of supply made extending the fund's average maturity difficult. As supply entered the market, I was able to extend, reaching 55 days at the end of June, and staying close to that through the fall and early winter. On the last day of the period, the fund's average maturity was 52 days.
Q. HOW DID THE FUND PERFORM?
A. Better than most other tax-free money market funds. The fund's seven-day yield on November 30, 1995 was 3.36%, up from 3.31% a year ago. That equaled a 5.25% taxable rate for investors in the 36% federal tax bracket. Through November 30, 1995, the fund's one-year total return was 3.57%, compared to 3.38% for the average all tax-free money market fund, according to IBC/Donoghue.
Q. WHAT'S THE OUTLOOK?
A. Even if the Fed chooses not to act at its next meeting in December, rates seem likely to head lower before too long, probably before the end of the first quarter of 1996. A key variable is the budget debate. If and when Congress and the President reach an agreement on a balanced budget, the Fed may choose to offset the restrictive effect of lower government spending with a rate cut that would stimulate the economy. Of course, technical factors will dominate my strategy over the next couple of months, as the fund's assets swell and contract during tax season. But all that aside, I'll probably target an average maturity of between 50 and 60 days in the months ahead. That's long enough to capitalize on a rate cut should the Fed decide to act, while still preserving some flexibility in case the Fed stands pat.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income and exemption from
the Florida intangible tax, while
maintaining a stable $1.00
share price by investing in
high-quality, short-term
municipal money market
securities
START DATE: August 24, 1992
SIZE: as of November 30,
1995, more than $363 million
MANAGER: Jan Bradburn,
starting June 1995; also
manager, Fidelity Ohio
Municipal Money Market
Portfolio, since 1993;
Fidelity Massachusetts
Tax-Free Money Market
Portfolio and Spartan
Massachusetts Municipal
Money Market Portfolio, since
1992; Spartan New York
Municipal Money Market
Portfolio, since 1990; Fidelity
New York Tax-Free Money
Market Portfolio, since 1989;
joined Fidelity in 1989
(checkmark)

WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
usually long-term security that
gives the bond holder the
option to redeem the bond at
face value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.
SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND
(FORMERLY SPARTAN FLORIDA MUNICIPAL MONEY MARKET PORTFOLIO)

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            11/30/95           5/31/95            11/30/94

0 - 30       71                 78                 82

31 - 90      12                 12                   12

91 - 180     4                  9                  0

181 - 397     13                 1                 6

WEIGHTED AVERAGE MATURITY
                            11/30/95   5/31/95   11/30/94

Spartan Florida Municipal
Money Market Fund           52 days    29 days   27 days

Average All Tax-Free
Money  Market Fund*         49 days    38 days   46 days

ASSET ALLOCATION
AS OF NOVEMBER 30, 1995 AS OF MAY 31, 1995

Row: 1, Col: 1, Value: 60.0
Row: 1, Col: 2, Value: 18.0
Row: 1, Col: 3, Value: 6.0
Row: 1, Col: 4, Value: 13.0
Row: 1, Col: 5, Value: 3.0
Row: 1, Col: 1, Value: 56.0
Row: 1, Col: 2, Value: 24.0
Row: 1, Col: 3, Value: 10.0
Row: 1, Col: 4, Value: 9.0
Row: 1, Col: 5, Value: 2.0
Variable rate
demand notes
(VRDNs) 60%
Commercial
paper 18%
Tender bonds 6%
Municipal
notes 13%
Other 3%
Variable rate
demand notes
(VRDNs) 56%
Commercial
paper 24%
Tender bonds 10%
Municipal
notes 9%
Other 1%
* SOURCE: IBC/DONOGHUE'S MONEY FUND REPORT(registered trademark)
SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND
(FORMERLY SPARTAN FLORIDA MUNICIPAL MONEY MARKET PORTFOLIO)

INVESTMENTS NOVEMBER 30, 1995
Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES  (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FLORIDA - 100.0%
Alachua County Health Facs. Rev. Bonds (Academic Research
 Bldg. Proj.) Series 1989, 3.90%, tender 1/18/96,
 LOC Barnett Bank  $ 6,250,000 $ 6,250,000
Arcadia Hosp. Rev. (Desoto Memorial Hosp.) Series 1994,
3.80%, LOC First Union Bank of Florida   5,000,000  5,000,000
Broward County Hsg. Fin. Auth. Multi-Family Hsg. Rev., VRDN:
 (Lake Park Assoc. Ltd. Partnership) Series 1985, 3.70%,
 LOC Society Bank   10,070,000  10,070,000
 (Palm Aire-Oxford Proj.) Series 1990, 3.95%
  (Continental Casualty Insurance Guaranteed)   1,800,000  1,800,000
 (Town of Jacaranda) 3.85%, LOC Southtrust Bank   3,000,000  3,000,000
Broward County School Dist. RAN 4.50% 4/29/96   7,785,000  7,811,313
Clay County Hsg. Fin. Auth. Participating VRDN,
Series PT-61, 4.10%, LOC Bayerische Hypotheken
(b) (c) (d)   4,950,000  4,950,000
Collier County Wtr. & Swr. Ind. Dev. Rev., VRDN (b):
 (Marco Island Util. Proj.):
  Series 1990, 4%, LOC SunTrust Bank   4,300,000  4,300,000
  Series 1992, 3.90%, LOC SunTrust Bank   1,200,000  1,200,000
Dade County Health Facs. Auth. Hosp. Rev.
(Miami Children's Hosp. Proj.) 3.65% (AMBAC Insured)
(Liquidity Facility SunTrust Bank) VRDN   12,000,000  12,000,000
Dade County Ind. Dev. Auth. Ind. Dev. Rev. (Royal Store
Fixtures Corp. Proj.) 3.90%, LOC SunTrust Bank,
VRDN (b)   2,500,000  2,500,000
Dade County Ind. Dev. Rev.:
 (Dolphins Stadium Proj.) Series 1985 D, 4%,
 LOC Hong Kong & Shanghai Banking Corp., VRDN   6,500,000  6,500,000
 (Guastafeste Proj.):
  Series 1987, 4%, LOC SunTrust Bank, VRDN (b)   1,010,000  1,010,000
  Series 1991, 4%, LOC SunTrust Bank, VRDN (b)   625,000  625,000
 (Montenay-Dade Ltd. Proj.) Series 1990 A, 3.85%,
 LOC Banque Paribas, VRDN (b)   8,970,000  8,970,000
Dade County Multi-Family Hsg. (Biscayne View Apts. Proj.)
Series 1993, 4.20% (Commonwealth Life Ins. Co.
Guaranteed) VRDN (b)   15,000,000  15,000,000
Duval County Multi-Family Hsg. Fin. Auth. Rev.
(Lakes of Mayport Apts.) Series 1985 F, 3.80%,
LOC Bank of Boston, VRDN   4,300,000  4,300,000
Eustis Health Fac. Auth. Hosp. (Waterman Proj.) Series 1992,
3.65%, LOC Banque Paribas, VRDN   2,500,000  2,500,000
Florida Hsg. Fin. Agcy. Multi-Family Hsg. Rev. Rfdg.
(Hillsborough-Oxford Proj.) Series D, 3.95%
(Continental Casualty Insurance Guaranteed) VRDN   5,590,000  5,590,000
Florida Hsg. Fin. Agcy. (Oak Mill Creek Proj.) Series 1985,
3.75%, LOC Chemical Bank, VRDN   6,600,000  6,600,000
Florida State Board of Ed. Bonds Series B, 6.80%
6/1/96   1,000,000  1,012,551
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Florida State Board of Ed. Participating VRDN (c):
 Series CR-163, 3.82% (Liquidity Facility Citibank)  $ 10,000,000 $
10,000,000
 Series CR-164, 3.82% (Liquidity Facility Citibank)    10,000,000
10,000,000
 Series PA-103, 3.75%
 (Liquidity Facility Merrill Lynch & Co.)    5,000,000  5,000,000
Florida State Dept. Gen. Svcs. Rev. Bonds (Environmental
Protection Agency) 4.50% 7/1/96 (FSA Insured)   1,160,000  1,163,920
Florida State Muni. Pwr. Agcy. (Stanton II Proj.)
Participating VRDN, Series PA-1018, 3.75%
(Liquidity Facility Merrill Lynch & Co.) (c)   2,520,000  2,520,000
Florida Turnpike Auth. Participating VRDN, Series PA-111,
3.75% (Liquidity Facility Merrill Lynch & Co.) (c)   1,100,000  1,100,000
Greater Orlando Aviation Auth. Bonds Series B, 3.80%
2/26/96 (Liquidity Facility Morgan Guaranty Trust Co.)
CP (b)    1,000,000  1,000,000
Hialeah Hosp. Rev. Rfdg. (Hialeah Hosp. Inc. Proj.) Series B,
3.90%, LOC Bank of Montreal Canada, VRDN   4,000,000  4,000,000
Hillsborough County Aviation Auth. (Tampa Intl. Arpt.) CP (b):
 3.80% 2/13/96, LOC Nat'l. Westminster Bank   5,000,000  5,000,000
 3.80% 2/14/96, LOC Nat'l. Westminster Bank   2,500,000  2,500,000
Indian River County Hosp. Dist. Hosp. Rev. Bonds:
 Series 1988:
  3.90%, tender 12/12/95, LOC Kredietbank   2,600,000  2,600,000
  3.85%, tender 1/24/96, LOC Kredietbank   4,350,000  4,350,000
  3.90%, tender 2/12/96, LOC Kredietbank   2,000,000  2,000,000
 Series 1989:
  3.85%, tender 12/7/95, LOC Kredietbank   1,200,000  1,200,000
  3.90%, tender 12/12/95, LOC Kredietbank   4,300,000  4,300,000
 Series 1990:
  3.85%, tender 12/7/95, LOC Kredietbank   4,800,000  4,800,000
  3.90%, tender 12/12/95, LOC Kredietbank   2,000,000  2,000,000
Indian River County Hosp. Dist. Rev. Rfdg. Series 1985,
3.70%, LOC Kredietbank, VRDN   900,000  900,000
Indian Trace Commty. Dev. Dist. Rev. (Broward County
Basin I Wtr. Mgmt. Spl. Benefit) 3.65% (MBIA Insured)
(BPA Swiss Bank Corp.) VRDN   3,100,000  3,100,000
Jacksonville Elec. Auth. Participating, Series PA-100, 3.80%
(Liquidity Facility Merrill Lynch & Co.) VRDN   3,460,000  3,460,000
Jacksonville Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 1984,
3.60%, LOC First Union Nat'l. Bank, VRDN   5,700,000  5,700,000
Jacksonville Ind. Dev. Rev. (Samuel C. Taylor Foundation
1987 Proj.) 3.75%, LOC Barnett Bank, VRDN   5,200,000  5,200,000
Liberty County Ind. Dev. Rev. (Timber Energy Resources Inc.
Proj.) Series 1994, 3.85%, LOC Bank of Montreal,
VRDN    7,900,000  7,900,000
Manatee County Hsg. Fin. Auth. (Harbor Pointe Proj.)
Series 1990 A, 4.10%, LOC Marine Midland Bank,
VRDN    1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Miami TAN 4.50% 9/27/96  $ 10,000,000 $ 10,055,425
Monroe County School Dist. RAN 5.25% 12/14/95   3,000,000  3,000,000
Ocean Hwy. & Port Auth. Rev. Series 1990 3.80%,
LOC ABN-AMRO Bank (b)   9,100,000  9,100,000
Okeechobee County Solid Wst. Rev. (Chambers Waste Sys.)
Series 1992, 3.95%, LOC NationsBank,
VRDN (b)   10,900,000  10,900,000
Orange County Health Facs. Auth.
(Adventist Sys./Sunbelt Inc.)
Participating VRDN, 3.85%
(Liquidity Facility Merrill Lynch & Co.) (c)   3,985,000  3,985,000
Orange County Health Facs. (Adventist Sys./Sunbelt Inc.)
Series 1992, 3.65%, LOC Banque Paribas, VRDN   5,900,000  5,900,000
Orange County School Dist.:
 RAN 4.50% 6/25/96   17,500,000  17,576,277
 TAN 4.50% 10/16/96   10,000,000  10,059,717
Orange County Health Facs. Auth. Rfdg. Rev. Bonds
(Pooled Hosp. Loan Program):
  Series 1985, 3.80%, tender 1/3/96 (MBIA Insured)
  (BPA Banque Paribas)   2,400,000  2,400,000
  Series 1985, 3.75%, tender 1/3/96 (MBIA Insured)
  (BPA Banque Paribas)   4,000,000  4,000,000
  Series 1985, 3.75%, tender 1/9/96 (MBIA Insured)
  (BPA Banque Paribas)   10,300,000  10,300,000
Orlando Util. Commission Wtr. & Elec. Participating,
Series 1989 D, 3.75% (Liquidity Facility
Merrill Lynch & Co.) (c)   5,175,000  5,175,000
Orlando & Orange County Expressway Rev. Bonds:
 7% 7/1/96   1,900,000  1,971,113
 7.25% 7/1/96   1,000,000  1,041,021
Palm Beach County Health Facs. Auth. Bonds,
 3.80%, tender 1/23/96 (MBIA Insured)
 (Liquidity Facility Credit Suisse)   4,500,000  4,500,000
Palm Beach County Hsg. Fin. Auth. Rev. (Lake Crystal Apts.
Proj. Phase III) Series 1988 A, 3.92%, LOC Citibank,
VRDN (b)   7,340,000  7,340,000
Pensacola Rev. Bonds (Harborview Corp. Proj.) 3.95%
LOC Amsouth Bank, VRDN   2,975,000  2,975,000
Pinellas County Health Facs. Auth. Rev.:
 (Bayfront Med.) 3.60% (FGIC Insured)
 (BPA Barnett Bank) VRDN   1,100,000  1,100,000
  (Pooled Hosp. Loan Program) 3.80%,
  LOC Chemical Bank, VRDN   1,600,000  1,600,000
Pinellas County Wtr. Rev. Rfdg. Bonds 4.50% 10/1/96
(AMBAC Insured)   5,150,000  5,181,224
Plant City (South Baptist Hosp. Proj.) Series 1993, 3.90%,
LOC Barnett Bank, VRDN (b)   4,800,000  4,800,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds
(Seminole Elec. Coop.):
  Series 1984 D, 3.40%, tender 12/15/95
  (Nat'l. Rural Utils. Coop-CFC Guaranteed) $ 10,000,000 $ 10,000,000 Series 1984 H4, 3.75%, tender 3/15/96
  (Nat'l. Rural Utils. Coop.-CFC Guaranteed)   6,000,000  6,000,000
Sunshine State Govt. Fing. Commission, CP:
 3.65% 12/8/95   1,425,000  1,425,000
 3.65% 12/11/95   5,000,000  5,000,000
Sunshine State Govt. Fing. Commission Rev. Bonds
Series 1986, 3.65%, tender 12/8/95   1,575,000  1,575,000
Volusia County Health Facs. Auth. Rev. (Southwest Volusia
Healthcare Corp.) Series 1994 A, 3.70%,
LOC First Union Nat'l. Bank, VRDN   9,900,000  9,900,000
TOTAL INVESTMENTS - 100%  $ 358,642,561
Total Cost for Income Tax Purposes  $ 358,642,748

SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Clay County Hsg. Fin.
Auth. Participating VRDN,
 Series PT-61  4/21/95 $ 4,951,207
INCOME TAX INFORMATION
At November 30, 1995, the fund had a capital loss carryforward of approximately $27,100 of which $100, $1,000, $22,000 and $4,000 will expire on November 30, 2000, 2001, 2002 and 2003, respectively.
SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND
(FORMERLY SPARTAN FLORIDA MUNICIPAL MONEY MARKET PORTFOLIO)

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 NOVEMBER 30, 1995

129.ASS         130.         131.
ETS

132.Inve        133.         $ 358,642,561
stment
in
securiti
es, at
value -
See
accom
panyin
g
schedu
le

134.Rec         135.          4,012,619
eivable
for
invest
ments
sold on
a
delaye
d
deliver
y basis

136.Inter       137.          2,616,135
est
receiva
ble

138.            140.          365,271,315
139.T
OTAL
ASSETS

141.LIA         142.         143.
BILITIES

144.Pay         $ 599,455    145.
able to
custodi
an
bank

146.Pay          1,071,127   147.
able for
invest
ments
purcha
sed

148.Dist         58,725      149.
ribution
s
payabl
e

150.Acc          145,744     151.
rued
manag
ement
fee

152.            154.          1,875,051
153.T
OTAL
LIABILITI
ES

155.            157.         $ 363,396,264
156.N
ET
ASSETS

158.Net         159.         160.
Assets
consist
of:

161.Paid        162.         $ 363,423,660
in
capital

163.Acc         164.          (27,396)
umulat
ed net
realize
d gain
(loss)
on
invest
ments

165.            167.         $ 363,396,264
166.N
ET
ASSETS
, for
363,42
3,660
shares
outstan
ding

168.            170.          $1.00
169.N
ET
ASSET
VALUE,
offering
price
and
redemp
tion
price
per
share
($363,3
96,264
(divided by)
363,42
3,660
shares)


STATEMENT OF OPERATIONS
 YEAR ENDED NOVEMBER 30, 1995

171.        173.          $ 15,436,952
172.INTE
REST
INCOME


174.EXP     175.          176.
ENSES

177.Man     $ 1,916,452   178.
ageme
nt fee

179.Non      2,196        180.
-interes
ted
trustee
s'
compe
nsation

181.        183.           1,918,648
182.T
OTAL
EXPEN
SES

184.        186.           13,518,304
185.N
ET
INTERES
T
INCOM
E

187.        189.           (4,277)
188.NET
REALIZED
GAIN
(LOSS)
ON
INVESTM
ENTS


190.        192.          $ 13,514,027
191.N
ET
INCREA
SE IN
NET
ASSETS
RESULTI
NG
FROM
OPERATI
ONS

STATEMENT OF CHANGES IN NET ASSETS
      YEARS ENDED NOVEMBER 30,

             1995             1994

193.INCR
EASE
(DECREAS
E) IN NET
ASSETS

194.Ope      $ 13,518,304     $ 8,842,690
rations
Net
interest
income

195. Ne       (4,277)          (21,862)
t
realize
d gain
(loss)

196. Inc      -                (17)
rease
(decre
ase) in
net
unreali
zed
gain
from
 accr
etion of
market
discou
nt

197.          13,514,027       8,820,811
198.
NET
INCRE
ASE
(DECR
EASE
) IN
NET
ASSE
TS
RESUL
TING
FROM
OPER
ATION
S

199.Dist      (13,518,304)     (8,842,690)
ribution
s to
shareh
olders
from
net
interest
income

200.Sha       629,995,039      587,117,506
re
transac
tions at
net
asset
value
of
$1.00
per
share
Procee
ds from
sales
of
shares

201. Rei      12,616,815       8,273,320
nvestm
ent of
distribu
tions
from
net
interest
income

202. Co       (616,740,964)    (564,580,189)
st of
shares
redeem
ed

203.          25,870,890       30,810,637
204.
NET
INCRE
ASE
(DECR
EASE
) IN
NET
ASSE
TS
AND
SHAR
ES
RESUL
TING
FROM
SHAR
E
TRANS
ACTIO
NS

205.          25,866,613       30,788,758
206.T
OTAL
INCREA
SE
(DECRE
ASE) IN
NET
ASSETS

207.NET      208.             209.
ASSETS

210. Be       337,529,651      306,740,893
ginning
of
period

211. En      $ 363,396,264    $ 337,529,651
d of
period

FINANCIAL HIGHLIGHTS
      YEARS ENDED NOVEMBER 30,               AUGUST 24, 1992
                                             (COMMENCEMENT
                                             OF OPERATIONS) TO
                                             NOVEMBER 30,

            1995      1994      1993      1992

212.SEL
ECTED
PER-SH
ARE
DATA

213.Net     $ 1.000   $ 1.000   $ 1.000          $ 1.000
asset
value,
beginni
ng of
period

214.Inco     .035      .024      .025             .008
me
from
Invest
ment
Operati
ons
Net
interest
income

215.Les      (.035)    (.024)    (.025)           (.008)
s
Distrib
utions
From
net
interest
income

216.Net     $ 1.000   $ 1.000   $ 1.000          $ 1.000
asset
value,
end of
period

217.TOT      3.57%     2.47%     2.51%            .78%
AL
RETURN
 B

218.RATIOS AND
SUPPLEMENTAL DATA

219.Net     $ 363,396   $ 337,530   $ 306,741         $ 49,467
assets,
end of
period
(000
omitted
)

220.Rati     .50%        .46%        .18%              0.00%
o of                    C           C                 C
expens
es to
averag
e
net
assets

221.Rati     3.52%       2.43%       2.48%             2.91%
o of net                                              A
interest
income
to
averag
e net
assets

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
On December 14, 1995, the Board of Trustees gave approval to change the names of Spartan Florida Municipal Income Portfolio and Spartan Florida Municipal Money Market Portfolio to Spartan Florida Municipal Income Fund and Spartan Florida Municipal Money Market Fund, respectively. Spartan Florida Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Spartan Florida Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The following summarizes the significant accounting policies of the income fund and the money market fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
 MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash sales, and futures and options.
REDEMPTION FEES. Shares held in the income fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
RESTRICTED SECURITIES. The funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $4,950,000 or 1.4% of net assets for the money market fund. The income fund had no investments in restricted securities.
DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS AND OPTIONS. The income fund may invest in futures and options contracts, and may also write options. These investments involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts, as reflected in the schedule of investments under the caption "Futures Contracts", reflect the extent of the involvement the income fund has in the particular classes of instruments. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates. Risks also may arise if there is an illiquid secondary market for the instruments, or due to the inability of counterparties to perform.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $241,479,864 and $228,173,637, respectively. The market value of futures contracts opened and closed during the period amounted to $50,198,222 and $58,695,441, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .55% and .50% of average net assets for the income and money market funds, respectively.
FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $3,515 and $5,202 for the income and money market funds, respectively. SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to the fund's Distribution and Service Plan.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Spartan Florida Municipal Income Portfolio and Spartan Florida Municipal Money Market Portfolio:
We have audited the accompanying statements of assets and liabilities of Fidelity Court Street Trust: Spartan Florida Municipal Income Portfolio and Fidelity Court Street Trust II: Spartan Florida Municipal Money Market Portfolio, including the schedules of portfolio investments, as of November 30, 1995 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and the period from March 16, 1992 (commencement of operations) to November 30, 1992 for the Spartan Florida Municipal Income Portfolio, and for each of the three years in the period then ended and the period from August 24, 1992 (commencement of operations) to November 30, 1992 for the Spartan Florida Municipal Money Market Portfolio. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Florida Municipal Income Portfolio and Spartan Florida Municipal Money Market Portfolio, as of November 30, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from March 16, 1992 (commencement of operations) to November 30, 1992 for the Spartan Florida Municipal Income Portfolio, and for each of the three years in the period then ended and the period from August 24, 1992 (commencement of operations) to November 30, 1992 for the Spartan Florida Municipal Money Market Portfolio, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 4, 1996
DISTRIBUTIONS


The Board of Trustees of Spartan Florida Municipal Income Fund voted to pay on December 26, 1995 to shareholders of record at the opening of business on December 22, 1995, a distribution of $.005 derived from capital gains realized from sales of portfolio securities.
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER, MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr. , Vice President
Janice S. Bradburn, Vice President -
MONEY MARKET FUND
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President - MONEY MARKET FUND
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE


(2_FIDELITY_LOGOS)FIDELITY

HIGH YIELD TAX-FREE
PORTFOLIO
ANNUAL REPORT
NOVEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     35   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    39   Notes to the financial statements.

REPORT OF INDEPENDENT    42   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995          PAST 1   PAST 5   PAST 10
                                         YEAR     YEARS    YEARS

High Yield Tax-Free                      17.95%   44.45%   129.65%

Lehman Brothers Municipal Bond Index     18.90%   51.82%   139.41%

Average High Yield Municipal Bond Fund   17.15%   48.37%   129.18%

Consumer Price Index                     2.47%    14.80%   40.92%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the average high yield municipal bond fund, which reflects the performance of 36 high yield municipal bond funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995          PAST 1   PAST 5   PAST 10
                                         YEAR     YEARS    YEARS

High Yield Tax-Free                      17.95%   7.63%    8.67%

Lehman Brothers Municipal Bond Index     18.90%   8.71%    9.12%

Average High Yield Municipal Bond Fund   17.15%   8.19%    8.63%

Consumer Price Index                     2.47%    2.80%    3.49%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
              High Yield (LB Munici
     11/30/85    10000.00    10000
     12/31/85    10192.08  10087.9
     01/31/86    10682.01 10682.08
     02/28/86    11065.89 11105.73
     03/31/86    11151.81 11109.28
     04/30/86    11112.50 11117.73
     05/31/86    10973.62 10936.73
     06/30/86    11089.01 11041.07
     07/31/86    11168.23 11108.08
     08/31/86    11712.80 11605.39
     09/30/86    11698.70 11634.52
     10/31/86    11942.16 11835.45
     11/30/86    12121.27 12069.91
     12/31/86    12118.31  12036.6
     01/31/87    12417.95 12399.02
     02/28/87    12563.63 12460.02
     03/31/87    12468.14 12327.95
     04/30/87    11626.78 11709.33
     05/31/87    11541.26 11651.25
     06/30/87    11736.30 11993.33
     07/31/87    11885.91 12115.67
     08/31/87    11941.32 12142.93
     09/30/87    11380.56 11695.22
     10/31/87    11342.46 11736.62
     11/30/87    11581.96 12043.06
     12/31/87    11774.58 12217.81
     01/31/88    12184.35    12653
     02/29/88    12337.50 12786.75
     03/31/88    12043.61 12637.78
     04/30/88    12131.76 12733.83
     05/31/88    12219.73 12697.03
     06/30/88    12365.94 12882.78
     07/31/88    12494.00 12966.78
     08/31/88    12551.61 12978.19
     09/30/88    12827.75  13213.1
     10/31/88    13074.28 13446.31
     11/30/88    12963.96 13323.14
     12/31/88    13213.80 13459.43
     01/31/89    13400.21 13737.78
     02/28/89    13319.14 13581.03
     03/31/89    13346.59 13548.57
     04/30/89    13777.25 13870.21
     05/31/89    14068.69  14158.3
     06/30/89    14205.40 14350.57
     07/31/89    14308.93 14545.88
     08/31/89    14245.45 14403.47
     09/30/89    14184.65 14360.55
     10/31/89    14333.17 14536.18
     11/30/89    14597.89 14790.56
     12/31/89    14719.27 14911.55
     01/31/90    14564.17 14841.02
     02/28/90    14754.87 14973.85
     03/31/90    14771.56 14978.34
     04/30/90    14505.85 14869.89
     05/31/90    14906.09  15194.5
     06/30/90    15065.29 15328.06
     07/31/90    15298.51 15554.15
     08/31/90    15139.37 15328.31
     09/30/90    15253.58 15337.04
     10/31/90    15456.33 15615.26
     11/30/90    15898.20 15929.28
     12/31/90    15966.59 15998.57
     01/31/91    16174.55 16213.27
     02/28/91    16275.79 16354.33
     03/31/91    16328.15 16360.22
     04/30/91    16551.55 16578.63
     05/31/91    16697.32 16726.01
     06/30/91    16698.21 16709.45
     07/31/91    16940.79 16912.97
     08/31/91    17090.44 17135.72
     09/30/91    17227.04 17358.82
     10/31/91    17389.01 17515.05
     11/30/91    17426.97 17563.92
     12/31/91    17591.45 17940.84
     01/31/92    17772.03 17981.75
     02/29/92    17808.40  17987.5
     03/31/92    17825.85 17994.16
     04/30/92    17996.30  18154.3
     05/31/92    18169.02 18367.98
     06/30/92    18420.96 18676.19
     07/31/92    18893.56 19236.11
     08/31/92    18642.09 19048.55
     09/30/92    18692.14 19173.13
     10/31/92    18380.91 18984.66
     11/30/92    18857.91 19324.68
     12/31/92    19062.11 19521.98
     01/31/93    19328.88 19749.02
     02/28/93    20040.24 20463.34
     03/31/93    19895.05 20247.05
     04/30/93    20084.30 20451.34
     05/31/93    20200.87 20566.27
     06/30/93    20498.13 20909.53
     07/31/93    20505.25 20936.92
     08/31/93    20950.82 21372.82
     09/30/93    21253.82 21616.26
     10/31/93    21276.20 21657.98
     11/30/93    21104.94 21467.17
     12/31/93    21561.21 21920.35
     01/31/94    21798.34 22170.68
     02/28/94    21243.06 21596.45
     03/31/94    20260.17 20717.05
     04/30/94    20365.43 20892.73
     05/31/94    20492.35 21073.87
     06/30/94    20376.37 20945.11
     07/31/94    20760.92 21329.03
     08/31/94    20836.33 21402.83
     09/30/94    20526.79 21088.64
     10/31/94    20098.02  20714.1
     11/30/94    19470.97 20339.59
     12/31/94    19955.06 20787.26
     01/31/95    20635.32 21381.36
     02/28/95    21232.51 22003.13
     03/31/95    21288.14 22255.95
     04/30/95    21298.79 22282.21
     05/31/95    21963.09 22993.24
     06/30/95    21625.08 22792.05
     07/31/95    21781.61 23008.12
     08/31/95    22048.34 23299.86
     09/30/95    22218.46 23447.35
     10/31/95    22537.97 23788.27
     11/30/95    22965.09    23941

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity High Yield Tax-Free Portfolio on November 30, 1985. As the chart shows, by November 30, 1995, the value of your investment would have grown to $22,965
- a 129.65% increase on your initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $23,941 - a 139.41% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED NOVEMBER 30,

                              1995     1994      1993     1992    1991

Dividend return               6.54%    7.54%     6.33%    6.70%   7.11%

Capital appreciation return   11.41%   -15.28%    5.59%   1.51%   2.51%

Total return                  17.95%   -7.74%    11.92%   8.21%   9.62%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1995          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.97(cents)   31.97(cents)   67.66(cents)

Annualized dividend rate                 4.96%         5.31%          5.71%

30-day annualized yield                  4.91%         -              -

30-day annualized tax-equivalent yield   7.67%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.19 over the past month, $12.00 over the past six months and $11.84 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
In sharp contrast to much of
1994, the municipal bond market
posted strong returns for the 12
months ended November 30,
1995. For the period, the Lehman
Brothers Municipal Bond Index -
a broad measure of the tax-free
market - had a total return of
18.90%. By comparison, the
Lehman Brothers Aggregate
Bond Index - a proxy for
investment-grade taxable bonds
- had a total return of
17.64%. While the bankruptcy of
Orange County, California, in
December 1994 caused some
concern among investors,
tax-free bonds managed to
surge ahead of their taxable
counterparts in the first quarter of
1995 on signs of a slowing
economy and tamer inflation
expectations. By spring,
however, the muni bond market
began to underperform U.S.
Treasury securities when
Congress began consideration of
tax-code changes, some of which
threatened the tax-exempt status
of municipal securities. This
threat of tax reform dampened
enthusiasm in the municipal bond
market, stalling the rally and
helping shorter maturity bonds to
outperform their longer
counterparts throughout the
spring and summer months. By
early fall, historically attractive
valuations relative to Treasuries,
weakening new issuance, and
stronger demand from insurance
companies and retail buyers
helped tax-free bonds rebound.
An interview with David Murphy, Portfolio Manager of Fidelity High Yield Tax-Free Portfolio
Q. HOW DID THE FUND PERFORM, DAVID?
A. For the 12-month period ended November 30, 1995, the fund returned 17.95%. That beat the 17.15% return of the average high yield municipal bond fund, as tracked by Lipper Analytical Services for the same period. Also, for comparison purposes, the Lehman Brothers Municipal Bond Index returned 18.90%.
Q. WHAT IS THE MOST IMPORTANT CHANGE YOU HAVE MADE TO THE PORTFOLIO SINCE TAKING OVER THE FUND IN OCTOBER?
A. The most important strategic change I made was to reduce the fund's holdings in securities, rated below investment grade. The term "investment grade" refers to ratings given by Moody's and other rating agencies of an issuer's ability to pay a bond's principal and interest in a timely fashion. Bonds below the Moody's rating "Baa" are considered speculative, or non-investment grade.
Q. WHY DID YOU MAKE THIS DECISION?
A. There were two reasons. First, credit spreads - or the difference in yield between non-investment grade and investment grade bonds - have been fairly tight recently and, I believe, may widen over time. So it didn't pay to take on the additional risk of the non-investment grade bonds. Second, in a bond rally, the non-investment grade bonds usually lag. Therefore, I wanted to reduce the fund's exposure to that potential source of underperformance.
Q. WHAT SECTORS OF THE MUNICIPAL BOND MARKET CONTRIBUTED THE MOST TO THE FUND'S PERFORMANCE?
A. Over the last year, the investment-grade health care bonds in the portfolio did quite well. One particular example stands out in my mind. HealthOne, a Denver-based hospital system whose tax-exempt bonds were held by the fund, was recently bought by the corporate health-care provider Columbia HCA. Most of our HealthOne holdings were bought by Columbia at a substantial profit for the fund.
Q. TRANSPORTATION BONDS WEREN'T PART OF THE PORTFOLIO'S TOP FIVE HOLDINGS SIX MONTHS AGO, YET NOW THEY MAKE UP 11.9% OF THE FUND. WHAT'S THE STORY THERE?
A. The fund's transportation holdings, which largely included airport and toll road bonds, have recently made a positive contribution. During the period, I added bonds issued by Chicago's O'Hare Airport, which I viewed as having attractive investment characteristics. Airport bonds are backed by the revenue generated by the airport, such as the fees paid by airlines to airports for landing rights and gates. In my opinion, O'Hare bonds are a good investment because of its central position in the nation's air traffic system and its status as the world's busiest airport. For toll roads, one good performer was the bonds issued by San Joaquin Hills Transportation Corridor Agency in California. Anybody who has spent five minutes in a car in Southern California understands the traffic problem on the state's toll-free expressways. Toll roads, on the other hand, offer a more time-efficient alternative for drivers.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. The NASA Space Center in Houston - whose tax-exempt bonds are issued under the authority of the Harris County Cultural and Educational Facilities Corporation and represent less than 1% of the fund's portfolio - announced it was having trouble making complete debt service coverage. Debt service is the yearly amount of interest and principal payable on a bond issue. As a result, the holding detracted from the fund's performance. The issuer is currently evaluating ways to address its problems and Fidelity is closely following the situation.
Q. HAVE YOU MADE ANY STRUCTURAL CHANGES TO THE FUND?
A. I've tried to retain bonds that have long call protection relative to other bonds available in the market. I often prefer bonds with call protection so I won't have to reinvest at lower rates if a bond is called - or paid back earlier than expected. Recently, however, fewer bargains have turned up as building call protection has become a common strategy over the last few months. Thus, I've started to buy some callable bonds that are trading at bargain prices. I've also tried to shift out of bonds that are trading at a slight discount in price to their face value and into premium-coupon bonds. In many cases, premium bonds - which carry stated interest rates higher than newly issued bonds - have become undervalued because their performance has lagged other bonds. These bonds offer price appreciation potential should the municipal market continue to rally, as well as downside protection should the market fall.
Q. SO WHAT'S YOUR OUTLOOK?
A. It's likely that, as the presidential election approaches, tax-reform talk could re-emerge. Should tax reform move to the forefront of political debate, it could be a source of future volatility in the municipal bond market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: to provide high current
income exempt from federal
income taxes
START DATE: December 1,
1977
SIZE: as of November 30, 1995,
more than $1.8 billion
MANAGER: David Murphy,
since October 1, 1995;
manager, Fidelity Limited Term
Municipals, since 1989; Spartan
Intermediate Municipal Fund,
1993 to 1995; manager
Spartan New York
Intermediate Municipal
Portfolio, 1993 to 1995;
Spartan Short-Intermediate
Municipal Fund, 1989 to 1995
and Spartan Municipal Income
Portfolio, since October 1,
1995; manager, Fidelity
Advisor Intermediate Municipal
Income Fund, since March
27, 1995; joined Fidelity in
1989
(checkmark)
DAVID MURPHY ON HIS
INVESTMENT STYLE:
"I describe myself as a total
return investor. That said,
however, I choose my
investments knowing that
income is extremely important
both as a component of total
return and for its tax
advantages to municipal bond
investors. I only go after bonds
whose return justifies the
risks taken. My goal is to
provide returns above the
overall market.
"In determining the risks and
rewards available in the
market, I use the Lehman
Brothers Municipal Bond Index
as a proxy for the overall
market. I believe this index is
the best available benchmark
for managing a national
municipal bond fund."
(solid bullet)  On October 1, 1995, David
Murphy took over as portfolio
manager of the fund,
replacing Anne Punzak.
DISTRIBUTIONS
The Board of Trustees of
Fidelity High Yield Tax-Free
Portfolio voted to pay on
December 26, 1995, to
shareholders of record at the
opening of business on
December 22, 1995, a
distribution of $.004 derived
from capital gains realized
from sales of portfolio
securities.
INVESTMENT CHANGES


TOP FIVE STATES AS OF NOVEMBER 30, 1995
                % OF FUND'S   % OF FUND'S
                INVESTMENTS   INVESTMENTS
                              6 MONTHS AGO

California      10.8          7.6

New York        9.7           8.6

Texas           9.2           6.7

Massachusetts   8.3           7.9

Pennsylvania    5.6           6.2

TOP FIVE SECTORS AS OF NOVEMBER 30, 1995
                     % OF FUND'S   % OF FUND'S
                     INVESTMENTS   INVESTMENTS
                                   6 MONTHS AGO

Electric Revenue     16.8          16.3

General Obligation   15.5          15.2

Health Care          13.1          18.9

Transportation       11.9          7.3

Special Tax          9.2           9.4

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1995
               6 MONTHS AGO

Years   14.6   16.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1995
               6 MONTHS AGO

Years    7.5    7.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1995 AS OF MAY 31, 1995
Row: 1, Col: 1, Value: 6.7
Row: 1, Col: 2, Value: 9.4
Row: 1, Col: 3, Value: 1.6
Row: 1, Col: 4, Value: 7.0
Row: 1, Col: 5, Value: 15.7
Row: 1, Col: 6, Value: 33.6
Row: 1, Col: 7, Value: 26.0
Row: 1, Col: 1, Value: 7.9
Row: 1, Col: 2, Value: 4.9
Row: 1, Col: 3, Value: 1.9
Row: 1, Col: 4, Value: 3.9
Row: 1, Col: 5, Value: 14.4
Row: 1, Col: 6, Value: 33.0
Row: 1, Col: 7, Value: 34.0
Aaa 34.0%
Aa, A 34.0%
Baa 14.4%
Ba, B 3.9%
Caa 0.9%
Nonrated 4.9%
Short-term investments 7.9%
Aaa 26.5%
Aa, A 34.6%
Baa 15.7%%
Ba, B 7.0%%
Caa 0.1%
Nonrated 9.4%
Short-term investments 6.7%
Row: 1, Col: 1, Value: 2.6
Row: 1, Col: 2, Value: 11.6
Row: 1, Col: 3, Value: 8.9
Row: 1, Col: 4, Value: 21.0
Row: 1, Col: 5, Value: 33.3
Row: 1, Col: 6, Value: 22.6
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED
S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW ACCOUNT FOR 4.4% AND 8.1%,
RESPECTIVELY, OF THE FUND'S INVESTMENTS AT NOVEMBER 30, 1995 AND MAY 31, 1995, RESPECTIVELY.
INVESTMENTS NOVEMBER 30, 1995

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 92.1%
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
ALABAMA  -  1.8%
Alabama Bldg. Renovation Fin. Auth. Rev.
7.45% 9/1/11  A $ 3,000 $ 3,375
Alabama Mental Health Fin. Auth. Spl. Tax
7.375% 5/1/09 (Pre-Refunded to
5/1/99 @ 102)(g)  A  3,000  3,341
Birmingham Baptist Med. Ctr. Spl. Care Facs.
Fin. Auth. Rev. (Baptist Med. Ctr.) Series A,
5.50% 8/15/13, (MBIA Insured)  Aaa  3,500  3,487
Birmingham Jefferson Civic Ctr. Auth. Spl. Tax
 (Cap. Outlay) 7.25% 1/1/12  A  5,875  6,279
Cullman Med. Park South Med. Clinic Board Rev.
(Cullman Reg'l. Med. Ctr.) Series A:
6.50% 2/15/13  Baa  6,500  6,508
 6.50% 2/15/23  Baa  4,250  4,213
McIntosh Ind. Dev. Board Poll. Cont. Rev.
(Ciba-Geigy Corp.) 6% 8/1/07  -  505  505
Mobile Wtr. & Swr. Commissioners Wtr. & Swr.
Rfdg. 6.50% 1/1/09  A  4,600  4,997
  32,705
ALASKA  -  0.6%
Alaska Student Loan Corp.:
 7.20% 7/1/99, (AMBAC Insured)  Aaa  1,000  1,080
  7.30% 7/1/00, (AMBAC Insured)  Aaa  3,100  3,387
North Slope Borough Series B, 0% 1/1/03,
(MBIA Insured)  Aaa  9,000  6,401
  10,868
ARIZONA  -  1.5%
Chandler Cap. Appreciation Rfdg.:
0% 7/1/05, (FGIC Insured)  Aaa  5,700  3,563
 0% 7/1/06, (FGIC Insured)  Aaa  5,700  3,356
 0% 7/1/07, (FGIC Insured)  Aaa  5,700  3,156
 0% 7/1/08, (FGIC Insured)  Aaa  1,700  884
Maricopa County Ind. Dev. Auth. Hosp. Facs. Rev.
Rfdg. (Samaritan Health Svcs.)  Series A,
7% 12/1/16, (MBIA Insured)  Aaa  2,000  2,410
Maricopa County Poll. Cont. Corp. Poll. Cont. Rev.
(Pub. Svc. Co. New Mexico - Palo  Verde)
7.75% 11/1/09  Ba2  7,165  7,463
Maricopa Union School Dist. #69 (Paradise
Valley Board) 5% 7/1/08, (AMBAC Insured)  Aaa  1,700  1,681
Phoenix Gen. Oblig. Rfdg. 6% 7/1/02  Aa1  1,840  2,017
Salt River Proj. Agric. Impt. & Pwr.
Dist. Elec. Sys. 5.05% 1/1/11  Aa  2,400  2,283
  26,813
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
ARKANSAS  -  0.7%
Arkansas Dev. Fin. Auth. Rev. (Cap. Asset)
Series B, 7.10% 3/1/08  A $ 4,500 $ 4,989
North Little Rock Elec. Rev. Rfdg. Series A:
6.50% 7/1/10, (MBIA Insured)  Aaa  3,840  4,301
 6.50% 7/1/15, (MBIA Insured)  Aaa  1,000  1,146
Pulaski County Health Facs. Board Rev. Rfdg.
(Sisters Charity Nazareth Corp.) 6.05%
11/1/09, (MBIA Insured)  Aaa  1,750  1,910
  12,346
CALIFORNIA  -  9.8%
California Gen. Oblig.:
6.50% 3/1/02, (AMBAC Insured)  Aaa  2,000  2,230
 6.80% 4/1/03  A1  2,500  2,828
 8% 5/1/03, (AMBAC Insured)  Aaa  8,000  9,740
 4.60% 9/1/06, (AMBAC Insured)  Aaa  20,000  19,375
 5.25% 10/1/16  A1  12,000  11,505
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
Series G, 5.90% 2/1/09, (MBIA Insured)  Aaa  1,000  1,031
 Series G, 5.90% 8/1/09, (MBIA Insured)  Aaa  2,000  2,062
California Pub. Wks. Board Lease Rev.:
(California University Proj.) Series A:
 5% 6/1/23  A1  5,175  4,612
  5.50% 6/1/10  A1  18,250  18,250
  5.25% 12/1/13  A  3,750  3,539
 (Dept. Correction State Prison D-Susanville)
 5.375% 6/1/18  A  1,500  1,429
California State Dept. Wtr. Resources Central
Valley Proj. Rev. Rfdg. Wtr. Sys. Series L,
8% 12/1/01  Aa  7,400  8,787
California Univ. Rev. Rfdg. (Multiple Purp. Proj.)
Series C, 5% 9/1/14,  (AMBAC Insured)  Aaa  4,000  3,795
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Rfdg.
(Wtr. Sys. Impt. Proj.) Series A, 7.25%
8/1/09, (MBIA Insured)  Aaa  1,800  2,169
Contra Costa Trans. Auth. (Sales Tax Rev.)
Series A, 6% 3/1/05, (FGIC Insured)  Aaa  4,000  4,385
Del Norte County Pub. Wks. Rev. Rfdg.
(Dept. of Corrections) 5.125% 12/1/08  A  2,500  2,434
Foothill/Eastern Trans. Corridor Agcy. Toll Rd.
Rev. (Sr. Lien) Series A:
 6% 1/1/16  BBB-  17,000  16,958
 6% 1/1/34  BBB-  3,725  3,641
Industry Urban Ind. Dev. Agcy. Rfdg.
(Civic Recreational Proj. #1) Series A,
7.375% 5/1/12  BBB-  1,000  1,038
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CALIFORNIA  -  CONTINUED
Long Beach Harbor Rev. 9% 5/15/02,
(MBIA Insured)  Aaa $ 3,835 $ 4,741
Los Angeles Cnty. Metropolitan Tran. Auth.
Sales Tax Rev. (Prop. C) 2nd Series A:
 5.90% 7/1/05, (AMBAC Insured)  Aaa  2,140  2,327
  5.90% 7/1/06, (AMBAC Insured)  Aaa  1,610  1,743
Metropolitan Wtr. Dist. Southern California
Wtrwks. Rev. 5.75% 7/1/21  Aaa  2,000  2,026
Northern California Pwr. Agcy. Pub. Pwr.
Rev. Rfdg. (Geothermal Proj.) Series A,
5.80% 7/1/09, (AMBAC Insured)  Aaa  9,500  10,106
Orange County Dev. Agcy. Tax Allocation
(Santa Ana Heights Proj.) 6% 9/1/15  Caa  2,800  2,646
Sacramento City Fin. Auth. (Cap. Appreciation
Tax Allocation Comb. Proj.) Series B,
0% 11/1/06, (MBIA Insured)  Aaa  2,810  1,630
San Diego County Regulation Trans. Commission
(Sales Tax Rev.) Second SR-Series A:
 6.25% 4/1/02, (FGIC Insured)  Aaa  1,100  1,211
  6.25% 4/1/03, (FGIC Insured)  Aaa  5,000  5,544
San Francisco Bldg. Auth. Lease Rev.
(Dept. Gen. Svcs. Lease) Series A,
5% 10/1/13  A1  5,500  5,026
San Joaquin Hills Trans. Corridor Agcy.
Toll Road Rev. (Sr. Lien):
  0% 1/1/17  -  3,500  914
  0% 1/1/19  -  20,000  4,600
San Mateo County Trans. Dist. Sales Tax Rev.
Crossover Rfdg. Series A, 5% 6/1/09,
(MBIA Insured)  Aaa  2,635  2,585
Santa Margarita/Dana Point Auth. Rev.
(Impt. Dist. 3&3A,4&4A) Series B,
7.25% 8/1/08, (MBIA Insured)  Aaa  1,770  2,133
Sequoia Hosp. Dist. Rev. 5.375% 8/15/23  Baa1  3,285  2,759
South Orange County Pub. Fin. Auth. Spl.
Tax Rev.:
 (Sr. Lien) Series A, 7% 9/1/11,
  (MBIA Insured)  Aaa  3,490  4,079
  (Foothill Area) Series C, 8% 8/15/08,
  (FGIC Insured)  Aaa  2,500  3,159
Upland Ctfs. of Prtn. (San Antonio
Commty. Hosp.) 5% 1/1/18  A  3,000  2,554
  179,591
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
COLORADO  -  3.6%
Aurora Wtr. Rfdg. 4.75% 11/1/14  A1 $ 3,040 $ 2,747
Colorado Health Facs. Auth. Rev.:
 (Hosp.-Swedish Med. Ctr.)
 Series A, 7.25% 10/1/08 (Pre-Refunded
 to 10/1/00 @ 102)(g)  Baa1  1,000  1,128
 (Rocky Mountain Adventist):
  6.625% 2/1/13  Baa  16,300  16,504
  6.625% 2/1/22  Baa  4,700  4,729
 (Sisters of Charity Health Care Sys.)
 Series A, 6.25% 5/15/12,
 (AMBAC Insured)  Aaa  2,000  2,212
Colorado Springs Arpt. Rev. (Cap. Appreciation)
Series C:
 0% 1/1/02  BBB+  1,550  1,139
  0% 1/1/04  BBB+  1,530  1,000
  0% 1/1/09  BBB+  1,655  747
  0% 1/1/10  BBB+  1,500  628
Colorado Univ. Rev. (Biomedical Research
Bldg. Proj.) 7% 6/1/09  A  5,725  6,390
Denver City & County Arpt. Rev.:
Series A:
   6.60% 11/15/97 (f)  Baa  1,200  1,240
  6.90% 11/15/98 (f)  Baa  6,250  6,594
  7% 11/15/99 (f)  Baa  2,750  2,939
   7.50% 11/15/06  Baa  6,500  7,337
 Series D, 0% 11/15/05, (MBIA Insured) (f)  Aaa  3,000  1,815
  0%,10/15/03, (MBIA Insured)  Aaa  5,000  3,375
Jefferson County Ctfs. of Prtn. (MBIA Insured):
 Rfdg. 6.65% 12/1/08  Aaa  3,000  3,319
 7.125% 12/1/10 (Pre-Refunded to 12/1/01
 @ 101)(g)  Aaa  250  288
Jefferson County Single Family Mtg. Rev.
Series 1991 A, 8.875% 10/1/13,
(MBIA Insured)  Aaa  365  395
Mountain Village Metropolitan Dist. San
 Miguel County Rfdg. 8.10% 12/1/11  -  2,000  2,200
  66,726
CONNECTICUT  -  0.4%
Connecticut Health & Edl. Facs. Auth. Rev.
(New Britain Mem. Hosp.) Series A,
7.50% 7/1/06  BBB-  5,000  5,419
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONNECTICUT  -  CONTINUED
Norwalk Hsg. Auth. Mtg. Rev. (Monterey Village)
Series 1985 B, Section 8, 9% 11/1/99  BBB $ 1,790 $ 1,859
  7,278
DISTRICT OF COLUMBIA  -  0.3%
District of Columbia Hosp. Rev. (Hosp. for
Sick Children) Series A, 8.875% 1/1/21  -  5,890  6,383
FLORIDA  -  4.3%
Brevard Cnty. Util. Rev. Rfdg. 5.25% 3/1/14,
(AMBAC Insured)  Aaa  2,500  2,450
Dade County Health Facs. Auth. Hosp. Rev.
(South Shore Hosp. & Med. Ctr.) Series A,
7.60% 8/1/24, (FHA Guaranteed)  A+  830  900
Dade County Wtr. & Swr. Sys. Rev. Rfdg.
5% 10/1/13, (FGIC Insured)  Aaa  6,525  6,256
Florida Board of Ed. Cap. Outlay (Pub. Ed.)
Series C, 5.40% 6/1/10, (MBIA Insured)  Aaa  5,000  5,019
Florida Muni. Pwr. Agcy. Rev. Rfdg.
(All Requirement Pwr. Supply) 6.25% 10/1/19,
(AMBAC Insured) (Pre-Refunded to
10/1/01 @ 102)(g)  Aaa  2,000  2,230
Florida State Division Bond Fin. Dept. Gen. Svcs.
Rev. (Dept. Natural Resources-Preservation 2000)
Series A, 6.25% 7/1/10, (MBIA Insured)  Aaa  4,750  5,106
Florida Tpk. Auth. Tpk. Rev. Rfdg. Series A,
5% 7/1/13, (FGIC Insured)  Aaa  3,750  3,581
Jacksonville Health Facs. Auth. Ind. Dev.
Rev. Rfdg. (Cypress Village Proj.)
(Nat'l. Benevolent Assoc.) 7% 12/1/22  Baa1  2,000  2,075
Jacksonville Port Auth. Rev. (i):
5.625% 11/1/12 (f)  Aaa  4,000  3,880
 5.625% 11/1/18 (f)  Aaa  5,700  5,465
Lakeland Elec. & Wtr. Rev. Rfdg. 6.50%
10/1/05, (FGIC Insured)(i)  Aaa  5,000  5,562
Orange County Tourist Dev. Tax Rfdg. Series A,
6.50% 10/1/10, (AMBAC Insured)  Aaa  5,000  5,494
Orlando & Orange County Expressway
 Auth. Rev. Rfdg.:
 (Sr. Lien) 5.25% 7/1/12, (AMBAC Insured)  Aaa  3,100  3,065
  (Jr. Lien) Series A, 5% 7/1/17, (FGIC Insured)  Aaa  4,450  4,183
Palm Bay Util. Rev. Rfdg. (Palm Bay Util. Proj.)
5% 10/1/19, (MBIA Insured)  Aaa  3,450  3,213
Palm Beach Cnty. Criminal Justice Facs.
Rev. Rfdg. 5.375% 6/1/10, (FGIC Insured)  Aaa  1,825  1,873
Palm Beach Cnty. Wtr. & Swr. Rev.
5% 10/1/10, (MBIA Insured)  Aaa  3,000  2,921
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
FLORIDA  -  CONTINUED
Reedy Creek Impt. Dist. Util. Rev. Rfdg.
Series 1, 5% 10/1/14, (MBIA Insured)  Aaa $ 4,350 $ 4,160
Tampa Cap. Impt. Prog. Rev. Series A,
8.25% 10/1/18  AA  10,000  10,863
  78,296
GEORGIA  -  1.3%
Cobb County School Dist.
Unltd. Tax 5% 2/1/97  AA1  2,700  2,734
Georgia Gen. Oblig.:
 Impt. Series B, 7.20% 3/1/05  Aaa  3,000  3,589
 6.50% 12/1/01  Aaa  8,410  9,409
 7.25% 7/1/05  Aaa  3,100  3,739
 Series B:
 6.10% 3/1/05  Aaa  2,000  2,220
  7.50% 4/1/97  Aaa  2,000  2,092
  23,783
HAWAII  -  0.8%
Hawaii Gen. Oblig.:
 5.125% 2/1/08  Aa  8,250  8,281
 Rfdg. Series CI, 4.75% 11/1/09  Aa  7,000  6,589
  14,870
IDAHO  -  0.4%
Boise Urban Renewal Parking Agcy. Rev.
(Tax Increment) Series A, B, C, 8.125% 9/1/15  A  2,600  2,818
Idaho Falls Rfdg. Elec. (FGIC Insured):
0% 4/1/06  Aaa  2,000  1,227
 0% 4/1/13  Aaa  2,850  1,147
Idaho Health Facs. Auth. Rev. 5.50%
12/1/07, (AMBAC Insured)  Aaa  2,000  2,143
  7,335
ILLINOIS  -  5.0%
Chicago Ill Motor Fuel Tax Rev. Rfdg.
Series A, 5.375% 1/1/14, (AMBAC Insured)  Aaa  4,000  3,940
Chicago Ill Rfdg. Series B,
 5% 1/1/11, (AMBAC Insured)  Aaa  7,200  6,858
Chicago O'Hare Int'l. Arpt. Spl. Facs. Rev. Rfdg.:
(Int'l. Terminal) Series A:
 7.50% 1/1/17 (f)  A  4,500  4,888
  Rev. Rfdg. 5% 1/1/12  A1  16,840  16,019
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
ILLINOIS  -  CONTINUED
Chicago O'Hare Int'l. Arpt. Rev. Rfdg. (2nd Lien)
(Gen. Arpt. Proj.) Series A, 6.375% 1/1/15,
MBIA Insured)  Aaa $ 4,500 $ 4,804
Illinois Edl. Facs. Auth. Rev. (Lewis University)
6% 10/1/24  Baa  5,000  4,981
Illinois Health Facs. Auth. Rev.:
 (Memorial Hosp.):
 6.875% 5/1/00  BBB  1,500  1,592
  7.125% 5/1/10  BBB  4,000  4,035
 (OSF Healthcare Sys.) 6% 11/15/13  A1  5,000  5,019
Illinois Health Facs. Auth. Rev. Rfdg.:
(Lutheran Gen. Health Sys.) Series C:
 7% 4/1/14  A  1,500  1,691
  6% 4/1/18  A  3,000  3,026
Lake County Forest Preserve Dist. Unltd.
Tax (Cap. Appreciation):
 0% 12/1/07  Aa  10,440  5,598
  0% 12/1/08  Aa  12,505  6,284
Metropolitan Pier & Exposition Auth. Dedicated
State Tax Rev. (McCormick Place Expansion Proj.)
 Series A:
  0% 6/15/07, (FGIC Insured) (c)  Aaa  4,800  4,698
   0% 6/15/09, (FGIC Insured)  Aaa  10,000  4,813
   0% 6/15/16, (FGIC Insured) (c)  Aaa  11,820  8,422
Round Lake Beach Tax Increment Rev. Rfdg.
7.50% 12/1/13  -  5,000  5,144
  91,812
INDIANA  -  0.4%
Indianapolis Econ. Dev. Rev. Rfdg. & Impt.
(Nat'l. Benevolent Assoc.) 7.625% 10/1/22  Baa1  3,000  3,158
Indianapolis Resource Recovery Rev. Rfdg.
(Ogden Martin Sys. Inc. Proj.) 6.75% 12/1/07,
(AMBAC Insured)(i)  Aaa  3,080  3,334
  6,492
IOWA  -  0.1%
Iowa Fin. Auth. Rev. 5.25% 5/1/15  A  1,500  1,481
KANSAS  -  0.5%
Kansas City Util. Sys. Rev. (AMBAC Insured):
 0% 9/1/10 (Escrowed to Maturity) (g)  Aaa  3,825  1,779
  0% 9/1/10   Aaa  2,865  1,293
Kansas Dept. Trans. Hwy. Rev. 7.25% 3/1/05  Aa  4,750  5,741
  8,813
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
KENTUCKY  -  1.7%
Jefferson County Cap. Projs. Corp. Rev.
(Muni. Multiple Rfdg. Lease) Series A,
0% 8/15/11  A1 $ 5,365 $ 2,307
Kenton County Arpt. Board Arpt. Rev.
(Spl. Facs. Delta Proj. A) 7.125% 2/1/21 (f)  Ba1  17,500  18,441
Kentucky Tpk. Auth. Econ. Dev. Rd. Rev. Rfdg.
(Revitalization Proj.) 5.50% 7/1/08,
(AMBAC Insured)  Aaa  1,500  1,558
Owensboro Elec. Lt. & Pwr. Rev. Series B,
0% 1/1/07, (AMBAC Insured)  Aaa  10,000  5,612
Peery County Econ. Dev. Rev. Rfdg.
(The Kroger Co. Proj.) 6.60% 5/1/02  Ba2  2,435  2,578
Univ. Louisville Rev. Rfdg. (Consolidated
Edl. Bldgs.) Series I, 5.40% 5/1/10  A1  1,565  1,602
  32,098
LOUISIANA  -  2.1%
Lake Charles Hbr. & Term. Dist. Port Facs. Rev. Rfdg.
(Trunkline LNG Co. Proj.) Series 1992,
7.75% 8/15/22  Baa3  21,000  23,730
Louisiana Gen. Oblig. Series A, 6.75%
5/15/03, (MBIA Insured)  Aaa  4,320  4,919
Louisiana Offshore Term. Auth. Deepwtr. Port Rev.
Rfdg. (1st Stage) (Loop, Inc. Proj.) Series E,
7.60% 9/1/10  A3  2,300  2,564
Monroe-West Monroe Pub. Trust Fin. Auth. Mtg.
Rev. Rfdg. (Cap. Appreciation)
Series C, 0% 8/20/14  -  9,000  2,824
St. James Parish Poll. Cont. Rev.
(B.F. Goodrich Proj.) 14.50% 12/1/11  Baa1  500  557
St. John Baptist Parish Sales Tax Dist. Rfdg.
Series 1989, 7.80% 12/1/14  Baa  2,700  3,031
St. Tammany Pub. Trust Fin. Auth. Rev. Rfdg.
(Cap. Appreciation) Series C,  0% 7/20/14  Aaa  4,650  1,436
  39,061
MAINE  -  0.5%
State Str. Hsg. Preservation Corp. Hsg. Rev.
(Multi-Family Proj.) Series A:
 7.20% 1/1/02  A  620  650
  7.375% 1/1/12  A  3,505  3,707
  7.50% 1/1/19  A  4,700  4,976
  9,333
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
MARYLAND  -  0.3%
Howard County Mtg. Rev. (Heartlands Elderly
Apts. Proj.) 8.875% 12/1/10, (MBIA Insured)
(FHA Guaranteed)  Aaa $ 250 $ 266
Maryland Gen. Oblig. 1st Series A-M,
6.50% 7/1/00  Aaa  3,000  3,281
Montgomery County Hsg. Opportunities
Commission Hsg. Rev. (Multi-Family)
Series B,  9.375% 7/1/15  Aa  445  455
Prince George's County Solid Waste Mgmt. Sys.
5.25% 6/15/13, (FSA Insured)  Aaa  1,500  1,457
  5,459
MASSACHUSETTS  -  8.3%
Boston MA Wtr. & Swr. Commission Rev. Gen.
Sr. Series, Series A, 5.40% 11/01/08  A  2,000  2,027
Massachusetts Ed. Loan Auth. Rev. Issue E
Series B, (AMBAC Insured) (f):
 6.05% 7/1/08  Aaa  4,115  4,352
  6.15% 7/1/10  Aaa  1,650  1,730
  6.25% 7/1/11  Aaa  1,000  1,049
  6.30% 7/1/12  Aaa  1,000  1,045
Massachusetts Gen. Oblig.:
 5% 8/1/06  A1  4,355  4,350
 Series A:
  Consolidated Loan 5% 1/1/12  A1  4,000  3,820
  Rfdg. 6.25% 7/1/03  A1  8,200  9,071
  Rfdg. 6.25% 7/1/04  A1  6,000  6,660
 Series B, 5.40% 11/1/07, (MBIA Insured)  Aaa  6,000  6,247
Massachusetts Health & Edl. Facs. Auth. Rev.:
 (Baystate Medical Center) Series D,
 5% 7/1/12, (FGIC Insured)  Aaa  5,820  5,594
 (1st Mtg.) (Fairview Extended Care) Series A:
  10.125% 1/1/11  -  2,945  3,346
  10.25% 1/1/21  -  6,400  7,272
 (Harvard Univ.) Series P, 6.50% 11/1/03  Aaa  1,100  1,262
Massachusetts Hsg. Fin. Agcy. Rev. Rfdg.
(Rental) Series A, 6.65% 7/1/19,
(AMBAC Insured)  Aaa  2,000  2,098
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
MASSACHUSETTS  -  CONTINUED
Massachusetts Ind. Fin. Agcy. Rev.:
 (Atlanticare Med. Ctr.) Series A,
 10.125% 11/1/14  - $ 7,000 $ 6,440
 (Cap. Appreciation) (Massachusetts Biomedical)
 Series A-1, 0% 8/1/03  A1  23,300  15,640
  Series A-2:
  0% 8/1/04  A1  5,000  3,163
   0% 8/1/06  A-  26,800  14,874
   0% 8/1/09  A-  15,800  7,071
   0% 8/1/10  A-  11,000  4,648
 (1st Mortgage Reeds Landing):
 7.75% 10/1/20  -  1,300  1,337
  8.625% 10/1/23  -  3,000  3,135
Massachusetts Muni. Wholesale Elec. Co. Pwr.
Supply Rev.:
 Rfdg. Series A,  5.10% 7/1/08,
  (AMBAC Insured)  Aaa  3,575  3,588
  5% 7/1/10, (AMBAC Insured)  Aaa  3,680  3,597
  5.45% 7/1/18, (AMBAC Insured)  Aaa  10,000  9,750
Massachusetts Wtr. Poll. Abatement Trust Rev.
(Massachusetts Wtr. Recources Auth. Loan Prog.)
Series A, 5.45% 2/1/13  Aa  10,890  10,904
Massachusetts Univ. Ctfs. of Prtn.
(Telecommunications Sys.) Series A:
 7.45% 11/1/97  BBB-  810  836
  7.70% 5/1/99  BBB-  1,190  1,228
  7.70% 11/1/99  BBB-  1,240  1,280
  7.80% 5/1/00  BBB-  1,285  1,327
New England Ed. Loan Marketing Corp.
Rfdg. (Student Loan) Series A,
5.70% 7/1/05 (f)  A1  4,000  4,110
  152,851
MICHIGAN  -  1.6%
Detroit Convention Facs. Rev. Rfdg.
(Cobo Hall Expansion Proj.) 5.25% 9/30/12  A  3,000  2,794
Detroit Hosp. Fin. Auth. Facs. Rev. (Michigan
 Healthcare Corp. Proj.) 10% 12/1/20 (a)  Caa  36,910  14,026
Michigan Hosp. Fin. Auth. Rev. Rfdg.
(Bay Med. Ctr.) Series A, 8.25% 7/1/12  Baa1  1,000  1,102
Michigan Hsg. Dev. Auth. Single Family Mtg.
 Rev. Series A:
  7.50% 6/1/15  AA+  470  494
  7.70% 12/1/16  AA+  1,475  1,554
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
MICHIGAN  -  CONTINUED
Michigan South Central Pwr. Agcy. Series 1991,
6.75% 11/1/10  Baa1 $ 2,000 $ 2,128
Michigan Strategic Fund Ltd. Oblig. Rev.
(Mercy Svcs. for Aging Proj.) 9.40% 5/15/20  -  3,000  3,353
Western Townships Util. Auth. Swr. Disp. Sys.:
Ltd. Tax 8.20% 1/1/18  Aaa  2,000  2,220
 Rfdg. 0% 1/1/05, (Cap. Guaranty Insured)  Aaa  2,810  1,798
  29,469
MINNESOTA  -  0.9%
Centennial Independant School Dist. #12 Rfdg.
Series B, 4.875% 2/1/12, (FGIC Insured)  Aaa  2,610  2,505
Minnesota Univ. Rfdg.
4.80% 8/15/03  Aa  10,000  10,050
Rochester Health Care Facs. Rev.
(Mayo Foundation/Mayo Med. Ctr.) Series I:
 5.90% 11/15/09  AA+  2,000  2,153
  5.90% 11/15/10  AA+  2,250  2,419
  17,127
MISSISSIPPI  -  0.5%
Hinds County Ctfs. of Prtn. (Welfare Dept. Proj.)
7.75% 3/1/09 (Pre-Refunded to
3/1/99 @ 102)(g)  A  1,095  1,232
Hinds County Mtg. Rev. Rfdg. (Methodist Hosp. &
Rehabilitation) 5.60% 5/1/12,
(AMBAC Insured)  Aaa  4,000  4,105
Mississippi Home Corp. Single Family Sr. Rev.
Rfdg. Series 1990 A, 9.25% 3/1/12,
(FGIC Insured)  Aaa  450  491
Panola County Ind. Dev. Rev. Rfdg. (Kroger Co.)
7.125% 11/1/12  Ba2  3,250  3,372
  9,200
MISSOURI  -  0.8%
Kansas City School Dist. Bldg. Corp. Rev.
(Cap. Impt. Project) 5% 2/1/14,
(FGIC Insured)  Aaa  2,330  2,216
Missouri Regional Convention & Sports Complex
Auth. (Convention & Sports Proj. Rfdg. A)
5.50% 8/15/13  A1  3,375  3,345
St. Louis Reg'l. Convention & Sports Complex
Auth. Series C, 7.90% 8/15/21  -  3,000  3,229
Sikeston Elec. Rev. Rfdg. 6.10% 6/1/06,
(MBIA Insured)  Aaa  6,030  6,671
  15,461
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
MONTANA  -  0.4%
Montana Board of Investment Payroll Tax
(Workers Compensation) Series 1991,
6.875% 6/1/11, (MBIA Insured)  Aaa $ 6,200 $ 6,766
NEBRASKA  -  1.0%
Douglas County Hosp. Auth. #1 Rev.
(Immanuel Med. Ctr., Inc.) 6.90% 9/1/11,
(AMBAC Insured)  Aaa  3,250  3,587
Nebraska Pub. Pwr. Dist. Rev. Rfdg.
(Pwr. Supply Sys.):
 Series B, 5.25% 1/1/13, (MBIA Insured)  Aaa  3,650  3,568
  Series C, 5% 1/1/10, (MBIA Insured)  Aaa  6,380  6,221
Omaha Rfdg. Unltd. Tax 6% 9/15/99  Aaa  1,100  1,172
Scotts Bluff County Hosp. Auth. #1 Hosp. Rev.
(Reg'l. West Med. Ctr. Proj.)
6.45% 12/15/04  A  3,000  3,263
  17,811
NEVADA  -  1.1%
Clark County Ind. Dev. Rev.
(Southwest Gas Corp.) Series A,
6.50% 12/1/33 (f)  Baa3  19,500  19,695
NEW HAMPSHIRE  -  0.2%
New Hampshire Tpk. Sys. Rev. Rfdg. Series A,
7% 11/1/06, (FGIC Insured)  Aaa  2,500  2,950
NEW JERSEY  -  2.0%
New Jersey Econ. Dev. Rev.:
Series A, 11% 12/15/17  -  14,445  14,445
 Series B, 11% 12/15/17 (a)  -  9,370  12
New Jersey Trans. Trust Fund Auth. (Trans. Sys.)
Series A, 6% 6/15/04, (AMBAC Insured)  Aaa  17,800  19,447
Ocean County Gen. Impt. 5.15% 7/1/11  Aa  2,500  2,434
  36,338
NEW MEXICO  -  1.6%
Albuquerque Arpt. Rev. Rfdg. (AMBAC Insured)(i):
6.25% 7/1/03   Aaa  1,100  1,181
 6.75% 7/1/10   Aaa  1,700  1,851
 6.75% 7/1/12  Aaa  1,935  2,044
Farmington Poll. Cont. Rev. Rfdg. (Pub. Svc. Co.
of New Mexico San Juan Proj.)  Series X,
5.90% 4/1/07  Ba2  12,640  12,450
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NEW MEXICO  -  CONTINUED
New Mexico Edl. Assistance Foundation Student
Loan Rev. 5.25% 4/1/05, (AMBAC Insured)(f)  Aaa $ 4,900 $ 4,924
New Mexico Univ. Rev. Rfdg. Series A:
6.25% 6/1/12  A1  2,100  2,326
 6% 6/1/21  A1  4,050  4,334
  29,110
NEW YORK  -  9.3%
Metropolitan Tran. Auth. Svc. Contract
(Commuter Facs.):
 Series O, 5.75% 7/1/08  Baa1  1,000  1,021
  Series O, 5.75% 7/1/13  Baa1  7,650  7,679
Metropolitan Trans. Auth. Trans. Facs. Rev. Rfdg.
Series K, (MBIA Insured):
  6.30% 7/1/06  Aaa  3,500  3,951
  6.30% 7/1/07  Aaa  5,000  5,612
New York City Ctfs. of Prtn. 4.90% 3/1/99  Baa1  2,965  2,958
New York City Ind. Dev. Agcy. (Spl. Facs.)
6.125% 1/1/24  A  5,000  5,031
New York City Rfdg. Series A,
6.375% 8/1/05  Baa1  5,000  5,237
New York State Dorm. Auth. Rev. Rfdg.
(State Univ. Edl. Facs.):
 Series A:
 6.50%  5/15/04  Baa1  3,000  3,255
  5.50% 5/15/08  Baa1  2,000  2,000
  5.50% 5/15/09  Baa1  4,000  3,980
  5.875% 5/15/11  Baa1  7,000  7,201
  5.50% 5/15/13  Baa1  6,000  5,865
 Series B:
 5.25% 5/15/05  Baa1  4,000  4,015
  5.25% 5/15/10  Baa1  5,600  5,418
  5.25% 5/15/11  Baa1  5,000  4,806
  5% 5/15/18  Baa1  6,000  5,393
New York State Environmental Facs. Corp. Poll.
Cont. Rev. Rfdg. (State Wtr. Revolving Fund)
(New York City Muni. Wtr.) 5.75% 6/15/12  Aa  2,000  2,077
New York State Local Govt. Assistance Corp.:
 Rfdg.:
 Series C, 5.50% 4/1/17  A  26,600  26,567
  Series E:
  6% 4/1/14  A  9,300  9,928
   5.25 4/1/16  A  11,500  11,198
 Series A, 0% 4/1/08  A  2,000  1,047
 Series B:
 0% 4/1/08  A  5,000  2,619
  6% 4/1/18  A  4,425  4,508
 Series C, 6.50% 4/1/15  A  4,600  4,813
 Series D, 5.375% 4/1/14  A  5,000  4,900
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NEW YORK  -  CONTINUED
New York State Mtg. Agcy. Rev.
(Homeowner Mtg.):
 Series 39, 6% 10/1/17  Aa $ 5,200 $ 5,220
  Series 48, 6.05% 4/1/17 (f)  Aa  5,570  5,542
New York State Thruway Auth. Hwy. & Bridge
Trust Fund Series A, 6.25% 4/1/04,
(MBIA Insured)  Aaa  2,345  2,609
New York State Tollway Auth. Gen. Rev.
(Spl. Oblig.) Series A, 0% 1/1/05  BBB  8,500  5,302
Suffolk County Wtr. Auth. Wtrwks. Rev. Rfdg.
(Sr. Lien) 5.10% 6/1/09, (MBIA Insured)  Aaa  3,000  2,966
Triborough Bridge & Tunnel Auth. Rev. (Gen. Purp.):
Rfdg. Series A, 5% 1/1/12, (MBIA Insured)  Aaa  2,475  2,357
 Series X, 6% 1/1/14  Aa  4,750  4,851
  169,926
NEW YORK & NEW JERSEY  -  1.0%
New York & New Jersey Port (Delta Airlines, Inc.
Proj.) Series 1R, 6.95% 6/1/08  Ba1  17,000  18,403
NORTH CAROLINA  -  0.9%
North Carolina Eastern Muni. Pwr. Sys. Rev.:
Rfdg.:
 Series A, 6.25% 1/1/03  A  2,000  2,103
  Series B, 7% 1/1/08  A  6,815  7,556
 4.25% 1/1/00 (AMBAC Insured)  Aaa  6,035  6,012
  15,671
NORTH DAKOTA  -  0.3%
Mercer County Poll. Cont. Rev. Rfdg.:
(Montana Dakota Utils. Co. Proj.)
6.65% 6/1/22, (FGIC Insured)  Aaa  3,750  4,036
 (Basin Elec. Pwr.) 2nd Series, 6.05% 1/1/19,
(AMBAC Insured)  Aaa  1,900  1,966
  6,002
OHIO  -  1.2%
Eaton Ind. Dev. Rev. Rfdg. (Baxter Int'l., Inc.
Proj.) 6.50% 12/1/12  A3  2,605  2,787
Hamilton County Swr. Sys. Rev. Rfdg. & Impt.
Metropolitan Swr. Dist. Series A,
5.35% 12/1/07, (FGIC Insured)  Aaa  2,475  2,577
Loveland City School Dist. Unltd. Tax
6.65% 12/1/15  A  3,500  3,824
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
OHIO  -  CONTINUED
Montgomery County Ind. Dev. Rev. Rfdg.
(The Kroger Co.) 7.45% 9/1/07  Ba2 $ 4,700 $ 5,006
Ohio Muni. Elec. Gen. Agcy. (Joint Venture 5)
5.375% 2/15/24, (AMBAC Insured)  Aaa  3,750  3,698
Ohio State Bldg. Auth. (Workers Composition
Bldg. A) 4.75% 4/1/14  A  3,500  3,168
Warren County Hosp. Facs. Rev. Rfdg. & Impt.
(Otterbein Home Proj.) 7.20% 7/1/11,
LOC Fifth Third Bancorp  Aa2  1,000  1,116
  22,176
OKLAHOMA  -  0.6%
Grand River Auth. Rev. Rfdg. 5.50% 6/1/09 (d)  A  10,250  10,557
Valley View Hosp. Auth. Rev. 10% 10/1/14,
(HIB Insured)  A  1,140  1,157
  11,714
OREGON  -  0.4%
Oregon Health Hsg. Ed. Cultural Auth. Rev.
(Lewis & Clark College):
 Series A, 6.125% 10/1/24, (MBIA Insured)  Aaa  1,000  1,054
 6% 10/1/13, (MBIA Insured)  Aaa  1,750  1,848
Portland Hosp. Facs. Auth. Hosp. Rev.
(Legacy Health Sys.) Series B, 6.625% 5/1/11,
(AMBAC Insured)  Aaa  2,000  2,180
Portland Swr. Sys. Rev. Rfdg. Series A,
5.25% 3/1/10  A1  2,000  2,010
  7,092
PENNSYLVANIA  -  5.2%
Allegheny County Ind. Dev. Auth. Rev.
(Kmart Corp.) (Commercial Dev.) Series A,
11% 1/1/07  Baa1  2,430  2,424
Butler County Hosp. Auth. Rev. (North Hills
Passavant Hosp.) Series A, 6.80% 6/1/06,
(Cap. Guaranty Insured)  Aaa  5,000  5,519
Cumberland County Muni. Auth. Rev.
(Carlisle Hosp.) 6.80% 11/15/23  Baa  4,600  4,588
Delaware County Auth. Rev.:
(First Mtg. Riddle Village Proj.):
   7% 6/1/00  -  1,500  1,524
  8.25% 6/1/22  -  3,000  3,221
  9.25% 6/1/22  -  4,000  4,470
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
PENNSYLVANIA  -  CONTINUED
Harrisburg Auth. Wtr. Rev. 5.875%
6/18/15, (FGIC Insured)  Aaa $ 8,000 $ 8,140
Northumberland County Auth. Commonwealth
Lease Rev. 0% 10/15/13, (MBIA Insured)  Aaa  11,830  4,451
Pennsylvania Convention Ctr. Auth. Rev Rfdg.:
Series A:
 6.60% 9/1/09  Baa  3,000  3,203
  6.70% 9/1/14  Baa  5,750  6,109
  6.75% 9/1/19  Baa  2,000  2,118
Pennsylvania Intergovernmental Coop. Auth. Spl.
Tax Rev. Rfdg. Series A, 5% 6/15/15  A  5,210  4,936
Philadelphia Wtr. & Wastewtr. Rev.:
 Rfdg.:
  Series D, 6.125% 7/15/08  Baa  4,000  4,100
  5% 6/15/12, (FGIC Insured)  Aaa  3,000  2,846
  6.75% 8/1/04, (MBIA Insured)  Aaa  2,000  2,303
  6.75% 8/1/05, (MBIA Insured)  Aaa  1,500  1,734
 5.65% 6/15/12, (FGIC Insured)  Aaa  20,000  20,150
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys.
Rev. Rfdg. Series A, 4.75% 9/1/16,
(FGIC Insured)  Aaa  10,000  9,013
Wyoming Ind. Dev. Auth. Poll. Rfdg.
(Procter & Gamble Paper Proj.)
5.55% 5/1/10  Aa2  4,300  4,467
  95,316
RHODE ISLAND  -  0.5%
Rhode Island Depositors Econ. Protection Spl.
Oblig. Rfdg. Series A, 5.75% 8/1/12,
(MBIA Insured)  Aaa  3,495  3,630
Rhode Island Health & Edl. Bldg. Corp. Rev. Rfdg.
(Higher Ed. Facs. Johnson & Wales  Univ.)
Series A, 5.25% 4/1/16,
(Connie Lee Insured)  Aaa  4,000  3,780
Rhode Island Hsg. & Mtg. Fin. Corp.
(Homeownership Opportunity) Series 3-A,
7.80% 10/1/10  Aa  1,000  1,060
  8,470
SOUTH CAROLINA  -  1.0%
Piedmont Muni. Pwr. Agcy. Elec. Rev. Rfdg.:
 5.60% 1/1/09, (MBIA Insured)  Aaa  5,240  5,489
 5.50% 1/1/10, (MBIA Insured)  Aaa  2,590  2,668
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
SOUTH CAROLINA  -  CONTINUED
South Carolina Gen. Oblig. Cap. Impt. Series A,
6.50% 3/1/00  Aaa $ 2,635 $ 2,866
South Carolina Pub. Svc. Auth. Rev.:
 Rfdg. Series A, 6.25% 2/1/06,
(MBIA Insured)(i)  Aaa  3,665  3,880
 6.375% 7/1/21, (AMBAC Insured)  Aaa  3,750  3,942
  18,845
SOUTH DAKOTA  -  0.5%
South Dakota Hsg. Dev. Auth. Series G,
4.25% 5/1/97  AA1  8,000  8,010
Spearfish School Dist. #40-2 Unltd. Tax
(Lawrence County) 7.30% 7/1/11
(Pre-Refunded to 7/1/01 @ 102)(g)  A  1,500  1,729
  9,739
TENNESSEE  -  0.6%
Bradley County Ind. Dev. Board Ind. Dev. Rev.
Rfdg. (Kroger Co. - Peytons SE Proj.)
8.10% 5/1/12  Ba2  4,000  4,360
Shelby County Rfdg. Series A,
6.75% 4/1/04  Aa  3,000  3,405
Tennessee Gen. Oblig. Series A,
7% 3/1/03  Aaa  2,555  2,980
  10,745
TEXAS  -  6.7%
Austin Arpt. Sys. Rev. 6.20% 11/15/15,
(MBIA Insured)(f)  Aaa  10,000  10,412
Corpus Christi Hsg. Fin. Corp. Single Family Mtg.
Rev. (Lomas & Nettleton Co.) Series A,
13.375% 6/1/13  AA-  15  16
Cypress-Fairbanks Independent Sch. Dist. Unltd.
Tax Rfdg. 0% 2/1/04 (PSF Guaranteed)  Aaa  3,000  2,025
Dallas-Fort Worth Int'l. Arpt. Facs. Impt. Corp. Rev.
(AMR Corp.)  7.50% 11/1/25  Baa2  10,500  11,235
Dallas-Fort Worth Regl. Arpt. Rev. Rfdg.
(Joint Dallas/Fort Worth Intl. Arpt.) 6.50%
11/1/05, (FGIC Insured)  Aaa  2,295  2,608
Dallas Hsg. Corp. Cap. Proj. Rev. Rfdg.
(Section 8 Assisted Projs.):
 7.70% 8/1/05  A  1,100  1,163
  7.85% 8/1/13  A  1,000  1,064
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
TEXAS  -  CONTINUED
Dallas Independent Sch. Dist. Rfdg. 0%
8/15/07, (PSF Guaranteed)  Aaa $ 2,300 $ 1,262
East Texas Health Facs. Dev. Corp.
(Memorial Hosp. - Palestine):
 7.25% 8/15/03  -  2,970  2,673
  7.80% 8/15/18  -  2,440  2,153
Harris Cnty. Cultural & Ed. Facs. Fin. Corp. Rev.
(Space Ctr. Houston Proj.):
 9% 8/15/00  -  6,200  1,550
  9.25% 8/15/15  -  18,720  4,680
Harris Cnty. Health Facs. Dev. Hosp. Rev. Rfdg.
(Texas Children's Hosp. Proj.)  5.50% 10/1/16,
(MBIA Insured)  Aaa  5,000  4,925
Houston Hsg. Auth. Rev. (Low Income Elderly Hsg.)
(1st Lien):
 7.50% 7/1/16  -  420  436
  7.50% 7/1/18  -  405  421
Lower Colorado River Auth. Rev.
(Escrowed to  Maturity)(g):
  Rfdg. (Priority) 0% 1/1/09, (MBIA Insured)  Aaa  2,000  1,028
  5.25% 1/1/15  Aaa  6,000  5,918
Lower Neches Valley Ind. Dev. Rev.
6.40% 3/1/30  Aa2  10,000  10,475
Port Arthur Hsg. Fin. Corp. Multi-Family Mtg. Rev.
(Port Arthur Udal Proj.) Series E, 9.625%
1/1/28, (FHA Guaranteed)  AAA  475  489
Port Arthur Hsg. Fin. Corp. Single Family
Mtg. Rev. Rfdg. 8.70% 3/1/12  A  985  1,076
Port Dev. Corp. Ind. Rev. (Cargill, Inc. Proj.)
7.70% 3/1/07  Aa2  1,000  1,095
Round Rock Independent Sch. Dist. Series A,
7.50% 8/1/03, (PSF Guaranteed)  Aaa  1,300  1,558
San Antonio Elec. & Gas Rev.:
 Rfdg. 5% 2/1/09  Aaa  7,010  6,940
 6% 2/1/14  AA1  2,500  2,562
 5% 2/1/14  AA1  3,680  3,496
Tarrant County Wtr. Cont. & Impt. Rev. Rfdg.
(Dist. 1) 5% 3/1/09, (AMBAC Insured)  Aaa  2,750  2,698
Texarkana Health Facs. Dev. Corp. Hosp. Rev.
(Wadley Regional Med. Ctr. Proj.) 7%
10/1/05, (MBIA Insured)  Aaa  1,750  1,934
Texas A&M Univ. Permament Univ. Fund
5.50% 7/1/04 (i)  Aaa  3,850  4,057
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
TEXAS  -  CONTINUED
Texas Gen. Oblig.:
 Rfdg. (Pub. Fin. Auth.) Series A, 5.70% 10/1/03  Aa $ 5,620 $ 6,098
 Rfdg. (Veterans Land) 7.40% 12/1/20  Aa  2,500  2,803
 Series B, 5.25% 10/1/13  Aa  3,000  2,966
Texas Muni. Pwr. Agcy. Rev. Rfdg.
(Cap. Appreciation) 0% 9/1/05,
(AMBAC Insured)  Aaa  13,000  8,044
Texas Wtr. Dev. Board Rev.
(Revolving Fund Sr. Lien):
5.25% 7/15/11  Aa  8,075  8,004
 5.25% 7/15/15  Aa  6,000  5,887
  123,751
UTAH  -  2.8%
Intermountain Pwr. Agcy. Pwr. Supply Sys.
Rev. Rfdg.:
  Series A:
  5.60% 7/1/21, (AMBAC Insured)  Aaa  5,000  4,956
  Series B:
   6.50% 7/1/04, (MBIA Insured)(i)  Aaa  7,000  7,700
   6.50% 7/1/05, (MBIA Insured)(i)  Aaa  13,000  14,317
   5.55% 7/1/11  Aa  20,000  19,975
   6% 7/1/16, (MBIA Insured)(i)  Aaa  5,000  5,081
  52,029
VERMONT  -  0.5%
Vermont Edl. & Health Bldgs. Fin. Agcy. Rev.
Rfdg. (Central Vermont Hosp. Proj.) Series A,
8% 10/1/09  Baa1  2,500  2,595
Vermont Muni. Bond Bank:
Series B, 7.20% 12/1/20 (Pre-Refunded
 to 12/1/99 @ 102)(g)  A  3,000  3,371
 Series 1991-1, 6.875% 12/1/22 (Pre-Refunded
 to 12/1/01 @ 102)(g)  A  2,385  2,722
  8,688
VIRGINIA  -  0.9%
Fairfax Cnty. Univ. Rfdg. Series C,
5.40% 5/1/11  Aaa  2,750  2,781
Hopewell Ind. Dev. Auth. Resources Recovery
Rev. (Stone Container Corp.)
8.25% 6/1/16  -  4,350  4,796
Lynchburg Ind. Dev. Auth. Facs. 1st Mtg.
Rev. Rfdg. (Central Health, Inc.)
8.125% 1/1/16  A1  3,000  3,266
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
VIRGINIA  -  CONTINUED
Peninsula Ports Auth. Hosp. Facs. Auth. Rev.
Rfdg. (Whittaker Mem. Proj.) 8.70% 8/1/23,
(FHA Guaranteed)  Aa $ 1,500 $ 1,616
Richmond Redev. & Hsg. Auth. Mtg. Rev.
(Multi-Family Hsg. Pinebrook Proj.) 9.25%
10/1/20, (GNMA Coll.)  AAA  750  779
Virginia Beach Dev. Auth. Hosp. Facs. Rev.
(Virginia Beach Gen. Hosp. Proj.) 5.125%
2/15/18, (AMBAC Insured)  Aaa  2,800  2,688
Virginia Hsg. Dev. Auth. Commonwealth Mtg.
Series B, Sub-series B-2, 7.625% 7/1/17  AA1  1,040  1,089
Virginia Resources Auth. Wtr. & Swr. Sys. Rev.
Series A, 7.70% 11/1/10  AA  180  199
  17,214
WASHINGTON  -  4.4%
Clark County Pub. Util. (Multi Purp. Proj. No. 1)
6% 1/1/08, (FGIC Insured)  Aaa  2,825  3,058
Snohomish County (School Dist. 201) 6.75%
12/1/06, (AMBAC Insured)  Aaa  2,405  2,793
Washington Gen. Oblig.:
 Series A, 6.50% 7/1/03  Aa  3,595  4,040
 Series B, 7% 9/1/05 (Motor Vehicle Fuel Tax)  Aa  2,655  3,083
Washington Pub. Pwr. Supply Sys. Rev. Nuclear:
Proj. #1:
 5.40% 7/1/12  Aa  10,000  9,450
 Proj. #2:
 Rfdg.: Series C:
 0% 7/1/05  Aa  16,080  9,648
  6.77% 7/1/10, (FGIC Insured) INFL (h)  Aaa  7,500  7,463
  5.40% 7/1/12   Aa  13,000  12,431
 Proj. #3:
 5.40% 7/1/12   Aa  31,000  29,295
  81,261
WEST VIRGINIA  -  0.1%
West Virginia School Bldg. Auth. Rev. (Cap. Impt.)
Series A, 6.75% 7/1/15  A  2,000  2,168
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
WYOMING  -  0.7%
Natrona County Hosp. Rev. (Wyoming Med.
Ctr. Proj.) 8.125% 9/15/10  Baa1 $ 4,500 $ 4,950
Wyoming Farm Loan Board Cap. Facs.
Rev. (Escrowed to Maturity)(g):
0% 10/1/04  AA-  3,995  2,622
 0% 10/1/05  AA-  3,995  2,467
 0% 10/1/06  AA-  3,695  2,184
  12,223
TOTAL MUNICIPAL BONDS
(Cost $1,643,221)    1,689,754
MUNICIPAL NOTES (E) - 7.9%
CALIFORNIA  -  1.0%
California School Cash Reserve Program
(Authority Pool Bonds) TRAN Series 1995 A,
4.75% 7/3/96, LOC Industrial Bank of
Japan Ltd. (MBIA Insured)  MIG 1  12,000  12,065
Ventura County TRAN 4.50% 7/2/96  MIG 1  6,700  6,738
  18,803
COLORADO  -  0.7%
Colorado Gen Oblig. TRAN 4.50% 6/27/96  -  12,000  12,076
FLORIDA  -  0.4%
Florida Local Govt. Fin. Auth. Rev. (Pooled Loan)
Series A, 3.60% 3/1/96, LOC First Union
Natl. Bank of Florida, CP  P-1  8,000  8,001
MARYLAND  -  0.2%
Montgomery County Hsg. Opportunity
Commission Hsg. Rev. (Draper Lane Apts.)
4%, BPA Sumitomo Bank Ltd., (FGIC Insured)
VRDN (f)  VMIG 1  4,200  4,200
MICHIGAN  -  0.1%
Michigan Strategic Fund Poll. Cont. Rev. Rfdg.
(Consumers Pwr. Co. Proj.) Series 1988 A,
3.70%, LOC Union Bank of Switzerland, VRDN  P-1  1,200  1,200
MINNESOTA  -  0.1%
Minneapolis Hsg. Dev. Rev. Rfdg. Series 1989
LOC First Bank NA VRDN  VMIG 1  1,000  1,000
MUNICIPAL NOTES (E) - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NEW YORK  -  0.4%
Erie County Ind. Dev. Auth. Ind. Dev. Rev.
(The Holling Press, Inc.) Series 1989 F,  4%,
LOC Marine Midland Bank, VRDN (f)  - $ 1,240 $ 1,240
New York City Gen. Oblig.
TRAN 4.50% 2/15/96  MIG 1  5,000  5,011
New York Envir. Facs. Corp. Research Recovery
Rev. (Hunting, Inc. Proj.) Series 1989,
3.90%, LOC Union Bank of Switzerland,
VRDN (f)  -  1,300  1,300
  7,551
NORTH CAROLINA  -  0.8%
Craven Co. Ind. Facs. Res. Recovery Rev.
Bond Series 1989B Wood Energy LP LOC ABN
AMRO 3.85%, VRDN (f)  -  1,600  1,600
Halifax County Ind. Facs. Poll. Cont. Facs.
Auth. (Westmoreland Hadson Proj.)
(Roanoke Valley Proj.) Series 1991, 4%,
LOC Cr. Suisse, VRDN (f)  -  2,300  2,300
Wake County Ind. Facs. & Poll. Cont. Fing. Auth.
Rev. (Carolina Pwr. & Lt. Co.) Series B, 4.75%,
LOC Sumitimo Bank Ltd., VRDN  -  11,000  11,000
  14,900
PENNSYLVANIA  -  0.4%
Pennsylvania Energy Dev. Auth. Rev.
(B&W Edensburg Proj.) Series 1986, 3.75%,
LOC Swiss Bank Corp., VRDN (f)  VMIG 1  3,300  3,300
Pennsylvania Higher Ed. Assistance Agcy. Rev.
(Student Loan) VRDN (f):
 Series 1988 A, 3.80%, LOC Fuji Bank  VMIG 1  1,400  1,400
  Series 1994 A, 3.80%, LOC Student Loan
  Marketing Assoc.  VMIG 1  2,400  2,400
Schuylkill Cnty. Ind. Dev. Auth. Rev. (Pine Grove
Landfill, Inc.) Series 1995, 4%,
LOC  Meridian Bank NA, VRDN (f)  -  1,000  1,000
  8,100
SOUTH CAROLINA  -  0.6%
South Carolina Jobs Econ. Dev. Auth. Rev.
(Wellman, Inc. Proj.) VRDN (f):
 Series 1990, 4.05%, LOC Wachovia
  Bank & Trust NA  -  1,800  1,800
  Series 1992, 4.05%, LOC Wachovia
  Bank & Trust NA  -  10,300  10,300
  12,100
MUNICIPAL NOTES (E) - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
TEXAS  -  2.5%
Brazos River Auth. Poll. Cont. Rev. Rfdg.
(Texas Util Elec. Co.) Series 1995 C, 3.80%,
LOC Swiss Bank, VRDN (f)  VMIG 1 $ 11,600 $ 11,600
Brazos River Hbr. Navigation Dist. of Brazoria
(Dow Chemical Co. Proj.) Series 1993,
3.90 5/1/23, VRDN (f)  P-1  8,600  8,600
South Texas Higher Ed. Auth. Student Loan Rev.
Series 1995, 3.75%, LOC Student Loan
Marketing Assoc., VRDN (f)  VMIG 1  17,000  17,000
Texas Gen. Oblig. TRAN Series 1995A,
4.75% 8/30/96  MIG 1  7,850  7,926
  45,126
VIRGINIA  -  0.7%
Richmond Ind. Dev. Auth. Rev. (Cogentrix
Richmond, Inc. Proj.) VRDN (f):
 Series 1990 A, 4.10%, LOC Banque
  Paribas   -  7,900  7,900
  Series 1991 A, 4.10%, LOC  Banque
  Paribas  -  4,900  4,900
  12,800
TOTAL MUNICIPAL NOTES
(Cost $145,856)   145,857
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,789,077)  $ 1,835,611
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
    (000S) (000S)
SOLD
350 U.S. Treasury Bond Futures Contracts   December, 1995 $ 41,792 $
(1,460)
125 Municipal Bond Futures Contracts   December, 1995  15,031  (669)
    $ (2,129)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 3.1%
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
INFL - Inverse Floating Rate Security
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
2. Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
4. Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,557,000.
5. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
6. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
7. Security collateralized by an amount sufficient to pay interest and principal.
8. Coupon is inversely indexed to a floating interest rate. The price will be more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.
9. Security purchased on a delayed delivery basis. (see Note 2 of Notes to Financial Statements)
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 63.5% AAA, AA, A 66.1%
Baa 11.7% BBB  11.5%
Ba 3.9% BB  3.7%
B 0.0% B  0.0%
Caa 0.9% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.8%
The percentage not rated by either S&P or Moody's amounted to 4.9%. FMR has determined that unrated debt securities that are lower quality account for 4.4% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Electric Revenue      16.8%
General Obligation      15.5
Health Care      13.1
Transportation      11.9
Others (individually less than 10%)      42.7
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1995, the aggregate cost of investment securities for income tax purposes was $1,789,330,000. Net unrealized appreciation aggregated $46,281,000, of which $104,928,000 related to appreciated investment securities and $58,647,000 related to depreciated investment securities.
At November 30, 1995, the fund had a capital loss carryforward of approximately $815,000 all of which will expire on November 30, 2002.
At November 30, 1995, the fund was required to defer approximately $12,659,000 of losses on futures contracts.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1995

ASSETS

Investme                        $ 1,835,611
nt in
securiti
es, at
value
(cost
$1,789,
077) -

See
accom
panyin
g
schedu
le

Cash                             1,044

Receivab                         24,135
le for
invest
ments
sold

Interest                         27,602
receiva
ble

 TOTAL                           1,888,392
ASSETS

LIABILITIE
S

Payable              $ 27,890
for
invest
ments
purcha
sed
Regula
r
deliver
y

 Delaye               55,997
d
deliver
y

Distributi            2,029
ons
payabl
e

Accrued               593
manag
ement
fee

Payable               411
for
daily
variatio
n on
futures
contrac
ts

Other                 330
payabl
es and
accrue
d
expens
es

 TOTAL                           87,250
LIABILITI
ES

NET                             $ 1,801,142
ASSETS

Net
Assets
consist
of:

Paid in                         $ 1,768,342
capital

Accumul                          (11,605)
ated
undistri
buted
net
realize
d gain
(loss)
on
invest
ments

Net                              44,405
unreali
zed
appreci
ation
(depre
ciation)
on
invest
ments

NET                             $ 1,801,142
ASSETS
, for
146,45
8
shares
outstan
ding

NET                              $12.30
ASSET
VALUE,
offering
price
and
redemp
tion
price
per
share
($1,801
,142 (divided by)
146,45
8
shares)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED NOVEMBER 30, 1995

INTEREST                $ 110,887
INCOME

EXPENSE
S

Manage       $ 7,127
ment
fee

Transfer      2,685
agent,
accoun
ting
and
custodi
an fees
and
expens
es .

Non-inter     13
ested
trustee
s'
compe
nsation

Registrati    103
on fees

Audit         63

Legal         36

Miscellan     11
eous

 TOTAL                   10,038
EXPEN
SES

NET                      100,849
INTERES
T
INCOM
E

REALIZED
AND
UNREALIZ
ED GAIN
(LOSS)
Net
realize
d gain
(loss)
on:

 Invest       14,257
ment
securiti
es

 Future       (6,692     7,565
s            )
contrac
ts

Change
in net
unreali
zed
appreci
ation
(depre
ciation)
on:

 Invest       183,807
ment
securiti
es

 Future       (1,988     181,819
s            )
contrac
ts

NET GAIN                 189,384
(LOSS)

NET                     $ 290,233
INCREA
SE
(DECRE
ASE) IN
NET
ASSETS
RESULTI
NG
FROM
OPERATI
ONS

STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS      YEAR ENDED      YEAR ENDED
IN           NOVEMBER 30,    NOVEMBER 30,
THOUSAND     1995            1994
S

INCREASE
(DECREAS
E) IN NET
ASSETS

Operatio     $ 100,849       $ 121,064
ns
Net
interest
income

 Net          7,565           19,396
realize
d gain
(loss)

 Chang        181,819         (287,600)
e in net
unreali
zed
appreci
ation
(depre
ciation)

 NET          290,233         (147,140)
INCRE
ASE
(DECR
EASE
) IN
NET
ASSE
TS
RESUL
TING
FROM
OPER
ATION
S

Distributi    (100,849)       (121,064)
ons to
shareh
olders
From
net
interest
income

 From         -               (80,779)
net
realize
d gain

 TOTAL        (100,849)       (201,843)
DISTRIB
UTIONS

Share         712,326         820,839
transac
tions
Net
procee
ds from
sales
of
shares

 Reinve       72,092          150,837
stment
of
distribu
tions

 Cost of      (865,693)       (1,057,850)
shares
redeem
ed

 NET          (81,275)        (86,174)
INCRE
ASE
(DECR
EASE
) IN
NET
ASSE
TS
RESUL
TING
FROM
SHAR
E
TRANS
ACTIO
NS

  TOTAL       108,109         (435,157)
INCREA
SE
(DECRE
ASE) IN
NET
ASSETS

NET
ASSETS

 Beginni      1,693,033       2,128,190
ng of
period

 End of      $ 1,801,142     $ 1,693,033
period

OTHER
INFORMATI
ON
Shares

 Sold         60,596          67,736

 Issued       6,087           12,114
in
reinves
tment
of
distribu
tions

 Redee        (73,582)        (87,412)
med

 Net          (6,899)         (7,562)
increas
e
(decre
ase)

FINANCIAL HIGHLIGHTS
      YEARS ENDED NOVEMBER 30,

             1995       1994 A     1993       1992       1991

SELECTED
PER-SH
ARE
DATA

Net asset    $ 11.040   $ 13.230   $ 12.720   $ 12.690   $ 12.610
value,
beginni
ng
of
period

Income        .677       .755       .764       .811       .845
from
Invest
ment
Operati
ons
Net
interest
income

 Net          1.260      (1.690)    .700       .190       .310
realize
d and
unreali
zed
 gain
(loss)

 Total        1.937      (.935)     1.464      1.001      1.155
from
invest
ment
 oper
ations

Less          (.677)     (.755)     (.764)     (.811)     (.845)
Distrib
utions
From
net
interest
income

 From         -          (.500)     (.190)     (.160)     (.230)
net
realize
d gain

 Total        (.677)     (1.255)    (.954)     (.971)     (1.075)
distribu
tions

Net asset    $ 12.300   $ 11.040   $ 13.230   $ 12.720   $ 12.690
value,
end of
period

TOTAL         17.95%     (7.74)     11.92%     8.21%      9.62%
RETURN                  %

RATIOS
AND
SUPPLE
MENTAL
DATA

Net          $ 1,801    $ 1,693    $ 2,128    $ 2,075    $ 1,997
assets,
end of
period
(in
millions
)

Ratio of      .57%       .56%       .56%       .57%       .56%
expens
es to
averag
e
net
assets

Ratio of      5.69%      6.21%      5.85%      6.40%      6.72%
net
interest
income

to
averag
e net
assets

Portfolio     50%        48%        53%        47%        44%
turnove
r rate

A EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT
COMPANIES."AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES
Fidelity High Yield Tax Free Portfolio (the fund) is a fund of Fidelity Court Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On December 14, 1995, the Board of Trustees approved a change in the fund's name from Fidelity High Yield Tax-Free Portfolio to Fidelity High Yield Tax-Free Fund. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $843,409,000 and $965,227,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $380,735,000 and $371,717,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to
 .3700% for the period. In the event that
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEES - CONTINUED
these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is
 .25%. For the period, the management fee was equivalent to an annual rate of .40% of average net assets.
The Board of Trustees has approved a new group fee rate schedule with rates ranging from .1100% to .3700%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
DISTRIBUTION AND SERVICE PLAN.
Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $16,000 for the period.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. The Bank has entered into a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. During the period December 1, 1994 to December 31, 1994, the fund paid fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which the fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $2,119,000 and $460,000, respectively. The transfer agent fees were equivalent to an annual rate of .12% of average net assets.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Court Street Trust and the Shareholders of Fidelity High Yield Tax-Free Portfolio:
We have audited the accompanying statement of assets and liabilities of Fidelity Court Street Trust: Fidelity High Yield Tax-Free Portfolio, including the schedule of portfolio investments, as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Court Street Trust: Fidelity High Yield Tax-Free Portfolio as of November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 4, 1996
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
David Murphy, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE
FIDELITY'S TAX-FREE BOND FUNDS
Aggressive Tax-Free
California Tax-Free High Yield
California Tax-Free Insured
High Yield Tax-Free
Insured Tax-Free
Limited Term Municipals
Massachusetts Tax-Free High Yield
Michigan Tax-Free High Yield
Minnesota Tax-Free
Municipal Bond
New York Tax-Free High Yield
New York Tax-Free Insured
Ohio Tax-Free High Yield
Spartan(registered trademark) Aggressive Municipal
Spartan California Intermediate Municipal
Spartan California Municipal High Yield
Spartan Connecticut Municipal High Yield
Spartan Florida Municipal Income
Spartan Intermediate Municipal
Spartan Maryland Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal High Yield
Spartan New York Intermediate Municipal
Spartan New York Municipal High Yield
Spartan Pennsylvania Municipal High Yield
Spartan Short-Intermediate Municipal
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

SPARTAN(registered trademark)


(registered trademark)
CONNECTICUT
MUNICIPAL
FUNDS

ANNUAL REPORT
NOVEMBER 30, 1995
CONTENTS

CHECK PAGE NUMBERS !!!



PRESIDENT'S MESSAGE                                               3     Ned Johnson on investing
                                                                        strategies.

SPARTAN CONNECTICUT MUNICIPAL INCOME FUND
(FORMERLY SPARTAN CONNECTICUT MUNICIPAL HIGH YIELD PORTFOLIO)

 PERFORMANCE                                                      4     How the fund has done over time.

 FUND TALK                                                        7     The manager's review of fund
                                                                        performance, strategy and outlook.

 INVESTMENT CHANGES                                               10    A summary of major shifts in the
                                                                        fund's investments over the past six
                                                                        months
                                                                        and one year.

 INVESTMENTS                                                      11    A complete list of the fund's
                                                                        investments with their market
                                                                        values.

 FINANCIAL STATEMENTS                                             19    Statements of assets and liabilities,
                                                                        operations, and changes in net
                                                                        assets,
                                                                        as well as financial highlights.

SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND
(FORMERLY SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET PORTFOLIO)

 PERFORMANCE                                                      23    How the fund has done over time.

 FUND TALK                                                        25    The manager's review of fund
                                                                        performance, strategy and outlook.

 INVESTMENT CHANGES                                               27    A summary of major shifts in the
                                                                        fund's investments over the past six
                                                                        months
                                                                        and one year.

 INVESTMENTS                                                      28    A complete list of the fund's
                                                                        investments with their market
                                                                        values.

 FINANCIAL STATEMENTS                                             32    Statements of assets and liabilities,
                                                                        operations, and changes in net
                                                                        assets,
                                                                        as well as financial highlights.

NOTES                                                             36    Notes to the financial statements.

REPORT OF INDEPENDENT
ACCOUNTANTS                                                       39    The auditors' opinion.



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
SPARTAN CONNECTICUT MUNICIPAL INCOME FUND
(FORMERLY SPARTAN CONNECTICUT MUNICIPAL HIGH YIELD PORTFOLIO)

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each figure includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value), and the effect of the $5 account closeout fee on an average sized account. You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995              PAST 1   PAST 5   LIFE OF
                                             YEAR     YEARS    FUND

Spartan Connecticut Municipal
Income Fund                                  19.40%   46.74%   93.64%

Lehman Brothers Municipal Bond Index         18.90%   51.82%   n/a

Average Connecticut Tax-exempt
Municipal Bond Fund                          18.66%   46.67%   n/a

Consumer Price Index                         2.47%    14.80%   33.22%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on October 29, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond index - a broad gauge of the municipal bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the average Connecticut tax-exempt municipal bond fund, which reflects the performance of 23 Connecticut municipal bond funds with similar objectives tracked by Lipper Analytical Services over the past year. Both benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995              PAST 1   PAST 5   LIFE OF
                                             YEAR     YEARS    FUND

Spartan Connecticut Municipal
Income Fund                                  19.40%   7.97%    8.50%

Lehman Brothers Municipal Bond Index         18.90%   8.71%    n/a

Average Connecticut Tax-exempt
Municipal Bond Fund                          18.66%   7.96%    n/a

Consumer Price Index                         2.47%    2.80%    3.61%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND

Spartan CT Municipal Income
Lehman Bros. Muni. Bond
$20,605
$19,432
$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Spartan Connecticut Municipal Income Fund on October 31, 1987, shortly after the fund started. As the chart shows, by November 30, 1995, the value of your investment would have grown to $19,432 - a 94.32% increase on your initial investment. This assumes you still own the fund on November 30, 1995, and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond index did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,605 - a 106.05% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS


            YEARS ENDED NOVEMBER 30,

            1995                       1994   1993   1992   1991

Dividend return  6.62% 5.27% 6.29% 6.59% 6.65%

Capital appreciation
 returns  12.78% -12.89% 5.52% 3.12% 1.77%

Total return  19.40% -7.62% 11.81% 9.71% 8.42%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee.
DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1995          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.74(cents)   29.96(cents)   61.70(cents)

Annualized dividend rate                 5.19%         5.45%          5.73%

30-day annualized yield                  4.83%         -              -

30-day annualized tax-equivalent yield   7.90%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.12 over the past month, $10.97 over the past six months and $10.77 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.88% 1995 combined federal and state tax bracket but does not reflect payment of the alternative minimum tax if applicable.
SPARTAN CONNECTICUT MUNICIPAL INCOME FUND
(FORMERLY SPARTAN CONNECTICUT MUNICIPAL HIGH YIELD PORTFOLIO)

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
In sharp contrast to much of
1994, the municipal bond market
posted strong returns for the 12
months ended November 30,
1995. For the period, the
Lehman Brothers Municipal
Bond Index - a broad measure
of the tax-free market - had a
total return of 18.90%. By
comparison, the Lehman
Brothers Aggregate Bond
Index - a proxy for
investment-grade taxable
bonds - had a total return of
17.64%. While the bankruptcy
of Orange County, California, in
December 1994 caused some
concern among investors,
tax-free bonds managed to
surge ahead of their taxable
counterparts in the first quarter of
1995 on signs of a slowing
economy and tamer inflation
expectations. By spring,
however, the muni bond market
began to underperform U.S.
Treasury securities when
Congress began consideration
of tax-code changes, some of
which threatened the
tax-exempt status of municipal
securities. This threat of tax
reform dampened enthusiasm in
the municipal bond market,
stalling the rally and helping
shorter maturity bonds to
outperform their longer
counterparts throughout the
spring and summer months. By
early fall, historically attractive
valuations relative to
Treasuries, weakening new
issuance, and stronger demand
from insurance companies and
retail buyers helped tax-free
bonds rebound.
An interview with Maureen Newman, Portfolio Manager of Spartan
Connecticut Municipal Income Fund
Q. HOW DID THE FUND PERFORM, MAUREEN?
A. Pretty well. For the 12-month period ended November 30, 1995, the fund had a total return of 19.40%. For the same period, the average Connecticut municipal fund, as tracked by Lipper Analytical Services, returned 18.66%.
Q. MUNICIPAL BONDS, LIKE OTHER TYPES OF BONDS, HAVE PERFORMED WELL THIS YEAR COMPARED TO 1994. WAS THE FUND ABLE TO BENEFIT FROM THE COMEBACK IN MUNIS?
A. To some extent, yes. The municipal bond market had a very strong first quarter of 1995 despite problems such as the bankruptcy of Orange County, California, in December of 1994. On the other hand, in the spring, the market underperformed taxable bonds as the various tax reform proposals in Washington - including the flat tax - posed a threat to the value of the tax-exemption for municipal bonds. This slowed the flow of cash into municipal bond mutual funds - a major player in the $1.2 trillion municipal bond market. Now, munis seem to be moving back up again, helped in part by an almost 12% decrease in issuance from 1994 levels. Also, in the third quarter of 1995, we saw a lot of interest from large institutional investors such as insurance companies because of attractive yields relative to taxable bonds.
Q. DID THE TAX-REFORM DEBATE IN WASHINGTON AFFECT THE WAY YOU DISTRIBUTED THE FUND'S ASSETS AMONG BONDS WITH VARIOUS MATURITIES?
A. During the spring, the threat of a flat tax caused the yield curve (the graphical representation of the yields of various bond maturities) to steepen. In other words, investors, fearing major tax-reform was on the horizon, sought the relative safety of shorter maturity bonds. Because bond prices move in the opposite direction of their yields, investors' buying of short-term securities caused yields on short bonds to fall more than yields on long bonds which, in turn, created a steep yield curve. We took advantage of this by buying some bonds further out on the yield curve.
Q. DID THIS STRATEGY PAY OFF?
A. Yes, it did. First, when the yield curve steepens, it "pays" to extend the fund's holdings to longer maturities. This means that on a risk/reward basis, I am being compensated in yield for the extra risk of longer maturity bonds. Secondly, in the last three months as tax-reform talk has faded somewhat, the longer end of the curve has flattened tremendously, resulting in more price appreciation for these bonds. We are now selling these longer maturity bonds in order to move down the yield curve.
Q. SIX MONTHS AGO, YOU DISCUSSED HOW THE FUND'S 7.9% STAKE IN PUERTO RICO BONDS HELPED THE FUND. HAS THERE BEEN ANY CHANGE IN THE PUERTO RICO BOND POSITION?
A. Yes, I have reduced it. First, however, let me give some background on part of my strategy this past year. About a year ago, I anticipated potential problems arising from Connecticut's biennial budget process. I knew this could cause the state's general obligation bonds to underperform. Therefore, I purchased Puerto Rico bonds - which are tax-exempt in Connecticut - and, at the time, represented good value. Over the next couple of months, the Connecticut general obligation bonds underperformed the market and the Puerto Rico bonds did well. Subsequently, I sold many of the Puerto Rico bonds as they reached full value and, in turn, I bought Connecticut bonds.
Q. HAS THE FUND'S POSITION IN HEALTH-CARE BONDS HELPED OR HURT THE FUND?
A. Our exposure to tax-exempt hospital bonds hurt the fund during the year due to a couple of factors. First, the Medicare and Medicaid reductions being considered in the current budget proposals in Washington have caused a lot of uncertainty in the health care industry. Secondly, hospital bonds historically tend to lag the municipal bond market when bond prices are going up. On the other hand, the fund's investment in nursing home bonds paid off nicely. I was able to sell them at very high prices, thus locking in the strong performance these bonds have had this year.
Q. WHAT'S YOUR OUTLOOK FOR THE GENERAL MUNICIPAL BOND MARKET?
A. I expect tax-reform discussions to cause further volatility in the market as we head into the presidential election year. I also expect the supply of municipal bonds to continue to be light. With the budget situation in Washington still a question mark and yields at historically low levels, I don't think investors can expect the same price appreciation municipal bonds enjoyed in 1995.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide high current
tax-free income for
Connecticut residents
START DATE: October 29, 1987
SIZE: as of November 30,
1995, more than $358 million
MANAGER: Maureen Newman,
since 1994; manager, Spartan
Florida Municipal Income
Fund, Spartan New Jersey
Municipal Income Fund, since
October 1995; manager,
Fidelity Michigan Tax-Free
High Yield Portfolio, since
1994, Fidelity Aggressive
Municipal Fund and Spartan
Arizona Municipal Income
Portfolio, 1994 to 1995; bond
analyst, 1985 to 1994; joined
Fidelity in 1985
(checkmark)


MAUREEN NEWMAN ON
THE CONNECTICUT ECONOMY:
"Let me first say that despite
Connecticut's problems over
the past few years, the state
still has the highest per capita
income in the country.
Additionally, the southwestern
part of the state continues to
enjoy the positive spillover
effects of its proximity to New
York City. That said, I
continue to have some
concerns about the state's
economy. In the short-term,
Bridgeport's already
depressed economy was hurt
by the defeat of a bill that
would have established a
casino in that city.
Additionally, the state's
economy continues to endure
the brunt of consolidation in
the insurance and defense
industries. For example, the
Travelers Group's recently
proposed acquisition of
Aetna's property and casualty
unit threatens to cut 1,500
jobs in Hartford. Job growth
through economic
development still does not
appear to be on the horizon.
"Due to this economic
uncertainty, I am focusing on
high-quality bonds with
dedicated revenue streams.
Therefore, the portfolio is
underweighted in Connecticut
general obligation bonds
relative to the overall
Connecticut bond market as
represented by the Lehman
Brothers Connecticut Index."
SPARTAN CONNECTICUT MUNICIPAL INCOME FUND
(FORMERLY SPARTAN CONNECTICUT MUNICIPAL HIGH YIELD PORTFOLIO)

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF NOVEMBER 30, 1995
                     % OF FUND'S    % OF FUND'S INVESTMENT
                     INVESTMENTS    S
                                    IN THESE SECTORS
                                    6 MONTHS AGO

General Obligation   28.1           23.5

Health Care          15.0           26.4

Education            11.3           7.6

Special Tax          10.5           11.0

Housing              8.5            4.5

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1995
               6 MONTHS AGO

Years   15.9   17.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1995
              6 MONTHS AGO

Years   7.3   8.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS CAN ALSO INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THE ABOVE EXAMPLE. QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1995 AS OF MAY 31, 1995
Aaa 33.7%
Aa, A 44.6%
Baa 14.2%
Ba, B 2.2%
Non-rated 0.9%
Short-term
investments 4.4%
Aaa 19.7%
Aa, A 39.6%
Baa 24.1%
Ba, B 2.3%
Non-rated 9.7%
Short-term
investments 4.6%
Row: 1, Col: 1, Value: 33.7
Row: 1, Col: 2, Value: 44.6
Row: 1, Col: 3, Value: 14.2
Row: 1, Col: 4, Value: 3.2
Row: 1, Col: 5, Value: 1.9
Row: 1, Col: 6, Value: 4.4
Row: 1, Col: 1, Value: 19.7
Row: 1, Col: 2, Value: 39.6
Row: 1, Col: 3, Value: 24.1
Row: 1, Col: 4, Value: 2.3
Row: 1, Col: 5, Value: 9.699999999999999
Row: 1, Col: 6, Value: 4.6
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW ACCOUNT FOR 0.9% AND 9.7% OF THE FUND'S INVESTMENTS AT NOVEMBER 30, 1995 AND MAY 31, 1995, RESPECTIVELY.
SPARTAN CONNECTICUT MUNICIPAL INCOME FUND
(FORMERLY SPARTAN CONNECTICUT MUNICIPAL HIGH YIELD PORTFOLIO)

INVESTMENTS NOVEMBER 30, 1995
Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 95.6%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(C) AMOUNT (NOTE 1)
CONNECTICUT - 89.2%
Branford Gen. Oblig. Unltd. Tax:
 7% 6/15/08 (FGIC Insured)  Aaa $ 500,000 $ 591,875
 7% 6/15/09 (FGIC Insured)  Aaa  500,000  591,875
Bridgeport Gen. Oblig.:
 Series A:
  5.40% 9/1/08 (AMBAC Insured)  Aaa  550,000  554,125
  5.50% 9/1/09 (AMBAC Insured)  Aaa  550,000  554,125
  5.60% 9/1/10 (AMBAC Insured)  Aaa  550,000  556,188
  5.70% 9/1/11 (AMBAC Insured)  Aaa  550,000  556,188
 Series B, 7.75% 11/15/10  Ba1  3,235,000  3,534,238
 8.75% 8/15/05 (FGIC Insured)  Aaa  570,000  737,438
Bridgeport Gen. Oblig. Unltd. Tax Series A:
 7.20% 3/1/98  Ba1  930,000  971,850
 7.40% 3/1/00  Ba1  1,080,000  1,163,700
 7.25% 6/1/02  Ba1  565,000  607,375
 7.625% 1/15/09  Ba1  1,500,000  1,605,000
Brookfield Gen. Oblig.:
 5.25% 7/15/10  Aa  200,000  201,750
 5.25% 7/15/11  Aa  200,000  200,000
 5.25% 7/15/12  Aa  200,000  198,500
 5.25% 7/15/13  Aa  190,000  188,575
Canterbury Gen. Oblig. Unltd. Tax:
 7.20% 5/1/05  A  350,000  405,125
 7.20% 5/1/06  A  195,000  226,444
Cheshire Gen. Oblig. Unltd. Tax:
 6.90% 2/15/06  Aa  100,000  118,250
 6.90% 2/15/07  Aa  100,000  118,625
 6.90% 2/15/08  Aa  100,000  119,000
Connecticut Clean Wtr. Fund Rev.:
 Series 1991, 7% 1/1/11  Aa  2,500,000  2,787,500
 6.80% 7/1/05  Aa  1,000,000  1,108,750
 5.875% 4/1/08  Aa  1,000,000  1,080,000
 6% 10/1/12 (d)  Aa  6,000,000  6,532,500
Connecticut Dev. Auth. Health Care Rfdg.
(Duncaster, Inc. Proj.) 6.75% 9/1/15  Aa3  3,000,000  3,210,000
Connecticut Dev. Auth. Poll. Cont. Rev.:
 (New England Pwr. Co. Proj.)
 7.25% 10/15/15  A1  3,000,000  3,258,750
 (United Illuminating Co. Proj.) 9.50% 6/1/16  BBB-  2,625,000  2,753,441
Connecticut Dev. Auth. Rev. (Hartford Civic Ctr.)
 Series A:
   6% 11/15/07  A1  1,525,000  1,662,250
   6% 11/15/08  A1  1,525,000  1,652,719
   6% 11/15/08  A1  1,525,000  1,658,438
   4.75% 11/15/13  A1  1,525,000  1,391,563
Connecticut Dev. Auth. Wtr. Facs. Rev. Rfdg.
(Bridgeport Hydraulic Co. Proj.)
7.25% 6/1/20  A+  1,000,000  1,101,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(C) AMOUNT (NOTE 1)
CONNECTICUT - CONTINUED
Connecticut Gen. Oblig.:
 Rfdg. Series B, 5.30% 3/15/07  Aa $ 1,500,000 $ 1,543,125
 (Cap. Appreciation College Savings Plan):
  Series A, 0% 12/1/07  Aa  4,000,000  2,195,000
   Series B:
   0% 11/1/06  Aa  2,800,000  1,638,000
   Unltd. Tax:
    0%, 12/15/10  Aa  2,428,000  1,101,705
    0% 11/1/09  Aa  7,390,000  3,584,150
 (College Savings Plan):
  Series 1991 A, 0% 5/15/10  Aa  1,025,000  480,469
  Series A:
   0% 5/15/07  Aa  2,250,000  1,268,438
   0% 5/15/10  Aa  7,980,000  3,740,625
   0% 11/15/10  Aa  4,460,000  2,034,875
   0% 5/15/11  Aa  3,350,000  1,478,188
 Series A:
  6.10% 3/15/02  Aa  3,000,000  3,262,500
  7% 3/15/03  Aa  5,000,000  5,743,750
 Series B:
  6% 10/1/05  Aa  5,000,000  5,481,250
  5.50% 10/1/20  Aa  1,525,000  1,595,531
 5% 6/15/98  Aa  1,000,000  1,020,000
 5% 12/15/98  Aa  4,000,000  4,090,000
Connecticut Health & Edl. Facs. Auth. Rev.:
 Rfdg. (Lawrence & Memorial Hosp.) Series D,
 5% 7/1/13 (MBIA Insured)  Aaa  2,000,000  1,882,500
 Rfdg. (Quinnipiac College) Series D:
  6% 7/1/13  BBB-  3,750,000  3,600,000
  6% 7/1/23  BBB-  3,975,000  3,731,531
 (Bristol Hosp.) Issue A:
  7% 7/1/09 (MBIA Insured)  Aaa  1,750,000  1,942,500
  7% 7/1/20 (MBIA Insured)  Aaa  4,180,000  4,660,700
 (Connecticut College) Issue B, 6.625%
 7/1/11 (MBIA Insured)  Aaa  1,200,000  1,297,500
 (Kent School) Series B:
  3.70% 7/1/96 (MBIA Insured)  Aaa  200,000  200,028
  3.90% 7/1/97 (MBIA Insured)  Aaa  250,000  250,000
  4% 7/1/98 (MBIA Insured)  Aaa  200,000  199,750
  4.125% 7/1/99 (MBIA Insured)  Aaa  325,000  324,594
  4.30% 7/1/00 (MBIA Insured)  Aaa  300,000  299,625
  4.40% 7/1/01 (MBIA Insured)  Aaa  250,000  249,688
  4.50% 7/1/02 (MBIA Insured)  Aaa  305,000  304,619
  4.60% 7/1/03 (MBIA Insured)  Aaa  150,000  149,813
  4.70% 7/1/04 (MBIA Insured)  Aaa  500,000  500,000
  4.875% 7/1/05 (MBIA Insured)  Aaa  400,000  402,000
  5% 7/1/06 (MBIA Insured)  Aaa  500,000  503,750
  5.10% 7/1/07 (MBIA Insured)  Aaa  265,000  266,325
  5.25% 7/1/08 (MBIA Insured)  Aaa  305,000  307,669
  5.375% 7/1/09 (MBIA Insured)  Aaa  845,000  854,506
  5.40% 7/1/10 (MBIA Insured)  Aaa  865,000  868,244
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(C) AMOUNT (NOTE 1)
CONNECTICUT - CONTINUED
Connecticut Health & Edl. Facs. Auth. Rev. - continued
 (Kent School) Series B - continued
  5.50% 7/1/15 (MBIA Insured)  Aaa $ 4,575,000 $ 4,580,719
  5.40% 7/1/23 (MBIA Insured)  Aaa  3,000,000  2,925,000
 (Lutheran Gen. Health Care Sys.)
 7.375% 7/1/19  Aaa  3,195,000  3,977,775
 (New Britain Mem. Hosp.) Series A, 7.75%
 7/1/22  BBB-  16,900,000  18,188,625
 (Quinnipiac College) Series C, 7.75% 7/1/20
 (Pre-Refunded to 7/1/00 @102)(e)  BBB-  1,000,000  1,158,750
 (Sacred Heart Univ.) Series A, 6.85% 7/1/22,
 LOC Fleet Nat'l. Bank  A  1,000,000  1,047,500
 (Sharon Healthcare, Inc.) Series A:
  8.75% 7/1/06
  (Pre-Refunded to 7/1/01 @103)(e)  AAA  450,000  555,750
  9% 7/1/13
  (Pre-Refunded to 7/1/01 @103)(e)  AAA  1,300,000  1,621,750
  9.20% 7/1/21
  (Pre-Refunded to 7/1/01 @103)(e)  AAA  1,500,000  1,884,375
 (St. Francis Hosp. & Medical Ctr.) Series C,
 5% 7/1/23 (FGIC Insured)  Aaa  1,000,000  925,000
 (St. Mary's Hosp.) Issue B:
  7.60% 7/1/03  Baa  900,000  960,750
  7.80% 7/1/09 (AMBAC Insured)  Baa  4,525,000  4,756,906
 (St. Raphael Hosp.) Series H:
  6.50% 7/1/11 (AMBAC Insured)  Aaa  2,780,000  3,169,200
  6.50% 7/1/13 (AMBAC Insured)  Aaa  3,125,000  3,609,375
  5.25% 7/1/14 (AMBAC Insured)  Aaa  4,400,000  4,290,000
 (The Griffin Hosp.) Series A, 6% 7/1/13  Baa1  850,000  819,188
 (Yale Univ.) 5.929% 6/10/30  Aaa  14,000,000  14,332,500
 (Yale-New Haven Hosp.) Series F, 7.10%
 7/1/25 (MBIA Insured)  Aaa  5,000,000  5,581,250
Connecticut Higher Ed. Supplemental Loan
Auth. Rev.:
  Series A:
   7.375% 11/15/05 (b)  A1  535,000  568,438
   7.50% 11/15/10 (b)  A1  1,855,000  1,977,894
  (Family Ed. Loan Prog.) Series A, 7.20%
  11/15/10 (b)  A  910,000  978,250
Connecticut Hsg. Fin Auth.:
 Series E, Subseries E-1, 6.30% 5/15/17  Aa  1,950,000  2,003,625
 (Hsg. Mtg. Fin. Prog.):
  Series A, Subseries A-2, 6.45% 5/15/22  Aa  5,500,000  5,671,875
  Series B:
   Sub-Series B1:
    7.55% 11/15/08  Aa  510,000  552,075
    6.125% 5/15/18  Aa  4,650,000  4,748,813
   6.20% 5/15/12  Aa  3,000,000  3,082,500
  Series C, 7.625% 11/15/17  Aa  530,000  544,575
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(C) AMOUNT (NOTE 1)
CONNECTICUT - CONTINUED
Connecticut Hsg. Fin Auth. - continued
 (Hsg. Mtg. Fin. Prog.) - continued
  Series E - continued
   6.20% 5/15/14  Aa $ 1,000,000 $ 1,027,500
   8.75% 11/15/18  Aa  4,455,000  4,656,678
  Series F, Subseries F-1, 6% 5/15/17  Aa  1,500,000  1,518,750
 6.05% 5/15/17  Aa  3,600,000  3,654,000
 5.45% 11/15/08  Aa  1,635,000  1,643,175
Connecticut Muni. Elec. Energy Coop. Pwr.
Supply Sys. Rev. Series A, 5% 1/1/18,
(MBIA Insured)  Aaa  5,555,000  5,263,363
Connecticut Resource Recovery Rev.:
 (American Refuse Fuel Co.)
 8.10% 11/15/15 (b)  A2  4,500,000  5,006,250
 5.25% 11/15/08 (MBIA Insured)(f)  Aaa  8,000,000  7,770,000
 5.375% 11/15/10 (MBIA Insured)(f)  Aaa  1,000,000  962,500
Connecticut Spl. Tax Oblig. Rev.:
 Rfdg. (Trans. Infrastructure):
  Series 1993 A, 5.375% 9/1/08  A1  6,705,000  6,881,006
  Series A, 5.25% 9/1/07  A1  2,165,000  2,213,713
 (Trans. Infrastructure ):
  Series A:
   6.50% 6/1/03  A1  2,800,000  3,125,500
   7.125% 6/1/10  A1  3,550,000  4,242,250
  Series B:
   0% 6/1/08  A1  3,500,000  1,833,125
   6.15% 9/1/09  A1  1,500,000  1,648,125
   6.50% 10/1/10  A1  3,250,000  3,684,688
   6.50% 10/1/12  A1  3,500,000  3,968,125
   6.125% 9/1/12  A1  5,000,000  5,456,250
Eastern Connecticut Resource Recovery Auth.
Solid Waste Rev.
(Wheelabrator Lisbon Proj.) Series A :
  5.50% 1/1/15 (b)  A  8,000,000  7,530,000
  5.50% 1/1/20 (b)  A  3,000,000  2,782,500
  5% 1/1/04 (b)  A  1,000,000  977,500
Franklin Gen. Oblig. Unltd. Tax:
 7.30% 3/15/04  A  225,000  256,781
 7.30% 3/15/05  A  225,000  259,313
 7.30% 3/15/06  A  225,000  262,125
Hartford County Metropolitan Dist. Gen. Oblig.
6.20% 11/15/09  Aa1  250,000  277,813
Hartford County Metropolitan Dist. Gen. Oblig.
School Boards Unltd. Tax 9.50% 6/1/03  Aa1  100,000  130,125
Manchester Redev. Agcy. Multi-Family Hsg.
Dev. Rfdg. (Bennet Hsg. Dev.)
7.20% 12/1/18  -  1,545,000  1,589,419
Meriden Gen. Oblig. Unltd. Tax
7% 10/1/07(MBIA Insured)  Aaa  500,000  593,125
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(C) AMOUNT (NOTE 1)
CONNECTICUT - CONTINUED
Milford Gen. Oblig.:
 5.20% 1/15/11  Aa $ 550,000 $ 545,188
 5.20% 1/15/13  Aa  500,000  491,875
 Unltd. Tax:
  6.70% 2/1/05  Aa  400,000  462,500
  6.70% 2/1/08  Aa  315,000  367,369
Monteville Gen. Oblig.:
 7% 3/15/13  Aa  220,000  265,100
 7% 3/15/14  Aa  220,000  266,750
 7% 3/15/15  Aa  210,000  255,938
 Unltd. Tax 6.30% 3/1/10  Aa  405,000  456,131
Naugatuck Gen. Oblig. Unltd. Tax:
 7.25% 9/1/04 (MBIA Insured)  Aaa  215,000  255,313
 6.90% 6/15/07 (FGIC Insured)  Aaa  485,000  566,844
 7.40% 9/1/07 (MBIA Insured)  Aaa  370,000  449,550
 7.40% 9/1/08 (MBIA Insured)  Aaa  370,000  450,938
New Britain Gen. Oblig.:
 Series B, 6% 3/1/12 (MBIA Insured)  Aaa  2,000,000  2,167,500
 5% 2/1/12 (MBIA Insured)  Aaa  885,000  865,088
 5% 2/1/13 (MBIA Insured)  Aaa  885,000  855,131
 7% 4/1/07 (MBIA Insured)  Aaa  580,000  678,600
 Unltd. Tax:
  Rfdg. 6% 2/1/12 (MBIA Insured)  Aaa  400,000  433,000
  7% 4/1/08 (MBIA Insured)  Aaa  580,000  682,225
New Haven Facs. Rev. (Easter Seal Goodwill
Rehabilitation Proj.) 8.875% 4/1/16  -  1,565,000  1,647,163
New Haven Gen. Oblig.:
 Rfdg. Series A:
  5% 8/1/07 (FGIC Insured)  Aaa  1,000,000  1,002,500
  5% 8/1/08 (FGIC Insured)  Aaa  2,720,000  2,703,000
  5% 8/1/09 (FGIC Insured)  Aaa  1,775,000  1,746,156
 Series A, 7.40% 3/1/12  Baa  1,000,000  1,083,750
 7% 2/15/03 (FGIC Insured)  Aaa  1,000,000  1,153,750
 7% 2/15/04 (FGIC Insured)  Aaa  1,150,000  1,338,313
 7% 2/15/05 (FGIC Insured)  Aaa  1,250,000  1,465,625
 8.25% 8/15/01  Baa  3,280,000  3,813,000
Newington Gen. Oblig. Unltd. Tax:
 6.50% 2/1/06  A1  320,000  358,800
 6.60% 2/1/07  A1  200,000  226,750
North Haven Gen. Oblig. Unltd. Tax 7%
10/1/08  Aa  375,000  445,313
North Thompsonville Fire Dist. #10:
 6.75% 6/1/07 (MBIA Insured)  Aaa  180,000  209,475
 6.75% 6/1/08 (MBIA Insured)  Aaa  190,000  221,350
 6.75% 6/1/09 (MBIA Insured)  Aaa  200,000  236,250
 6.75% 6/1/10 (MBIA Insured)  Aaa  215,000  253,431
 6.75% 6/1/11 (MBIA Insured)  Aaa  230,000  270,250
Norwalk Hsg. Auth. Mtg. Rev. (Monterey Village)
Series 1985 B, Section 8, 9% 11/1/99  BBB  145,000  150,619
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(C) AMOUNT (NOTE 1)
CONNECTICUT - CONTINUED
Plainville Gen. Oblig.:
 6.60% 8/15/08  A1 $ 250,000 $ 284,375
 Unltd. Tax:
  6.60% 8/15/09  A1  250,000  285,938
  6.60% 8/15/10  A1  250,000  286,250
  6.60% 8/15/11  A1  250,000  287,188
South Central Connecticut Reg. Wtr. Sys. Auth. Rev.
11th Series, 5.625% 8/1/05 (FGIC Insured)  Aaa  4,000,000  4,285,000
Stamford Gen. Oblig. Unltd. Tax:
 6.60% 1/15/07  Aaa  295,000  343,306
 6.60% 1/15/08  Aaa  1,480,000  1,724,200
 6.60% 1/15/09  Aaa  1,000,000  1,165,000
 7% 6/15/08 (FGIC Insured)  Aaa  500,000  589,375
Thomaston Gen. Oblig. Unltd. Tax
6.50% 8/1/09  A  210,000  234,937
Vernon Gen. Oblig. Unltd. Tax:
 7.10% 10/15/07  A1  250,000  301,249
 7.10% 10/15/08  A1  250,000  301,562
Voluntown Gen. Oblig. Unltd. Tax:
 6.75% 10/1/03  A  210,000  234,412
 6.75% 10/1/04  A  210,000  235,987
 6.80% 10/1/06  A  210,000  240,974
 6.80% 10/1/07  A  210,000  239,924
 6.80% 10/1/08  A  210,000  245,174
 6.80% 10/1/09  A  185,000  215,524
West Haven Gen. Oblig. Impt. Unltd. Tax
 6.70% 2/15/04 (MBIA Insured)  Aaa  710,000  812,949
Winchester Gen. Oblig. Unltd. Tax:
 7.10% 11/15/06  A1  125,000  146,562
 7.10% 11/15/08  A1  110,000  130,487
Wolcott Gen. Oblig. Unltd. Tax:
 7% 6/15/09 (FGIC Insured)  Aaa  445,000  517,868
 7% 6/15/10 (FGIC Insured)  Aaa  440,000  513,149
Woodstock Spl. Oblig. Rev. (Woodstock Academy)
7% 3/1/08 (AMBAC Insured)  Aaa  725,000  807,468
   322,045,905
PUERTO RICO - 6.1%
Puerto Rico Commonwealth Gen. Oblig.:
 Unltd. Tax 6.40% 7/1/11  Baa1  2,000,000  2,152,500
 Unltd. Tax Series 1991, 7.30% 7/1/20  Baa1  2,500,000  2,865,624
Puerto Rico Commonwealth Hwy. & Trans. Auth.
Rev. Rfdg. Series V, 6.625% 7/1/12  Baa1  1,750,000  1,881,249
Puerto Rico Elec. Pwr. Auth. Rev:
 Rfdg. Series W:
  6.50% 7/1/05 (MBIA Insured)  Aaa  6,000,000  6,780,000
  7% 7/1/07 (MBIA Insured)  Aaa  2,000,000  2,350,000
  7% 7/1/07 (MBIA Insured)  Aaa  2,000,000  2,350,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED)(C) AMOUNT (NOTE 1)
PUERTO RICO - CONTINUED
Puerto Rico Ind. Med. & Environmental Poll. Ctl.
Facs. Fing. Auth. Rev. (Motorola,Inc.)
Series A, 6.75% 1/1/14  Aa3 $ 1,285,000 $ 1,394,224
Puerto Rico Elec. Pwr. Auth. Pwr. Resources Auth. Pwr.
Rev. Rfdg. Series N, 7.125% 7/1/14
(Escrowed to Maturity)(e)  Baa1  1,965,000  2,188,518
   21,962,115
GUAM - 0.3%
Guam Arpt. Auth. Gen. Rev. Series B, 6.40%
10/1/05 (b)  BBB  1,250,000  1,270,313
TOTAL MUNICIPAL BONDS
(Cost $324,316,755)   345,278,333
MUNICIPAL NOTES (A) - 4.4%

CONNECTICUT - 4.4%
Connecticut Dev. Auth. (Light & Pwr. Co.
Proj. 1993) Series A, 4.10%,
LOC Deutsche Bank, VRDN  VMIG 1  10,900,000  10,900,000
Connecticut Spl. Assessment Unemployment Rev.
Series 1993B, 3.65%,
LOC Mitsubishi Bank Ltd., VRDN  VMIG 1  4,850,000  4,850,000
TOTAL MUNICIPAL NOTES
(Cost $15,750,000)   15,750,000
TOTAL INVESTMENTS - 100%
(Cost $340,066,755)  $ 361,028,333
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
SOLD
50 Municipal Bond Contracts   Mar. 1996 $ 5,962,500 $ (32,891)
125 30 Year U.S. Treasury Bond Contracts   Dec. 1995  14,925,781  (528,165)
        $ (561,056)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 5.8%

SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,571,100.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 73.5% AAA, AA, A 77.2%
Baa  5.7% BBB 9.9%
Ba  2.2% BB 2.2%
B  0.0% B 0.0%
Caa  0.0% CCC 0.0%
Ca, C  0.0% CC, C 0.0%
   D 0.0%
The percentage not rated by either S&P or Moody's amounted to 0.9%. FMR has determined that unrated debt securities that are lower quality account for 0.9% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   28.1%
Health Care   15.0
Education   11.3
Special Tax   10.5
Others
 (individually less than 10%)   35.1
TOTAL   100.0%
INCOME TAX INFORMATION
At November 30, 1995, the aggregate cost of investment securities for income tax purposes was $340,072,735. Net unrealized appreciation aggregated $20,955,598 of which $21,884,619 related to appreciated investment securities and $929,021 related to depreciated investment securities.
At November 30, 1995, the fund was required to defer $2,575,125 of losses on futures contracts.
At November 30, 1995, the fund had a capital loss carryforward of approximately $2,543,885 all of which will expire on November 30, 2003. SPARTAN CONNECTICUT MUNICIPAL INCOME FUND
(FORMERLY SPARTAN CONNECTICUT MUNICIPAL HIGH YIELD PORTFOLIO)

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 NOVEMBER 30, 1995

1.ASSETS

Investme                     $ 361,028,333
nt in
securiti
es, at
value
(cost
$340,0
66,755)
-
See
accom
panyin
g
schedu
le

Receivab                      3,044,955
le for
invest
ments
sold

Interest                      5,432,065
receiva
ble

 2.TOTAL                      369,505,353
ASSETS

3.LIABILIT
IES

Payable         $ 270,254
to
custodi
an
bank

Payable
for
invest
ments
purcha
sed:

 Delaye          8,673,710
d
deliver
y

 Regula          765,771
r
deliver
y

Payable          309,447
for fund
shares
redeem
ed

Distributi       330,326
ons
payabl
e

Accrued          160,809
manag
ement
fee

Payable          146,094
for
daily
variatio
n on
futures
contrac
ts

 4.TOTAL                      10,656,411
LIABILITI
ES

5.NET                        $ 358,848,942
ASSETS

Net
Assets
consist
of:

Paid in                      $ 343,012,354
capital

Accumul
ated                          (4,563,934)
undistri
buted
net
realize
d gain
(loss)
on
invest
ments

Net                           20,400,522
unreali
zed
appreci
ation
(depre
ciation)

on
invest
ments

6.NET                        $ 358,848,942
ASSETS
, for
32,042,
676
shares
outstan
ding

7.NET                         $11.20
ASSET
VALUE,
offering
price
and
redemp
tion
price
per
share
($358,8
48,942
(divided by)
32,042,
676
shares)


STATEMENT OF OPERATIONS
 YEAR ENDED NOVEMBER 30, 1995

8.INTERES                    $ 21,430,286
T INCOME


9.EXPEN
SES

Manage        $ 1,875,183
ment
fee

Non-inter      1,537
ested
trustee
s'
compe
nsation

 10.TOT                       1,876,720
AL
EXPEN
SES

11.NET                        19,553,566
INVEST
MENT
INCOM
E

12.REALI
ZED AND
UNREALIZ
ED GAIN
(LOSS)
Net
realize
d gain
(loss)
on:

 Invest        304,500
ment
securiti
es

 Future        (1,895,427)    (1,590,927)
s
contrac
ts

Change
in net
unreali
zed
appreci
ation
(depre
ciation)
on:

 Invest        42,188,429
ment
securiti
es

 Future        (525,329)      41,663,100
s
contrac
ts

13.NET                        40,072,173
GAIN
(LOSS)

14.NET                       $ 59,625,739
INCREA
SE
(DECRE
ASE) IN
NET
ASSETS
RESULTI
NG
FROM
OPERATI
ONS

STATEMENT OF CHANGES IN NET ASSETS
      YEARS ENDED NOVEMBER 30,

             1995            1994

15.INCRE
ASE
(DECREAS
E) IN NET
ASSETS

Operatio     $ 19,553,566    $ 23,071,250
ns
Net
invest
ment
income

 Net          (1,590,927)     1,495,858
realize
d gain
(loss)

 Chang        41,663,100      (54,198,237)
e in net
unreali
zed
appreci
ation
(depre
ciation)

 16.NET       59,625,739      (29,631,129)
INCRE
ASE
(DECR
EASE
) IN
NET
ASSE
TS
RESUL
TING
FROM
OPER
ATION
S

Distributi    (19,553,566)    (23,071,250)
ons to
shareh
olders
From
net
invest
ment
income

 From         (699,611)       (15,541,191)
net
realize
d gain

 In           (243,807)       -
excess
of net
realize
d gain

 17.TOT       (20,496,984)    (38,612,441)
AL
DISTRIB
UTIONS

Share         49,373,918      72,572,004
transac
tions
Net
procee
ds from
sales
of
shares

 Reinve       16,090,044      31,414,952
stment
of
distribu
tions

 Cost of      (61,340,934)    (170,335,951)
shares
redeem
ed

 Redem        14,848          62,252
ption
fees

18. NE        4,137,876       (66,286,743)
T
INCRE
ASE
(DECR
EASE
) IN
NET
ASSE
TS
RESUL
TING
FROM
SHAR
E
TRANS
ACTIO
NS

  19.T        43,266,631      (134,530,313)
OTAL
INCREA
SE
(DECRE
ASE) IN
NET
ASSETS

20.NET
ASSETS

 Beginni      315,582,311     450,112,624
ng of
period

 End of      $ 358,848,942   $ 315,582,311
period

21.OTHE
R
INFORMATI
ON
Shares

 Sold         4,630,644       6,627,548

 Issued       1,496,456       2,812,853
in
reinves
tment
of
distribu
tions

 Redee        (5,779,595)     (15,753,663)
med

 Net          347,505         (6,313,262)
increas
e
(decre
ase)

FINANCIAL HIGHLIGHTS
      YEARS ENDED NOVEMBER 30,

             1995       1994C      1993       1992       1991

SELECTED
PER-SH
ARE
DATA

Net asset    $ 9.960    $ 11.840   $ 11.220   $ 10.880   $ 10.730
value,
beginni
ng of
period

Income        .617       .640       .680       .689       .684
from
Invest
ment
Operati
ons
Net
investm
ent
income

 Net          1.270      (1.472)    .619       .338       .188
realize
d and
unreali
zed
gain
(loss)

 Total        1.887      (.832)     1.299      1.027      .872
from
invest
ment
operati
ons

Less          (.617)     (.640)     (.680)     (.689)     (.684)
Distrib
utions
From
net
invest
ment
income

 From         (.020)     (.410)     -          -          (.040)
net
realized
gain

 In           (.010)     -          -          -          -
excess
of net
realized
gain

 Total        (.647)     (1.050)    (.680)     (.689)     (.724)
distribu
tions

Redempti      .000       .002       .001       .002       .002
on fees
added
to paid
in
capital

Net asset    $ 11.200   $ 9.960    $ 11.840   $ 11.220   $ 10.880
value,
end of
period

TOTAL         19.41      -7.61%     11.81      9.72       8.43%
RETURN       %                     %          %
 A

RATIOS AND
SUPPLEMENTAL DATA

Net          $ 358,849   $ 315,582   $ 450,113   $ 413,748   $ 346,781
assets,
end of
period
(000
omitted
)

Ratio of      .55         .55%        .55         .55         .55%
expens       %                       %           %           B
es to
averag
e net
assets

Ratio of      5.73        5.83%       5.81        6.21        6.34%
net          %                       %           %
invest
ment
income
to
averag
e
net
assets

Portfolio     39          11%         45          11          6%
turnove      %                       %           %
r rate

A TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE. THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
B FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
C EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND
(FORMERLY SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET PORTFOLIO)

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period, reinvestment of its dividends (or income), and the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995               PAST 1   LIFE OF
                                              YEAR     FUND

Spartan Connecticut Municipal
Money Market Fund                             3.41%    14.74%

Average Connecticut Tax-Free
Money Market Fund                             3.16%    n/a

Consumer Price Index                          2.47%    13.95%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on March 4, 1991. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the average Connecticut tax-free money market fund, which reflects the performance of 12 Connecticut tax-free money market funds with similar objectives tracked by IBC/Donoghue over the past year. Comparing the fund's performance to the consumer price index (CPI) helps show how your investment did compared to inflation. (The periods covered by the CPI and IBC/Donoghue numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995               PAST 1   LIFE OF
                                              YEAR     FUND

Spartan Connecticut Municipal
Money Market Fund                             3.41%    2.94%

Average Connecticut Tax-Free
Money Market Fund                             3.16%    n/a

Consumer Price Index                          2.47%    2.79%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
YIELDS
      11/28/94   2/27/95   5/29/95   8/28/95   11/27/95



Spartan Connecticut        3.24%    3.48%   3.64%    3.22%   3.32%
Municipal
Money Market Fund



Average Connecticut        3.01%    3.27%   3.37%    3.01%   3.09%
Tax-Free
Money Market Fund



Spartan Connecticut        5.27%    5.68%   5.92%    5.24%   5.38%
Municipal
Money Market Fund -
Tax-equivalent



Portion of fund's income   12.75%   4.64%   11.16%   9.50%   19.03%
subject to state taxes


YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the average Connecticut tax-free money market fund. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1995 federal and state income tax rate of 38.88% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the alternative minimum tax. A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free
investments are usually lower
than yields on taxable
investments. However, a
straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
(checkmark)
SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND
(FORMERLY SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET PORTFOLIO)

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jeffrey Parker, Portfolio Manager of Spartan
Connecticut Municipal Money
Market Fund
Q. JEFF, HOW HAVE INVESTMENT CONDITIONS CHANGED DURING THE PAST YEAR?
A. A year ago, the economy was still expanding rapidly and the Federal Reserve was doing its best to temper growth and stave off inflation. In November 1994 and again in February 1995, the Fed raised the federal funds rate, completing a string of seven rate increases dating back to February 1994. Then, early in 1995, signs began appearing that growth was slowing. In response, the Fed eased in July, cutting the federal funds rate one-quarter percentage point. Since then, the economy has been hard to read, and the Fed has remained on the sidelines. The growth rate in the gross domestic product (GDP) rebounded sharply during the third quarter of 1995 after an essentially flat second quarter. However, inflation has remained quite low and there have been persistent, albeit irregular signs of weakness. By the end of the period, most market participants were anticipating another rate cut by the Fed.
Q. HOW DID YOU COPE WITH CHANGING CONDITIONS?
A. When the period began, the fund's average maturity was 68 days. Scott Orr, who managed the fund until I took over in June, lengthened aggressively beginning late in 1994 and was able to lock in attractive yields while short-term rates were declining. Halfway through the period, at the beginning of the annual summer borrowing season, the fund's average maturity was down to 30 days. As soon as supply entered the market, I lengthened the fund aggressively, reaching 54 days in time for the Fed rate cut in July. Since then, I've taken advantage of opportunities to extend the fund's average maturity even further, ending the period at 62 days.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on November 30, 1995, was 3.31%, compared to 3.24% a year ago. The latest yield was the equivalent of a 5.37% taxable yield for Connecticut investors in the 38.88% combined state and federal tax bracket. The fund had a total return for the year of 3.41%, which beat the average total return of 3.16% for all Connecticut tax-free money market funds, according to IBC/Donoghue.
Q. WHAT CAN WE EXPECT GOING FORWARD?
A. Despite relatively robust economic growth in the third quarter of 1995, many market participants believe the Fed's next move will be to lower rates again, possibly before year end. A key variable may be the budget debate in Congress. A balanced budget agreement would necessitate steep cuts in federal spending. The Fed, in turn, might seek to offset the impact of those spending cuts with a rate cut. The chance that the Fed will cut rates is that much greater given the lack of inflationary pressures and continuing signs of weakness in the economy. While my strategy has been to maintain flexibility, my bias as I look toward 1996 is to buy into the market as opportunities arise and perhaps take the fund slightly longer. That desire is tempered somewhat by a continuing lack of supply.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: tax-free income and
stability by investing in
high-quality, short-term,
Connecticut municipal money
market securities
START DATE: March 4, 1991
SIZE: as of November 30,
1995, more than $175 million
MANAGER: Jeff Parker, since
June, 1995; manager, Fidelity
Connecticut Municipal Money
Market, Fidelity Michigan
Municipal Money Market,
Fidelity New Jersey Tax-Free
Money Market, and Spartan
New Jersey Municipal Money
Market, since June 1995;
joined Fidelity in 1991
(checkmark)

WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
usually long-term security that
gives the bond holder the
option to redeem the bond at
face value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.
SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND
(FORMERLY SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET PORTFOLIO)

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            11/30/95           5/31/95            11/30/94

0 - 30       65                 61                 62

31 - 90      11                 26                   8

91 - 180     3                  12                 12

181 - 397     21                1                  18

WEIGHTED AVERAGE MATURITY
                            11/30/95   5/31/95   11/30/94

Spartan Connecticut
Municipal Money Market
Fund                        62 days    30 days   68 days

Average Connecticut
Tax-Free Money Market Fun   58 days    38 days   61 days
d*

ASSET ALLOCATION
AS OF NOVEMBER 30, 1995 AS OF MAY 31, 1995

Row: 1, Col: 1, Value: 53.0
Row: 1, Col: 2, Value: 22.0
Row: 1, Col: 3, Value: 16.0
Row: 1, Col: 4, Value: 4.0
Row: 1, Col: 5, Value: 5.0
Row: 1, Col: 1, Value: 55.0
Row: 1, Col: 2, Value: 21.0
Row: 1, Col: 3, Value: 18.0
Row: 1, Col: 4, Value: 4.0
Row: 1, Col: 5, Value: 2.0
Variable rate
demand notes
(VRDNs) 53%
Commercial
paper 22%
Tender bonds 16%
Municipal
notes 4%
Other 5%
Variable rate
demand notes
(VRDNs) 55%
Commercial
paper 21%
Tender bonds 18%
Municipal
notes 4%
Other 2%
* SOURCE: IBC/DONOGHUE'S MONEY FUND REPORT(registered trademark)
SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND
(FORMERLY SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET PORTFOLIO)

INVESTMENTS NOVEMBER 30, 1995
Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ARIZONA - 2.9%
Coconino County Poll. Cont. Corp. Poll. Cont. Rev.
(Arizona Pub. Svc. Co.-Navajo Proj.) Series 1994 A,
3.85%, LOC Bank of America, VRDN (b)  $ 5,100,000 $ 5,100,000
CONNECTICUT - 68.0%
Bethel BAN 4.25% 7/12/96   600,000  601,767
Clipper Participating VRDN, Series 1994-1, 3.92%
(Liquidity Facility State Street Bank & Trust Co.)(c)   4,934,800
4,934,800
Connecticut Dev. Auth. Health. Care Rev.
(Corp. for Independent Living Proj.) Series 1990, 3.60%,
LOC Cr. Commercial de France, VRDN   8,000,000  8,000,000
Connecticut Dev. Auth. Ind. Dev. Rev. (W.E. Bassett Co. Proj.)
Series 1986, 4%, LOC First Nat'l. Bank of Boston,
VRDN (b)   1,000,000  1,000,000
Connecticut Dev. Auth. Poll. Cont. Rev. (Light & Pwr. Co. Proj.)
Series B, 3.80%, LOC Union Bank of Switzerland,
VRDN (b)   8,000,000  8,000,000
Connecticut Dev. Auth. Solid Waste Disp. Facs. Rev.
(Rand-Whitney Containerboard)3.45%,
LOC Chase Manhattan Bank, VRDN (b)   3,300,000  3,300,000
Connecticut Dev. Auth. Water Facs. Rev.
(Bridgeport Hydraulic Co.) Series 1995, 3.40%,
LOC Society Generale, VRDN   4,600,000  4,600,000
Connecticut Econ. Recovery Notes Series A, 5.40%
12/15/95   400,000  400,185
Connecticut Gen. Oblig. Bonds Series 1995 B, 4.50%
10/1/96   2,000,000  2,010,483
Connecticut Gen. Oblig. Participating VRDN (c):
 Series BT-103, 3.85% (Liquidity Facility Bankers Trust)   1,600,000
1,600,000
 Series MGT-27, 3.80%
 (Liquidity Facility Morgan Guaranty Trust Co.)   2,325,000  2,325,000
Connecticut Health & Ed. Facs. Auth. Rev. Bonds
4.50% 11/1/96 (MBIA Insured)   1,000,000  1,007,130
Connecticut Health & Ed. Facs. Auth. Rev. Bonds:
 (Windham Commty. Hosp.) Series B, 3.65%
 tender 1/16/96, LOC Banque Paribas   4,000,000  4,000,000
 (Yale University):
  Series L, 3.75% tender 12/13/95   1,800,000  1,800,000
  Series M, 3.65% tender 2/13/96   6,000,000  6,000,000
  Series N:
   3.65%, tender 1/12/96   3,100,000  3,100,000
   3.65%, tender 2/13/96   1,000,000  1,000,000
  Series O, 3.70% tender 12/14/95   3,200,000  3,200,000
Connecticut Health & Edl. Facs. Rev. (Charlotte Hungerford
Hosp.) Series B, 3.40%, LOC Bank of Boston,
VRDN    3,000,000  3,000,000
Connecticut Hsg. Fin. Auth. Rev. Bonds (Hsg. Mtg. Fin. Prog.)
Series 1993 H-2, 3.75%, tender 4/15/96 (b)   6,000,000  6,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CONNECTICUT - CONTINUED
Connecticut Hsg. Fin. Auth. Rev. Bonds
 (Hsg. Mtg. Fin. Prog.) continued:
 Series 1989 D (b):
  3.85% tender 12/14/95  $ 1,800,000 $ 1,800,000
  3.80%, tender 12/8/95   800,000  800,000
 Series 1990 C, 3.85% 12/14/95   1,600,000  1,600,000
 Series 1993 E-1, 3.75%, tender 6/10/96   3,200,000  3,200,000
 Series 1993 E-2, 3.85%, tender 6/10/96 (b)   3,600,000  3,600,000
Connecticut Muni. Elec. Energy Coop Pwr. Supply Sys. Rev.
Bonds Series 1995 A, 3.55%, tender 1/25/96,
LOC Fleet Bank   1,400,000  1,400,000
Connecticut Second Lien Spl. Tax Oblig. Bonds
(Transport Infrastructure) Series 1, 3.55%,
LOC Commerzbank AG, VRDN   15,580,000  15,580,000
Connecticut Special Assessment Unemployment Rev.
Series 1993 C, 3.85%, tender 7/1/96 (FGIC Insured)   14,600,000  14,600,000
East Haven BAN 4.25% 9/4/96   500,000  501,656
Fairfield BAN 5.25% 1/16/96   500,000  500,241
Hartford Gen. Oblig. Bonds 6.75% 10/1/96 (FGIC Insured)   400,000  409,128
New Haven BAN 4.25% 8/22/96, LOC State Street Bank   3,500,000  3,511,012
New Haven Gen. Oblig. Rfdg. Bonds Series A, 4.50% 8/1/96   1,000,000
1,003,868
New Milford BAN 3.77% 8/16/96   1,000,000  1,000,135
Stamford Hsg. Auth. Mutimodal Rev. (Morgan Street Proj.)
Series 1994, 3.65%, LOC Deutsche Bank, VRDN (b)   2,500,000  2,500,000
   117,885,405
KENTUCKY - 2.6%
Daviess County Solid Wst. Disp. Facs. Rev. (Scott Paper Co.):
 Series 1993 B, 3.85%, LOC ABN-AMRO Bank, VRDN   3,600,000  3,600,000
 3.85%, LOC ABN-AMRO Bank, VRDN (b)   1,000,000  1,000,000
   4,600,000
LOUISIANA - 3.2%
Plaquemines Parish Envir. Rev. Rfdg.
(BP Exploration & Oil, Inc.), VRDN (b):
  Series 1994, 3.85%   800,000  800,000
  Series 1995, 3.85%   4,700,000  4,700,000
   5,500,000
PUERTO RICO - 15.9%
Puerto Rico Commonwealth Participating VRDN (c):
 Series BT-165, 3.76%
 (Liquidity Facility Bankers Trust Co.)   2,142,000  2,142,000
 Series PA-97, 3.55%
 (Liquidity Facility Merrill Lynch & Co.)   2,145,000  2,145,000
 Series PT-63, 3.55%,
 (Liquidity Facility Bayerische Hypotheken)   1,155,000  1,155,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PUERTO RICO - CONTINUED
Puerto Rico Elec. Pwr. Auth. Participating VRDN,
Series BT-105, 3.525%,
(Liquidity Facility Bankers Trust Co.)(c)  $ 3,978,000 $ 3,978,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Rfdg. Bonds Series W,
4.25% 7/1/96   4,365,000  4,373,505
Puerto Rico Gov't. Dev. Bank CP:
 3.70% 12/1/95   3,000,000  3,000,000
 3.75% 12/1/95   3,500,000  3,500,000
 3.75% 12/14/95   2,800,000  2,800,000
 3.65% 12/15/95   2,000,000  2,000,000
 3.70% 1/18/96   1,000,000  1,000,000
 3.70% 1/23/96   1,500,000  1,500,000
   27,593,505
TEXAS - 7.3%
Brazos River Auth. Poll. Cont. Rev. Rfdg.
(TU Electric Co. Proj.) 4.10%,
LOC Union Bank of Switzerland, VRDN (b)   300,000  300,000
Brazos River Harbor Navigation Dist. of Brazoria County Rev.
(Dow Chemical) Series1993, 3.90%, VRDN (b)   3,900,000  3,900,000
Gulf Coast Ind. Dev. Auth. Solid Waste Disp. Rev.
(Citgo Petroleum) 3.90%, LOC Wachovia Bank,
VRDN (b)   6,500,000  6,500,000
Gulf Coast Waste Disp. Auth. (Amoco Oil Co. Proj.)
3.80%, VRDN (b)   200,000  200,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev.
(Amoco Oil Co.) 3.80%, VRDN (b)   1,800,000  1,800,000
   12,700,000
VIRGINIA - 0.1%
Richmond Ind. Dev. Auth. (I) Rev. (Cogentrix Inc. Proj.)
Series 1990 A, 4.10%, LOC Banque Paribas,
VRDN (b)   100,000  100,000
TOTAL INVESTMENTS - 100%  $ 173,478,910
Total Cost for Income Tax Purposes  $ 173,478,910

SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At November 30, 1995, the fund had a capital loss carryforward of approximately $13,000 of which $3,000 and $10,000 will expire on November 30, 2001 and 2002, respectively.
SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND
(FORMERLY SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET PORTFOLIO)

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 NOVEMBER 30, 1995

22.ASSE
TS

Investme                   $ 173,478,910
nt in
securiti
es, at
value -
See
accom
panyin
g
schedu
le

Cash                        1,136,729

Interest                    1,090,000
receiva
ble

 23.TOT                     175,705,639
AL
ASSETS

24.LIABIL
ITIES

Distributi      $ 11,245
ons
payabl
e

Accrued          72,028
manag
ement
fee

 25.TOT                     83,273
AL
LIABILITI
ES

26.NET                     $ 175,622,366
ASSETS

Net
Assets
consist
of:

Paid in                    $ 175,635,799
capital

Accumul                     (13,433)
ated
net
realize
d gain
(loss)
on
invest
ments

27.NET                     $ 175,622,366
ASSETS
, for
175,63
5,799
shares
outstan
ding

28.NET                      $1.00
ASSET
VALUE,
offering
price
and
redemp
tion
price
per
share
($175,6
22,366
(divided by)
175,63
5,799
shares)


STATEMENT OF OPERATIONS
 YEAR ENDED NOVEMBER 30, 1995

29.30.IN                $ 6,277,756
TEREST
INCOME


31.EXPE
NSES

Manage      $ 812,383
ment
fee

Non-inter    813
ested
trustee
s'
compe
nsation

 32.TOT                  813,196
AL
EXPEN
SES

33.NET                   5,464,560
INTERES
T
INCOM
E

34.REALI                 4,063
ZED AND
UNREALIZ
ED GAIN
(LOSS)
Net
realize
d gain
(loss)
on
invest
ment
securiti
es

Increase                 (416)
(decre
ase) in
net
unreali
zed
gain
from
accreti
on of
market
discou
nt

35.NET                   3,647
GAIN
(LOSS)

36.NET                  $ 5,468,207
INCREA
SE IN
NET
ASSETS
RESULTI
NG
FROM
OPERATI
ONS

STATEMENT OF CHANGES IN NET ASSETS
      YEARS ENDED NOVEMBER 30,

             1995             1994

37.INCRE
ASE
(DECREAS
E) IN NET
ASSETS

Operatio     $ 5,464,560      $ 3,624,901
ns
Net
interest
income

 Net          4,063            (10,039)
realize
d gain
(loss)

 Increas      (416)            416
e
(decre
ase) in
net
unreali
zed
gain
from
 accr
etion of
market
discou
nt

 38.NET       5,468,207        3,615,278
INCRE
ASE
(DECR
EASE
) IN
NET
ASSE
TS
RESUL
TING
FROM
OPER
ATION
S

Distributi    (5,464,560)      (3,624,901)
ons to
shareh
olders
from
net
interest
income

Share         190,588,598      225,193,655
transac
tions at
net
asset
value
of
$1.00
per
share
Procee
ds from
sales
of
shares

 Reinve       5,248,200        3,499,344
stment
of
distribu
tions
from
net
interest
income

 Cost of      (187,273,625)    (224,729,453)
shares
redeem
ed

39. NE        8,563,173        3,963,546
T
INCRE
ASE
(DECR
EASE
) IN
NET
ASSE
TS
AND
SHAR
ES
RESUL
TING
FROM
SHAR
E
TRANS
ACTIO
NS

  40.T        8,566,820        3,953,923
OTAL
INCREA
SE
(DECRE
ASE) IN
NET
ASSETS

41.NET
ASSETS

 Beginni      167,055,546      163,101,623
ng of
period

 End of      $ 175,622,366    $ 167,055,546
period

FINANCIAL HIGHLIGHTS
      YEARS ENDED NOVEMBER 30,                     MARCH 4, 1991
                                                   (COMMENCEMENT
                                                   OF OPERATIONS) TO
                                                   NOVEMBER 30,

      1995   1994   1993   1992   1991

SELECTED PER-SHARE DATA

Net asset    $ 1.000   $ 1.000   $ 1.000   $ 1.000         $ 1.000
value,
beginni
ng of
period

Income        .034      .023      .022      .030            .029
from
Invest
ment
Operati
ons
Net
interest
income

Less          (.034)    (.023)    (.022)    (.030)          (.029)
Distrib
utions
From
net
interest
income

Net asset    $ 1.000   $ 1.000   $ 1.000   $ 1.000         $ 1.000
value,
end of
period

TOTAL         3.41      2.28      2.21%     3.08%           2.97%
RETURN       %         %
 B

RATIOS AND
SUPPLEMENTAL DATA

Net         $ 175,622   $ 167,056   $ 163,102   $ 86,672         $ 22,247
assets,

end of
period
(000
omitted
)

Ratio of     .50         .50         .24%        .02%             .00%
expens      %           %           C           C                C
es to
averag
e net
assets

Ratio of     3.36        2.25        2.17%       2.90%            4.05%
net         %           %                                        A
interest
income
to
averag
e
net
assets

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING
POLICIES.
On December 14, 1995, the Board of Trustees gave approval to change the names of Spartan Connecticut Municipal High Yield Portfolio and Spartan Connecticut Municipal Money Market Portfolio to Spartan Connecticut Municipal Income Fund and Spartan Connecticut Municipal Money Market Fund, respectively. Spartan Connecticut Municipal Income Fund (the income fund ) is a fund of Fidelity Court Street Trust. Spartan Connecticut Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The following summarizes the significant accounting policies of the income fund and the money market fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions,capital loss carryforwards and losses deferred due to wash sales, futures and options and excise tax regulations.
REDEMPTION FEES. Shares held in the income fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS AND OPTIONS. The income fund may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value is shown in the schedule of investments under the caption "Futures Contracts". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $127,962,934 and $130,961,201, respectively.
The market value of futures contracts opened and closed during the period amounted to $63,194,938 and $53,409,510, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income and money market funds, respectively.
FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $4,020 and $3,225 for the income and money market funds, respectively. SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to the fund's Distribution and Service Plan.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans (the Plans), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the funds' distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of each fund's shares. Subject to the approval of each Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each fund's shares or render shareholder support services. FMR or FDC has informed the funds that payments made to third parties under the Plans amounted to $2,710 for the income fund and no payments were made for the money market fund for the period.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Spartan Connecticut Municipal High Yield Portfolio and Spartan Connecticut
Municipal Money Market Portfolio:
We have audited the accompanying statements of assets and liabilities of Spartan Connecticut Municipal High Yield Portfolio, a fund of Fidelity Court Street Trust, and Spartan Connecticut Municipal Money Market Portfolio, a fund of Fidelity Court Street Trust II including the schedules of fund investments, as of November 30, 1995, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Spartan Connecticut Municipal High Yield Portfolio, and the financial highlights for each of the four years in the period then ended and for the period March 4, 1991 (commencement of operations) to November 30, 1991 for the Spartan Connecticut Municipal Money Market Portfolio. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Connecticut Municipal High Yield Portfolio and Spartan Connecticut Municipal Money Market Portfolio as of November 30, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Spartan Connecticut Municipal High Yield Portfolio, and the financial highlights for each of the four years in the period then ended and for the period March 4, 1991 (commencement of operations) to November 30, 1991 for the Spartan Connecticut Municipal Money Market Portfolio, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 4, 1996
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
  Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President, MONEY MARKET FUND
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE


SPARTAN(registered trademark)
NEW JERSEY
MUNICIPAL INCOME
FUND


(registered trademark)
(FORMERLY SPARTAN NEW JERSEY
MUNICIPAL HIGH YIELD PORTFOLIO)

ANNUAL REPORT
NOVEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     16   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    20   Notes to the financial statements.

REPORT OF INDEPENDENT
ACCOUNTANTS              22   The auditor's opinion.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each figure includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value), and the effect of the $5 account closeout fee on an average sized account. You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995              PAST 1   PAST 5   LIFE OF
                                             YEAR     YEARS    FUND

Spartan New Jersey Municipal
Income Fund                                  17.05%   49.44%   95.06%

Lehman Brothers Municipal Bond Index         18.90%   51.82%   97.93%

Average New Jersey
Municipal Bond Fund                          18.03%   48.43%   n/a

Consumer Price Index                         2.47%    14.80%   33.10%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on January 1, 1988. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the average New Jersey municipal bond fund, which reflects the performance of 48 New Jersey municipal bond funds with similar objectives tracked by Lipper Analytical Services over the past year. Both benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995              PAST 1   PAST 5   LIFE OF
                                             YEAR     YEARS    FUND

Spartan New Jersey Municipal
Income Fund                                  17.05%   8.37%    8.80%

Lehman Brothers Municipal Bond Index         18.90%   8.71%    9.01%

Average New Jersey
Municipal Bond Fund                          18.03%   8.22%    n/a

Consumer Price Index                         2.47%    2.80%    3.68%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND

Spartan NJ Municipal Income
Lehman Bros. Muni. Bond
$19,793
$19,507
$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Spartan New Jersey Municipal Income Fund on January 1, 1988, when the fund started. As the chart shows, by November 30, 1995, the value of your investment would have grown to $19,507 - a 95.07% increase on your initial investment. This assumes you still own the fund on November 30, 1995, and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,793 - a 97.93% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS


            YEARS ENDED NOVEMBER 30,

            1995                       1994   1993   1992   1991

Dividend returns  6.40% 5.28% 5.99% 6.59% 6.87%

Capital appreciation
 returns  10.65% -11.14% 6.12% 2.73% 3.75%

Total return  17.05% -5.86% 12.11% 9.32% 10.62%
DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee.
DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1995          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.95(cents)   30.47(cents)   62.28(cents)

Annualized dividend rate                 5.31%         5.43%          5.64%

30-day annualized yield                  4.89%         -              -

30-day annualized tax-equivalent yield   8.18%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.35 over the past month, $11.20 over the past six months and $11.04 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 40.21% combined effective 1995 federal and state tax bracket.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
In sharp contrast to much of
1994, the municipal bond market
posted strong returns for the 12
months ended November 30,
1995. For the period, the
Lehman Brothers Municipal
Bond Index - a broad measure
of the tax-free market - had a
total return of 18.90%. By
comparison, the Lehman
Brothers Aggregate Bond Index
- a proxy for investment-grade
taxable bonds - had a total
return of 17.64%. While the
bankruptcy of Orange County,
California, in December 1994
caused some concern among
investors, tax-free bonds
managed to surge ahead of
their taxable counterparts in the
first quarter of 1995 on signs of
a slowing economy and tamer
inflation expectations. By spring,
however, the muni bond market
began to underperform U.S.
Treasury securities when
Congress began consideration
of tax-code changes, some of
which threatened the tax-exempt
status of municipal securities. This
threat of tax reform dampened
enthusiasm in the municipal
bond market, stalling the rally and
helping shorter maturity bonds
to outperform their longer
counterparts throughout the
spring and summer months. By
early fall, historically attractive
valuations relative to
Treasuries, weakening new
issuance, and stronger demand
from insurance companies and
retail buyers helped tax-free
bonds rebound.
An interview with Maureen Newman, Portfolio Manager of Spartan New Jersey Municipal Income Fund
Q. HOW DID THE FUND PERFORM, MAUREEN?
A. For the 12 months ended November 30, 1995, the fund returned 17.05%. For the same period, the average New Jersey municipal bond fund returned 18.03%, as tracked by Lipper Analytical Services. Also, the Lehman Brothers Municipal Bond Index returned 18.90%.
Q. WHAT ARE SOME MAJOR CHANGES YOU HAVE MADE SINCE TAKING OVER THE FUND IN OCTOBER?
A. I improved the liquidity of the portfolio by buying the bonds of some of the better known issuers in New Jersey. Because these issuers are so recognizable, their bonds tend to be more actively traded in the market. Additionally, I've been adding short maturity bonds in place of longer maturity bonds that have short-term call dates. If a long-maturity bond has a short-term call, it will trade under the assumption the issuer will call the bond - or pay it off - on the call date. As the call date approaches, these bonds are less likely to participate in a bond rally.
Q. HAVE YOU MADE ANY CHANGES
TO THE PORTFOLIO'S MARKET-SECTOR
ALLOCATION?
A. During the last two months, I reduced the fund's exposure to the resource recovery sector - or revenue bonds issued for solid waste treatment facilities. Under a system known as flow control, municipalities directed trash haulers to deliver garbage to a designated resource recovery site. This practice was struck down by the U.S. Supreme Court in May 1994 because it was viewed as restraining interstate commerce. In New Jersey, the fees that haulers pay resource recovery plants to take trash, known as tip fees, are often higher than those in neighboring states. What's important to municipal bond investors is that the plants rely on these fees to pay principal and interest on their tax-exempt bonds. Although Congress is considering a bill that would allow existing plants to exert control over the delivery of waste, the uncertainty of the resource recovery sector is causing me to carefully examine each bond I buy.
Q. SO WHAT AREAS OF THE NEW JERSEY MUNICIPAL BOND MARKET ARE YOU LOOKING AT
NOW?
A. I'm currently focusing on other types of revenue bonds. For example, I bought bonds issued by the Port Authority of New York and New Jersey, the Delaware Port Authority - which is tax-exempt in New Jersey and Pennsylvania - and the Garden State Parkway. All of these bonds were purchased at attractive prices and are backed by the revenue produced by these projects.
Q.  IS THERE AN AREA OF THE MARKET YOU ARE AVOIDING?
A. I've substantially reduced the fund's holdings in New Jersey Turnpike bonds because of the issuer's high amount of debt and their failure to raise tolls. I believe the Turnpike bonds could decline in credit quality - which is defined as their ability to pay principal and interest - which could cause the bonds to underperform the rest of the market. The remaining Turnpike bonds held by the fund are either insured - that is, their payment of principal and interest is guaranteed by a AAA-rated municipal insurance company - or they've been refunded.
Q. WHAT'S HAPPENING IN NEW JERSEY'S HEALTH CARE SECTOR - PARTICULARLY HOSPITALS - RIGHT NOW?
A. There are great changes underway in the way the state's hospitals do business. The system by which the state set rates for hospitals was abolished in 1992. New Jersey hospitals were then free to compete with each other for health care business. However, subsidies established by the state in 1992 to ease this transition are slated to expire at the end of December and no funding source has been identified to continue the payments. Therefore, in this newly competitive environment, management expertise and cost cutting are even more important than before. I'm focusing on hospitals that appear well positioned to compete in this deregulated market.
Q. WHAT'S YOUR OUTLOOK?
A. I expect tax-reform discussions may cause further volatility in the market as we head into the presidential election year. I also expect the supply of municipal bonds to continue to be light. With the budget situation in Washington still a question mark and yields at historically low levels, it's difficult to determine what type of return the municipal bond market will enjoy in 1996.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide high
current income exempt from
New Jersey state and federal
income taxes
START DATE: January 1, 1988
SIZE: as of November 30,
1995, more than $366 million
MANAGER: Maureen Newman,
since October 1, 1995;
manager, Spartan Florida
Municipal Income Fund, since
October 1995; manager,
Fidelity Michigan Tax-Free
High Yield Portfolio and
Spartan Connecticut Municipal
Income Fund, since 1994;
Spartan Aggressive Municipal
Fund and Spartan Arizona
Municipal Income Portfolio,
1994 to 1995; bond analyst,
1985 to 1994; joined Fidelity in
1985
(checkmark)


MAUREEN NEWMAN ON HER INVESTMENT STYLE:
"I have a bottom-up approach to investing. I start with fundamental research to understand each issuer in the portfolio and to gauge the likelihood of outperformance. I then work with our quantitative research analysts and bond traders to uncover bonds that offer strong relative value. Our quantitative research group has developed a variety of computer models that assist in evaluating trading opportunities and in achieving a better understanding of the total return characteristics of the portfolios. I plan to keep the fund's duration - or its price sensitivity to changes in interest rates - within a range similar to a Lehman Brothers New Jersey index. Therefore, I will be able to focus on adding value on a issuer-by-issuer basis."
(solid bullet) On October 1, 1995, Maureen Newman took over management of the fund from David Murphy.
INVESTMENT CHANGES


TOP FIVE SECTORS AS OF NOVEMBER 30, 1995
                       % OF FUND'S    % OF FUND'S INVESTMENT
                       INVESTMENTS    S
                                      IN THESE SECTORS
                                      6 MONTHS AGO

Transportation         21.5           20.4

General Obligation     16.6           9.7

Health Care            10.9           12.6

Escrowed/Prerefunded   10.7           9.3

Housing                8.2            9.6

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1995
               6 MONTHS AGO

Years   16.2   15.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1995
              6 MONTHS AGO

Years   7.3   7.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS WILL ALSO INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. THE ACTUAL PERFORMANCE OF THE FUND MAY DIFFER FROM THE ABOVE EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1995 AS OF MAY 31, 1995
Aaa 40.0%
Aa, A 43.1%
Baa 9.5%
Ba, B 0%
Non-rated 4.3%
Short-term
investments 3.1%
Aaa 22.6%
Aa, A 45.5%
Baa 9.0%
Ba, B 0.2%
Non-rated 11.4%
Short-term
investments 11.3%
Row: 1, Col: 1, Value: 40.0
Row: 1, Col: 2, Value: 43.1
Row: 1, Col: 3, Value: 9.5
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 4.3
Row: 1, Col: 6, Value: 3.1
Row: 1, Col: 1, Value: 22.6
Row: 1, Col: 2, Value: 45.5
Row: 1, Col: 3, Value: 9.0
Row: 1, Col: 4, Value: 1.5
Row: 1, Col: 5, Value: 11.4
Row: 1, Col: 6, Value: 11.3
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW ACCOUNT FOR 0% AND 6.3% OF THE FUND'S INVESTMENTS AT NOVEMBER 30, 1995 AND MAY 31, 1995, RESPECTIVELY. INVESTMENTS NOVEMBER 30, 1995

Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 96.9%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW JERSEY - 84.3%
Atlantic County Ctfs. of Prtn.
(Pub. Facs. Lease Agreement):
  7.40% 3/1/07 (FGIC Insured)  Aaa $ 3,035,000 $ 3,706,490
  7.40% 3/1/08 (FGIC Insured)  Aaa  3,260,000  3,993,500
Atlantic County Impt. Auth. Luxury Tax Rev.
(Convention Ctr.):
  7.375% 7/1/10 (MBIA Insured)
  (Escrowed to Maturity) (e)  Aaa  1,000,000  1,213,750
  7.40% 7/1/16 (MBIA Insured)
  (Escrowed to Maturity) (e)  Aaa  3,510,000  4,369,950
Atlantic County Util. Auth. Swr. Rev. Rfdg.
Series A, 5.85% 1/15/15 (AMBAC Insured)  Aaa  2,620,000  2,734,625
Bergen County Util. Auth. Solid Waste Sys. Rev. Rfdg.
Series A, 6.25% 6/15/07 (FGIC Insured)  Aaa  2,000,000  2,200,000
Burlington County Bridge Commission Bridge
System Rev., 5.30% 10/1/13  Aa  1,500,000  1,490,625
Cape May County Ind. Poll. Cont. Fing. Auth.
Rev. Rfdg. (Atlantic City Elec. Co.) Series A,
6.80% 3/1/21, (MBIA Insured)  Aaa  1,350,000  1,630,125
Delaware River Port Auth. Pennsylvania and New
Jersey Rev. 5.40% 1/1/11 (FGIC Insured)  Aaa  2,650,000  2,650,000
Edison Township School Unltd. Tax 6.50%
6/1/11  A1  1,000,000  1,137,500
Essex County Gen. Oblig.:
 Rfdg. Series A2, 6.25% 9/1/10
 (AMBAC Insured)  Aaa  4,735,000  5,137,475
 Series A:
   5.75% 9/1/07 (AMBAC Insured)  Aaa  1,385,000  1,480,219
  5.75% 9/1/08 (AMBAC Insured)  Aaa  1,465,000  1,558,394
  5.75% 9/1/09 (AMBAC Insured)  Aaa  1,550,000  1,639,125
Essex County Impt. Auth. Gen. Oblig. 7%
12/1/20, (AMBAC Insured)
(Escrowed to Maturity) (e)  Aaa  1,000,000  1,138,750
Hudson County Gen. Oblig. 5.125% 8/1/08  A+  3,000,000  2,951,250
Hudson County Impt. Auth.
(Essential Purp. Pooled Gov't. Loan Prog.):
  6.625% 8/1/25  A+  4,000,000  4,250,000
  7.60% 8/1/25  A  5,210,000  5,757,050
Jersey City Swr. Auth. Swr. Rev. Rfdg.:
 6% 1/1/07 (AMBAC Insured)  Aaa  2,175,000  2,378,906
 6% 1/1/09 (AMBAC Insured)  Aaa  1,000,000  1,090,000
Lenape Regional High School Dist. Unltd. Tax:
 7.625% 1/1/13, (MBIA Insured)  Aaa  675,000  850,500
 7.625% 1/1/14, (MBIA Insured)  Aaa  1,000,000  1,262,500
Mercer County Impt. Auth. Rev. Rfdg.:
 (Cap. Appreciation Solid Waste County Guaranteed):
  0% 4/1/08  Aa1  6,000,000  3,195,000
  0% 4/1/09  Aa1  6,500,000  3,241,875
  0% 4/1/10  Aa1  3,000,000  1,402,500
 (Site & Disposal Facs. Proj.) 0% 4/1/09  Aa1  5,155,000  2,609,719
Middlesex County Poll. Cont. Auth. Rev. Rfdg.
(Fing. Poll.) (Amerada Hess Corp.):
  7.875% 6/1/22  -  7,750,000  8,776,875
  6.875% 12/1/22  -  5,000,000  5,287,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
Monmouth County Impt. Auth. Wastewtr.
Treatment Facs. Rev. (Asbury Park Proj.)
7.375% 12/1/09  Baa $ 1,000,000 $ 1,085,000
New Jersey Bldg. Auth. Bldg. Rev.:
 Rfdg. 5% 6/15/13  Aa  2,000,000  1,915,000
 7.50% 6/15/09 (Prerefunded
 to 6/15/99 @ 102) (e)  Aa  1,700,000  1,912,500
New Jersey Econ. Dev. Auth. Rev.: (Edl. Testing Svc.):
  Series A:
  6.50% 5/15/05 (MBIA Insured)  Aaa  2,500,000  2,809,375
  6% 5/15/25 (MBIA Insured)  Aaa  9,245,000  9,464,569
  Series B:
  6.125% 5/15/15 (MBIA Insured) (f)  Aaa  2,000,000  2,085,000
  6.25% 5/15/25 (MBIA Insured) (f)  Aaa  7,700,000  8,036,875
 (Weyerhauser Co. Proj.) 9% 11/1/04  A2  2,000,000  2,582,500
New Jersey Econ. Dev. Auth. Poll. Cont. Rev.
(Central Pwr. & Lt.) 7.10% 7/1/15  A2  1,415,000  1,545,888
New Jersey Econ. Dev. Auth. Wtr. Facs. Rev.
(American Wtr. Co. Inc. Proj.) 5.95%
11/1/29, (FGIC Insured)  Aaa  5,000,000  5,087,500
New Jersey Edl. Facs. Fing. Auth. Rev.:
 (Princeton University) Series A,
  5.875% 7/1/20  Aaa  1,000,000  1,041,250
 (Ramapo College) Series B, 7.70% 7/1/13
 (Prerefunded to 7/1/98 @102) (e)  A  1,000,000  1,106,250
 5.125% 9/1/10 (AMBAC Insured)  Aaa  5,000,000  4,906,250
New Jersey Gen. Oblig.:
 Rfdg.:
  Series B, 6.20%, 1/15/00  Aa1  1,000,000  1,070,000
  Series D, 6% 2/15/11  Aa1  3,000,000  3,243,750
 6.25% 1/15/01  Aa1  2,000,000  2,175,000
New Jersey Health Care Facs. Fing. Auth. Rev.:
 Rfdg. (Atlantic City Med. Ctr.)
 Series C, 6.80% 7/1/11  A  4,200,000  4,525,500
 (Burdette Tomlin Mem. Hosp.) Series D,
 6.25% 7/1/06 (FGIC Insured)  Aaa  1,710,000  1,855,350
 (East Orange Gen. Hosp.) Series B,
 7.75% 7/1/20  BBB+  2,450,000  2,621,500
 (Elizabeth Gen. Med. Ctr.) Series C:
  7.10% 7/1/99  Baa1  1,125,000  1,186,875
  7.25% 7/1/06  Baa1  1,975,000  2,095,969
 (Helene Fuld Med. Ctr.) Series C,
 8.125% 7/1/13  A  1,000,000  1,082,500
 (Holy Name Hosp.) Series A,
 6.875% 7/1/04  Aaa  1,765,000  1,888,550
 (Jersey Shore Med. Ctr.) Series B,
 8% 7/1/18, (AMBAC Insured)
 (Prerefunded to 7/1/98 @ 102) (e)  Aaa  1,905,000  2,121,694
 (Kennedy Mem. Hosp.-Univ. Med. Ctr.)
 Series D, 7.875% 7/1/09  A1  3,000,000  3,217,500
 (Muhlenberg Regional Med. Ctr.) Series B,
 8% 7/1/18 (AMBAC Insured)  Aaa  2,000,000  2,215,000
 (Newcombe Med. Ctr.) Series A, 7.875%
 7/1/03  Baa  3,950,000  4,335,125
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
New Jersey Health Care Facs. Fing. Auth. Rev. - continued
 (Pascack Valley Hosp.) Series 1991, 6.70%
 7/1/11  BBB+ $ 5,200,000 $ 5,369,000
 (St. Elizabeth Hosp.) Series B, 8.25%
 7/1/20  Baa  8,500,000  9,233,125
New Jersey Hsg. Fin. Agcy. (Gen. Resolution Section 8) Series A:
  6.90% 11/1/07  AA+  2,670,000  2,863,575
  6.95% 11/1/08  AA+  2,265,000  2,423,550
  7% 11/1/09  AA+  2,855,000  3,044,144
  7.05% 11/1/10  AA+  3,500,000  3,723,125
New Jersey Hsg. & Mtg. Fin. Agcy.:
 6% 11/1/02  A+  1,810,000  1,905,025
 6.20% 11/1/04  A+  3,100,000  3,297,625
 6.45% 11/1/07  A+  5,090,000  5,414,488
 (Home Buyer) Series B, 7.90% 10/1/22,
 (MBIA Insured) (b)  Aaa  1,580,000  1,674,800
New Jersey Hwy. Auth. Garden State Parkway
Gen. Rev. (Senior Parkway):
  6.10% 1/1/06  A1  1,750,000  1,905,313
  6.20% 1/1/10 (d)  A1  21,000,000  22,968,750
  5.75% 1/1/19  A1  3,000,000  3,033,750
  6% 1/1/19 (Escrowed to Maturity) (e)  Aaa  4,485,000  4,860,619
New Jersey Tpk. Auth. Rev. Rfdg. 10.375%
1/1/03 (Escrowed to Maturity) (e)  AAA  9,705,000  11,779,444
New Jersey Trans. Trust Fund Auth. Sys. Rev. (Trans. Sys.):
 Series A:
  6% 6/15/02, (AMBAC Insured)  Aaa  2,000,000  2,170,000
  6.25% 12/15/03 (AMBAC Insured)  Aaa  2,600,000  2,886,000
  6.50% 6/15/05 (AMBAC Insured)  Aaa  10,000,000  11,312,500
  5.25% 6/15/14 (AMBAC Insured)  Aaa  3,000,000  2,921,250
 Series B, 6.50% 6/15/10 (MBIA Insured)  Aaa  3,000,000  3,465,000
New Jersey Wastewtr. Treatment Trust Loan Rev.:
 6.875% 6/15/06  Aa  1,320,000  1,465,200
 6.875% 6/15/09  Aa  1,000,000  1,110,000
 7% 6/15/10  Aa  1,750,000  1,946,875
Parsippany-Troy Hills Township Unltd. Tax Rfdg.
6% 4/1/04  Aa  1,235,000  1,352,325
Passaic Valley Swr. Commissioner. Rfdg. (Swr. Sys.)
Series D, 5.75% 12/1/13 (AMBAC Insured)  Aaa  1,000,000  1,021,250
Rutgers State Univ. Rev. Rfdg.:
 Series A, 5% 5/1/14  A1  1,000,000  961,250
 Series R, 5.75% 5/1/18  A1  3,000,000  3,048,750
Sayreville Hsg. Dev. Corp. Mtg. Rev. Rfdg. (Lakeview)
Section 8, 7.75% 8/1/24 (FHA Guaranteed)  AAA  2,465,000  2,563,600
Stony Brook Regional Swr. Auth. Rev. Series A, 7.40%
12/1/09 (Prerefunded to 12/1/99 @ 102) (e)  Aa  1,000,000  1,133,750
Union County Gen. Oblig. Unltd. Tax Rfdg.
5% 2/1/10  Aaa  2,000,000  1,975,000
Union County Util. Auth. Solid Waste Rev. Series A (b):
 6.95% 6/15/03   A-  9,000,000  9,607,500
 7% 6/15/04   A-  7,200,000  7,713,000
 7.15% 6/15/09  A-  2,840,000  3,031,700
 University of Medicine & Dentistry
Series C, 7.20% 12/1/19   A  3,000,000  3,318,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
Wanaque Valley Reg'l. Swr. Auth. Rfdg. Series B,
5.75% 9/1/18, (AMBAC Insured)  Aaa $ 3,250,000 $ 3,424,688
   306,271,194
NEW YORK & NEW JERSEY - 7.0%
New York & New Jersey Port Auth. Consolidated:
 Rfdg. 87th Series, 5.25% 7/15/17  A1  2,000,000  1,947,500
 65th Series, 7% 9/1/24 (FGIC insured)  Aaa  3,500,000  3,649,870
 76th Series, 6.50% 11/1/26 (b)  A1  2,000,000  2,092,500
 77th Series, 6.25% 1/15/27 (b)  A1  5,000,000  5,168,750
 85th Series, 5.375% 3/1/28  A1  9,000,000  8,887,500
 Series SS, 4.90% 9/1/97 (b)  -  1,600,000  1,603,600
West New York & New Jersey Muni. Util. Rev.
5.125% 12/15/17 (FGIC Insured)  Aaa  2,000,000  1,905,000
   25,254,720
PUERTO RICO - 5.6%
Puerto Rico Commonwealth Pub. Impt. 6.80%
7/1/21 (Prerefunded to 7/1/02 @ 101.50) (e)  AAA  8,000,000  9,200,000
Puerto Rico Commonwealth Urban Renewal & Hsg.
Corp. Rfdg. 7.875% 10/1/04  Baa1  5,235,000  5,961,356
Puerto Rico Hsg. Fin. Corp. Rev. (Multi-Family
Mtg. Portfolio A) Series I, 7.50% 4/1/22,
LOC Puerto Rico Gov't. Dev. Bank  AA  2,705,000  2,870,681
Puerto Rico Infrastructure Fing. Auth. Spl. Tax
Series 1988 A, 7.75% 7/1/08  Baa1  2,255,000  2,472,044
   20,504,081
TOTAL MUNICIPAL BONDS
(Cost $329,911,337)   352,029,995
MUNICIPAL NOTES (A) - 3.1%

NEW JERSEY - 3.1%
New Jersey Econ. Dev. Auth. Econ. Dev. Rev., VRDN:
 (Danic Urban Renewal Co. Proj.) Series 1985,
 3.55%, LOC Marine Midland Bank  P-2  2,000,000  2,000,000
 (Dow Chemical Co./Eldorado Terminals Co.
 Proj.) Series 1984 A, 3.80%  P-1  1,700,000  1,700,000
New Jersey Econ. Dev. Auth. Ind. & Econ Dev. (Casa
DiBertacchi Corp. Facs.) Series 1988, 3.85%,
LOC Marine Midland Bank, VRDN (b)  A-2  2,500,000  2,500,000
New Jersey Sports & Exposition Auth. Rev.
(Contract Bonds) Series 1992 C, 3.90%
(MBIA Insured) (BPA Industrial Bank
of Japan), VRDN  VMIG 1  5,100,000  5,100,000
TOTAL MUNICIPAL NOTES
(Cost $11,300,000)   11,300,000
TOTAL INVESTMENTS - 100%
(Cost $341,211,337)  $ 363,329,995
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
SOLD
50 Municipal Bond Contracts   Mar. 1996 $ 5,962,500 $ (32,860)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.6%

SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,375,000.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
New Jersey Econ. Dev.
Auth. Rev. ( Edl. Testing Svc.)
Series B, 6.125% 5/15/15
(MBIA Insured) 8/23/95 $ 1,953,920
New Jersey Econ. Dev.
Auth. Rev. (Edl. Testing Svc.)
Series B, 6.25% 5/15/25
(MBIA Insured) 8/23/95 $ 7,516,355
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 63.4% AAA, AA, A 80.3%
Baa  7.3% BBB 9.5%
Ba  0.0% BB 0.0%
B  0.0% B 0.0%
Caa  0.0% CCC 0.0%
Ca, C  0.0% CC, C 0.0%
   D 0.0%
The percentage not rated by either S&P or Moody's amounted to 4.3%. FMR has determined that unrated debt securities that are lower quality account for 0% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Transportation   21.5%
General Obligation   16.6
Health Care   10.9
Escrowed/Prerefunded   10.7
Others
 (individually less than 10%)   40.3
TOTAL   100.0%
INCOME TAX INFORMATION
At November 30, 1995, the aggregate cost of investment securities for income tax purposes was $341,211,337. Net unrealized appreciation aggregated $22,118,658, of which $22,250,897 related to appreciated investment securities and $132,239 related to depreciated investment securities.
The fund hereby designates $1,060,272 as a capital gain dividend for the purpose of the dividend paid deduction.
At November 30, 1995, the fund was required to defer $852,406 of losses on futures contracts.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 NOVEMBER 30, 1995

1.ASSETS        2.            3.

4.Invest        5.            $ 363,329,995
ment in
securiti
es, at
value
(cost
$341,2
11,337)
-
See
accom
panyin
g
schedu
le

6.Cash          7.             109,629


8.Receiv        9.             4,450,918
able for
invest
ments
sold

10.Intere       11.            6,946,982
st
receiva
ble

12. 13.T        14.            374,837,524
OTAL
ASSETS

15.LIABIL       16.           17.
ITIES

18.Paya         $ 7,541,563   19.
ble for
invest
ments
purcha
sed

20.Paya          183,454      21.
ble for
fund
shares
redeem
ed

22.Distri        346,634      23.
butions
payabl
e

24.Accru         164,092      25.
ed
manag
ement
fee

26.Paya          32,860       27.
ble for
daily
variatio
n on
futures
contrac
ts

28. 29.T        30.            8,268,603
OTAL
LIABILITI
ES

31.32.N         33.           $ 366,568,921
ET
ASSETS

34.Net          35.           36.
Assets
consist
of:

37.Paid         38.           $ 344,242,397
in
capital

39.Accu         40.            240,726
mulate
d
undistri
buted
net
realize
d gain
(loss)
on
invest
ments

41.Net          42.            22,085,798
unreali
zed
appreci
ation
(depre
ciation)

on
invest
ments

43.44.N         45.           $ 366,568,921
ET
ASSETS
, for
32,107,
873
shares
outstan
ding

46.47.N         48.            $11.42
ET
ASSET
VALUE,
offering
price
and
redemp
tion
price
per
share
($366,5
68,921
(divided by)
32,107,
873
shares)


STATEMENT OF OPERATIONS
 YEAR ENDED NOVEMBER 30, 1995

49.50.IN    51.           $ 21,749,612
TEREST
INCOME


52.EXPE     53.           54.
NSES

55.Mana     $ 1,930,146   56.
gement
fee

57.Non-i     1,696        58.
nterest
ed
trustee
s'
compe
nsation

59. 60.T    61.            1,931,842
OTAL
EXPEN
SES

62.63.N     64.            19,817,770
ET
INTERES
T
INCOM
E

65.REALI    67.           68.
ZED AND
UNREALIZ
ED GAIN
(LOSS)
66.Net
realize
d gain
(loss)
on:

69. Inves    2,771,634    70.
tment
securiti
es

71. Futur    (532,341)     2,239,293
es
contrac
ts

72.Chan     73.           74.
ge in
net
unreali
zed
appreci
ation
(depre
ciation)
on:

75. Inves    32,347,208   76.
tment
securiti
es

77. Futur    (32,860)      32,314,348
es
contrac
ts

78.79.N     80.            34,553,641
ET GAIN
(LOSS)

81.82.N     83.           $ 54,371,411
ET
INCREA
SE
(DECRE
ASE) IN
NET
ASSETS
RESULTI
NG
FROM
OPERATI
ONS

STATEMENT OF CHANGES IN NET ASSETS
             YEARS ENDED NOVEMBER 30,

             1995                       1994

84.INCRE
ASE
(DECREAS
E) IN NET
ASSETS

85.Oper      $ 19,817,770               $ 21,733,801
ations
Net
interest
income

86. Net       2,239,293                  (1,872,012)
realize
d gain
(loss)

87. Chan      32,314,348                 (42,678,448)
ge in
net
unrealiz
ed
appreci
ation
(deprec
iation)

88.           54,371,411                 (22,816,659)
89.N
ET
INCRE
ASE
(DECR
EASE
) IN
NET
ASSE
TS
RESUL
TING
FROM
OPER
ATION
S

90.Distri     (19,817,770)               (21,733,801)
butions
to
shareh
olders
From
net
interest
income

91. From      -                          (5,384,226)
net
realize
d gain

92. 93.T      (19,817,770)               (27,118,027)
OTAL
DISTRIB
UTIONS

94.Share      44,889,052                 52,850,946
transac
tions
Net
procee
ds from
sales
of
shares

95. Rein      15,486,788                 22,039,374
vestme
nt of
distribu
tions

96. Cost      (55,439,570)               (120,455,997)
of
shares
redeem
ed

97. Rede      18,651                     41,637
mption
fees

98.99.        4,954,921                  (45,524,040)
NET
INCRE
ASE
(DECR
EASE
) IN
NET
ASSE
TS
RESUL
TING
FROM
SHAR
E
TRANS
ACTIO
NS

100.          39,508,562                 (95,458,726)
101.T
OTAL
INCREA
SE
(DECRE
ASE) IN
NET
ASSETS

102.NET      103.                       104.
ASSETS

105. Be       327,060,359                422,519,085
ginning
of
period

106. En      $ 366,568,921              $ 327,060,359
d of
period

107.OTH      109.                       110.
ER
INFORMATI
ON
108.Sha
res

111. Sol      4,079,575                  4,712,112
d

112. Iss      1,400,485                  1,969,361
ued in
reinves
tment
of
distribu
tions

113. Re       (5,062,399)                (10,919,165)
deeme
d

114. Ne       417,661                    (4,237,692)
t
increas
e
(decre
ase)

FINANCIAL HIGHLIGHTS
      YEARS ENDED NOVEMBER 30,

      1995   1994C   1993   1992   1991

115.SELE
CTED
PER-SH
ARE
DATA

116.Net     $ 10.320   $ 11.760   $ 11.240   $ 11.020   $ 10.620
asset
value,
beginni
ng of
period

117.Inco     .623       .637       .640       .694       .694
me
from
Invest
ment
Operati
ons
Net
interest
income

118. Ne      1.099      (1.291)    .678       .298       .398
t
realize
d and
unreali
zed
gain
(loss)

119. Tot     1.722      (.654)     1.318      .992       1.092
al from
invest
ment
operati
ons

120.Les
s            (.623)     (.637)     (.640)     (.694)
Distrib                                                  (.694)
utions
From
net
interest

 inco
me

121. Fro     -          (.150)     (.160)     (.080)     -
m net
realize
d
gain

122. Tot     (.623)     (.787)     (.800)     (.774)     (.694)
al
distribu
tions

123.Red      .001       .001       .002       .002       .002
emptio
n fees
added
to paid
in
capital

124.Net     $ 11.420   $ 10.320   $ 11.760   $ 11.240   $ 11.020
asset
value,
end of
period

125.TOT      17.06      (5.86)     12.12      9.33%      10.63%
AL          %          %          %
RETURN
 A

126.RATIOS AND
SUPPLEMENTAL DATA

127.Net     $ 366,569   $ 327,060   $ 422,519   $ 342,734   $ 289,792
assets,
end of
period
(000
omitted
)

128.Rati     .55         .55%        .55         .51%        .52%
o of        %                       %           B           B
expens
es to
averag
e net
assets

129.Rati     5.64        5.70%       5.52        6.22%       6.44%
o of net    %                       %
interest

income
to
averag
e
net
assets

130.Port     36          8%          25          33%         42%
folio       %                       %
turnove
r rate

A TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
C EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING
POLICIES.
On December 14, 1995, the Board of Trustees gave approval to change the name of Spartan New Jersey Municipal High Yield Portfolio to Spartan New Jersey Municipal Income Fund. Spartan New Jersey Municipal Income Fund (the fund) is a fund of Fidelity Court Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for gains/losses on futures and options transactions, capital loss carryforwards, and losses deferred due to futures and options and excise tax regulations.
REDEMPTION FEES. Shares held in the fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $10,121,875 or 2.8% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $117,172,540 and $118,821,508, respectively.
The market value of futures contracts opened and closed during the period amounted to $129,916,194 and $125,028,927, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $5,310 for the period.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Court Street Trust and the Shareholders of Spartan New Jersey Municipal
High Yield Portfolio:
We have audited the accompanying statement of assets and liabilities of Fidelity Court Street Trust: Spartan New Jersey Municipal High Yield Portfolio, including the schedule of portfolio investments, as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30,1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Court Street Trust: Spartan New Jersey Municipal High Yield Portfolio as of November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 4, 1996
DISTRIBUTIONS


The Board of Trustees of Spartan New Jersey Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
 12/26/95 12/22/95 $0.01
 1/8/96 1/5/96 $0.03
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S TAX-FREE BOND FUNDS
Aggressive Tax-Free
California Tax-Free High Yield
California Tax-Free Insured
High Yield Tax-Free
Insured Tax-Free
Limited Term Municipals
Massachusetts Tax-Free High Yield
Michigan Tax-Free High Yield
Minnesota Tax-Free
Municipal Bond
New York Tax-Free High Yield
New York Tax-Free Insured
Ohio Tax-Free High Yield
Spartan Aggressive Municipal
Spartan Arizona Municipal Income
Spartan California Intermediate Municipal
Spartan California Municipal High Yield
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Intermediate Municipal
Spartan Maryland Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Intermediate Municipal
Spartan New York Municipal High Yield
Spartan Pennsylvania Municipal High Yield
Spartan Short-Intermediate Municipal
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE